UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

 213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:  9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 99.2%
	ADVERTISING - 0.2%
1,465	Omnicom Group, Inc.		$ 92,940

	AEROSPACE/DEFENSE - 2.2%
1,060	B/E Aerospace, Inc. *		78,249
703	Boeing Co.		82,602
1,153	L-3 Communications Holdings, Inc.		108,959
831	Lockheed Martin Corp.		105,994
1,126	Northrop Grumman Corp.		107,263
1,307	Raytheon Co.		100,730
1,422	Rockwell Collins, Inc.		96,497
453	TransDigm Group, Inc.		62,831
962	United Technologies Corp.		103,723
			846,848
	AGRICULTURE - 1.2%
2,961	Altria Group, Inc.		101,710
2,082	Archer-Daniels-Midland Co.		76,701
1,834	Lorillard, Inc.		82,126
1,179	Philip Morris International, Inc.		102,090
2,015	Reynolds American, Inc.		98,292
			460,919
	AIRLINES - 0.2%
5,608	Southwest Airlines Co.		81,652

	APPAREL - 1.1%
1,100	Carter's, Inc.		83,479
1,158	Hanesbrands, Inc.		72,155
1,064	Nike, Inc. - Cl. B		77,289
430	Ralph Lauren Corp.		70,834
689	Under Armour, Inc. - Cl. A *		54,741
456	VF Corp.		90,767
			449,265
	AUTO MANUFACTURERS - 0.5%
3,678	Ford Motor Co.		62,048
1,854	General Motors Co. *		66,688
1,428	PACCAR, Inc.		79,482
			208,218
	AUTO PARTS & EQUIPMENT - 0.9%
2,768	Allison Transmission Holdings, Inc.		69,338
723	BorgWarner, Inc.		73,305
1,084	Lear Corp.		77,582
957	TRW Automotive Holdings Corp. *		68,244
831	WABCO Holdings, Inc. *		70,020
			358,489
	BANKS - 5.0%
2,824	BB&T Corp.		95,310
2,052	BOK Financial Corp.		129,994
1,025	Capital One Financial Corp.		70,459
1,322	Citigroup, Inc.		64,130
1,929	Comerica, Inc.		75,829
1,533	Cullen/Frost Bankers, Inc.		108,153
2,762	East West Bancorp, Inc.		88,246
4,943	Fifth Third Bancorp		89,172
1,781	First Republic Bank		83,048
435	Goldman Sachs Group, Inc.		68,821
9,136	Huntington Bancshares, Inc.		75,463
1,658	JPMorgan Chase & Co.		85,702
6,503	KeyCorp		74,134
935	M&T Bank Corp.		104,645
1,610	Northern Trust Corp.		87,568
1,222	PNC Financial Services Group, Inc.		88,534
7,235	Regions Financial Corp.		66,996
1,036	Signature Bank *		94,815
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	BANKS (Continued) - 5.0%
1,122	State Street Corp.		$ 73,772
2,206	SunTrust Banks, Inc.		71,519
3,400	US Bancorp		124,372
2,316	Wells Fargo & Co.		95,697
2,481	Zions Bancorporation		68,029
			1,984,408
	BEVERAGES - 1.9%
1,375	Beam, Inc.		88,894
1,373	Brown-Forman Corp. - Cl. B		93,542
2,508	Coca-Cola Co.		95,003
2,433	Coca-Cola Enterprises, Inc.		97,831
554	Constellation Brands, Inc. - Cl. A *		31,800
2,180	Dr. Pepper Snapple Group, Inc.		97,708
400	Green Mountain Coffee Roasters, Inc. *		30,132
1,342	Molson Coors Brewing Co. - Cl. B		67,274
911	Monster Beverage Corp. *		47,600
1,466	PepsiCo, Inc.		116,547
			766,331
	BIOTECHNOLOGY - 0.9%
374	Alexion Pharmaceuticals, Inc. *		43,444
486	Amgen, Inc.		54,403
231	Biogen Idec, Inc.*		55,615
364	Celgene Corp. *		56,030
803	Cubist Pharmaceuticals, Inc. *		51,031
959	Gilead Sciences, Inc.*		60,264
151	Regeneron Pharmaceuticals, Inc. *		47,243
			368,030
	BUILDING MATERIALS - 0.1%
1,322	Fortune Brands Home & Security, Inc.		55,035

	CHEMICALS - 3.6%
779	Air Products & Chemicals, Inc.		83,018
895	Airgas, Inc.		94,915
1,179	Albemarle Corp.		74,206
1,122	Celanese Corp. - Series A		59,230
310	CF Industries Holdings, Inc.		65,357
1,031	Ecolab, Inc.		101,822
1,718	EI du Pont de Nemours & Co.		100,606
1,154	FMC Corp.		82,765
1,245	International Flavors & Fragrances, Inc.		102,464
1,043	Mosaic Co.		44,870
471	PPG Industries, Inc.		78,685
971	Praxair, Inc.		116,724
1,002	Rockwood Holdings, Inc.		67,034
417	Sherwin-Williams Co.		75,969
1,572	Sigma-Aldrich Corp.		134,092
1,000	Valspar Corp.		63,430
517	Westlake Chemical Corp.		54,109
			1,399,296
	COMMERCIAL SERVICES - 4.0%
1,569	ADT Corp.		63,796
473	Alliance Data Systems Corp. *		100,025
1,533	Automatic Data Processing, Inc.		110,959
2,144	Cintas Corp.		109,773
1,546	Equifax, Inc.		92,528
540	FleetCor Technologies, Inc. *		59,486
1,204	Gartner, Inc. *		72,240
2,174	Iron Mountain, Inc.		58,741
1,205	Leidos Holdings, Inc.		54,829
809	Manpower Group, Inc.		58,847
131	Mastercard, Inc. - Cl. A		88,134
727	Moody's Corp.		51,130
2,654	Quanta Services, Inc. *		73,012
1,507	Robert Half International, Inc.		58,818
688	Science Applications International Corp. *		23,230
2,732	SEI Investments Co.		84,446
2,916	Total System Services, Inc.		85,789
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	COMMERCIAL SERVICES (Continued) - 4.0%
936	Towers Watson & Co. - Cl. A		$ 100,115
2,742	Vantiv, Inc. *		76,611
1,390	Verisk Analytics, Inc. - Cl. A *		90,294
4,156	Western Union Co.		77,551
			1,590,354
	COMPUTERS - 2.4%
600	3D Systems Corp. *		32,394
110	Apple, Inc.		52,443
803	Cognizant Technology Solutions Corp. - Cl. A *		65,942
1,060	Computer Sciences Corp.		54,844
4,747	Dell, Inc.		65,366
2,758	EMC Corp.		70,494
660	IHS, Inc. - Cl. A *		75,359
461	International Business Machines Corp.		85,368
2,031	Jack Henry & Associates, Inc.		104,820
1,662	NetApp, Inc.		70,834
966	SanDisk Corp.		57,487
2,935	Synopsys, Inc. *		110,650
802	Teradata Corp. *		44,463
837	Western Digital Corp.		53,066
			943,530
	COSMETICS/PERSONAL CARE - 0.7%
1,705	Colgate-Palmolive Co.		101,107
1,002	Estee Lauder Cos., Inc. - Cl. A		70,040
1,187	Procter & Gamble Co.		89,725
			260,872
	DISTRIBUTION/WHOLESALE - 1.0%
1,337	Arrow Electronics, Inc. *		64,885
1,368	Fastenal Co.		68,742
385	Fossil Group, Inc. *		44,752
1,120	Genuine Parts Co.		90,597
1,705	LKQ Corp. *		54,321
312	WW Grainger, Inc.		81,654
			404,951
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
401	Affiliated Managers Group, Inc. *		73,239
1,182	American Express Co.		89,265
810	Ameriprise Financial, Inc.		73,775
248	BlackRock, Inc. - Cl. A		67,114
1,943	CBOE Holdings, Inc.		87,882
2,903	Charles Schwab Corp.		61,369
1,108	CME Group, Inc.		81,859
1,531	Discover Financial Services		77,377
1,623	Eaton Vance Corp.		63,021
1,423	Franklin Resources, Inc.		71,933
421	IntercontinentalExchange, Inc. *		76,378
2,075	Invesco Ltd.		66,192
1,965	NASDAQ OMX Group, Inc.		63,057
673	Nationstar Mortgage Holdings, Inc. *		37,843
2,484	NYSE Euronext		104,278
894	Ocwen Financial Corp. *		49,858
1,481	Raymond James Financial, Inc.		61,713
3,200	SLM Corp.		79,680
1,065	T. Rowe Price Group, Inc.		76,605
2,247	TD Ameritrade Holding Corp.		58,826
1,250	Waddell & Reed Financial, Inc. - Cl. A		64,350
			1,485,614
	ELECTRIC - 5.6%
2,280	Alliant Energy Corp.		112,974
2,684	American Electric Power Co., Inc.		116,351
4,135	CMS Energy Corp.		108,833
2,318	Consolidated Edison, Inc.		127,815
1,806	DTE Energy Co.		119,160
1,917	Duke Energy Corp.		128,017
1,403	Energy Corp.		88,656
1,076	ITC Holdings Corp.		100,993
1,264	National Fuel Gas Co.		86,913
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	ELECTRIC (Continued) - 5.6%
1,444	NextEra Energy, Inc.		$ 115,751
2,578	Northeast Utilities		106,342
2,550	NV Energy, Inc.		60,205
2,380	OGE Energy Corp.		85,894
1,925	Pinnalce West Capital Corp.		105,375
3,989	PPL Corp.		121,186
3,288	Public Service Enterprise Group, Inc.		108,274
2,516	SCANA Corp.		115,837
3,212	Southern Co.		132,270
2,850	Wisconsin Energy Corp.		115,083
4,048	Xcel Energy, Inc.		111,765
			2,167,694
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
1,996	AMETEK, Inc.		91,856
1,352	Emerson Electric Co.		87,474
922	Energizer Holdings, Inc.		84,040
927	Hubbell, Inc. - Cl. B		97,094
2,120	Molex, Inc.		81,663
			442,127
	ELECTRONICS - 1.9%
1,540	Agilent Technologies, Inc.		78,925
887	Amphenol Corp. - Cl. A		68,636
1,641	Avnet, Inc.		68,446
1,990	FLIR Systems, Inc.		62,486
1,171	Honeywell International, Inc.		97,240
2,840	Jabil Circuit, Inc.		61,571
297	Mettler-Toledo International, Inc. *		71,307
899	Thermo Fisher Scientific, Inc.		82,843
2,201	Trimble Navigation Ltd. *		65,392
798	Waters Corp. *		84,755
			741,601
	ENGINEERING & CONSTRUCTION - 0.2%
1,207	Jacobs Engineering Group, Inc. *		70,223

	ENTERTAINMENT - 0.4%
2,872	International Game Technology		54,367
1,562	Madison Square Garden Co. - Cl. A *		90,705
			145,072
	ENVIRONMENTAL CONTROL - 1.1%
3,099	Republic Services, Inc.		103,383
960	Stericycle, Inc. *		110,784
2,272	Waste Connections, Inc.		103,171
2,869	Waste Management, Inc.		118,318
			435,656
	FOOD - 3.0%
3,262	Flowers Foods, Inc.		69,937
2,245	General Mills, Inc.		107,580
1,175	Hershey Co.		108,687
2,196	Hormel Foods Corp.		92,495
982	Ingredion, Inc.		64,979
945	JM Smucker Co.		99,263
1,560	Kraft Foods Group, Inc.		81,806
2,088	Kroger Co.		84,230
1,430	McCormick & Co., Inc.		92,521
2,425	Mondelez International, Inc. - Cl. A		76,194
1,678	Safeway, Inc.		53,679
3,120	Sysco Corp.		99,310
2,436	Tyson Foods, Inc. - Cl. A		68,890
1,163	Whole Foods Market, Inc.		68,036
			1,167,607
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	FOREST PRODUCTS & PAPER - 0.3%
1,245	International Paper Co.		$ 55,776
1,878	MeadWestvaco Corp.		72,078
			127,854
	GAS - 0.8%
2,495	AGL Resources, Inc.		114,845
3,484	NiSource, Inc.		107,621
1,257	Sempra Energy		107,599
			330,065
	HAND & MACHINE TOOLS - 0.6%
1,116	Lincoln Electric Holdings, Inc.		74,348
888	Snap-on, Inc.		88,356
957	Stanley Black & Decker, Inc.		86,675
			249,379
	HEALTHCARE-PRODUCTS - 3.7%
1,402	Baxter International, Inc.		92,097
1,152	Becton Dickinson and Co.		115,223
2,170	CareFusion Corp. *		80,073
664	Cooper Cos., Inc.		86,114
2,166	DENTSPLY International, Inc.		94,026
572	Edwards Lifesciences Corp. *		39,828
1,157	Henry Schein, Inc. *		119,981
896	IDEXX Laboratories, Inc. *		89,286
111	Intuitive Surgical, Inc. *		41,766
915	Life Technologies Corp. *		68,470
1,788	Medtronic, Inc.		95,211
2,746	Patterson Cos., Inc.		110,389
1,331	ResMed, Inc.		70,304
1,502	St Jude Medical, Inc.		80,567
1,576	Stryker Corp.		106,522
1,040	Varian Medical Systems, Inc. *		77,719
1,183	Zimmer Holdings, Inc.		97,172
			1,464,748
	HEALTHCARE SERVICES - 2.3%
1,114	Aetna, Inc.		71,318
1,043	Cigna Corp.		80,165
1,304	DaVita HealthCare Partners, Inc. *		74,198
1,551	HCA Holdings, Inc.		66,305
654	Humana, Inc.		61,038
1,233	Laboratory Corp. of America Holdings *		122,240
970	MEDNAX, Inc. *		97,388
1,507	Quest Diagnostics, Inc.		93,118
1,044	UnitedHealth Group, Inc.		74,761
958	Universal Health Services, Inc. - Cl. B		71,840
940	WellPoint, Inc.		78,593
			890,964
	HOMEBUILDERS - 0.4%
1,968	DR Horton, Inc.		38,238
1,251	Lennar Corp. - Cl. A		44,285
2,337	PulteGroup, Inc.		38,561
1,320	Toll Brothers, Inc. *		42,808
			163,892
	HOME FURNISHINGS - 0.3%
765	Harman International Industries, Inc.		50,666
365	Whirlpool Corp.		53,451
			104,117
	HOUSEHOLD PRODUCTS/WARES - 1.2%
1,831	Avery Dennison Corp.		79,685
1,910	Church & Dwight Co., Inc.		114,695
1,432	Clorox Co.		117,023
1,000	Kimberly-Clark Corp.		94,220
856	Tupperware Brands Corp.		73,933
			479,556
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	HOUSEWARES - 0.2%
3,262	Newell Rubbermaid, Inc.		$ 89,705

	INSURANCE - 4.7%
1,314	Aflac, Inc.		81,455
2,038	Allstate Corp.		103,021
2,353	American Financial Group, Inc.		127,203
2,548	Arthur J Gallagher & Co. - Cl. B		111,220
2,936	Brown & Brown, Inc.		94,246
1,328	Chubb Corp.		118,537
2,235	Cincinnati Financial Corp.		105,403
3,040	Fidelity National Financial, Inc. - Cl. A		80,864
3,723	Genworth Financial, Inc. - Cl.A *		47,617
2,820	HCC Insurance Holdings, Inc.		123,572
1,269	Lincoln National Corp.		53,285
220	Markel Corp. *		113,909
2,624	Marsh & McLennan Cos., Inc.		114,275
1,746	Principal Financial Group, Inc.		74,764
4,235	Progressive Corp.		115,319
1,533	Torchmark Corp.		110,913
1,242	Travelers Cos., Inc.		105,284
2,322	Unum Group		70,682
2,746	WR Berkley Corp.		117,694
			1,869,263
	INTERNET - 1.8%
1,150	eBay, Inc. *		64,159
458	F5 Networks, Inc. *		39,278
99	Google, Inc. - Cl. A *		86,715
1,380	IAC/InterActiveCorp.		75,445
149	LinkedIn Corp. *		36,663
81	Netflix, Inc. *		25,046
74	Priceline.com, Inc. *		74,810
550	Rackspace Hosting, Inc. *		29,018
3,042	Symantec Corp.		75,289
592	TripAdvisor, Inc. *		44,897
1,818	Verisign, Inc. *		92,518
1,954	Yahoo!, Inc. *		64,795
			708,633
	INVESTMENT COMPANIES - 0.3%
6,176	Ares Capital Corp.		106,783

	IRON/STEEL - 0.4%
1,533	Nucor Corp.		75,148
896	Reliance Steel & Aluminum Co.		65,650
			140,798
	LEISURE TIME - 0.6%
2,176	Carnival Corp.		71,025
1,105	Harley-Davidson, Inc.		70,985
612	Polaris Industries, Inc.		79,058
			221,068
	LODGING - 1.1%
1,657	Hyatt Hotels Corp. - Cl. A *		71,185
939	Las Vegas Sands Corp.		62,368
1,894	Marriott International, Inc. - Cl. A		79,662
1,010	Starwood Hotels & Resorts Worldwide, Inc.		67,114
1,154	Wyndham Worldwide Corp.		70,359
486	Wynn Resorts Ltd.		76,793
			427,481
	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,006	Caterpillar, Inc.		83,870
1,019	Joy Global, Inc.		52,010
			135,880
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	MACHINERY DIVERSIFIED - 2.0%
1,163	AGCO Corp.		$ 70,268
505	Cummins, Inc.		67,099
1,007	Deere & Co.		81,960
1,264	Flowserve Corp.		78,861
1,030	Graco, Inc.		76,282
898	Nordson Corp.		66,120
739	Rockwell Automation, Inc.		79,028
726	Roper Industries, Inc.		96,464
1,467	Wabtec Corp.		92,230
2,521	Xylem, Inc.		70,412
			778,724
	MEDIA - 2.7%
1,115	AMC Networks, Inc. - Cl. A *		76,355
1,177	CBS Corp. - Cl. B		64,923
1,781	Comcast Corp. - Cl. A		80,412
1,210	DIRECTV - Cl. A *		72,298
1,051	Discovery Communications, Inc. - Cl. A *		88,725
781	FactSet Research Systems, Inc.		85,207
1,408	Gannett Co., Inc.		37,720
2,495	Nielsen Holdings NV		90,943
1,159	Scripps Networks Interactive, Inc. - Cl. A		90,530
18,111	Sirius XM Radio, Inc.		70,090
570	Time Warner Cable, Inc.		63,612
1,415	Time Warner, Inc.		93,121
894	Viacom, Inc. - Cl. B		74,721
1,372	Walt Disney Co.		88,480
			1,077,137
	METAL FABRICATE/HARDWARE - 0.4%
341	Precision Castparts Corp.		77,489
1,076	Timken Co.		64,990
			142,479
	MINING - 0.3%
1,645	Freeport-McMoRan Copper & Gold, Inc. - Cl. B		54,417
1,898	Southern Copper Corp.		51,701
			106,118
	MISCELLANEOUS MANUFACTURING - 2.6%
1,032	3M Co.		123,231
1,279	Carlisle Cos., Inc.		89,901
1,182	Colfax Corp. *		66,771
1,402	Danaher Corp.		97,187
2,376	Donaldson Co., Inc.		90,597
935	Dover Corp.		83,991
3,870	General Electric Co.		92,454
1,282	Illinois Tool Works, Inc.		97,778
2,615	Leggett & Platt, Inc.		78,842
1,200	Pall Corp.		92,448
743	Parker Hannifin Corp.		80,779
1,859	Textron, Inc.		51,327
			1,045,306
	OFFICE/BUSINESS EQUIPMENT - 0.2%
6,370	Xerox Corp.		65,547

	OIL & GAS - 4.4%
790	Apache Corp.		67,261
1,424	Cabot Oil & Gas Corp. - Cl. A		53,144
931	Chevron Corp.		113,117
602	Cimarex Energy Co.		58,033
531	ConchoResources, Inc. *		57,778
1,387	ConocoPhillips		96,410
553	Continental Resources, Inc. *		59,315
3,555	Denbury Resources, Inc. *		65,448
1,259	Diamond Offshore Drilling, Inc.		78,461
816	Energen Corp.		62,334
718	EQT Corp.		63,701
1,370	Exxon Mobil Corp.		117,875
682	Gulfport Energy Corp. *		43,880
921	Helmerich & Payne, Inc.		63,503
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	OIL & GAS (Continued) - 4.4%
788	Hess Corp.		$ 60,944
1,158	HollyFrontier Corp.		48,763
1,667	Marathon Oil Corp.		58,145
714	Marathon Petroleum Corp.		45,924
1,263	Murphy Oil Corp.		76,184
1,112	Noble Energy, Inc.		74,515
932	Occidental Petroleum Corp.		87,179
899	Phillips 66		51,980
1,797	Rowan Cos. PLC - Cl. A*		65,986
927	Tesoro Corp.		40,769
1,310	Valero Energy Corp.		44,737
997	Whiting Petroleum Corp. *		59,670
			1,715,056
	OIL & GAS SERVICES - 1.5%
1,493	Baker Hughes, Inc.		73,306
1,006	Cameron International Corp. *		58,720
914	Dresser-Rand Group, Inc. *		57,034
625	Dril-Quip, Inc. *		71,719
1,135	FMC Technologies, Inc. *		62,902
923	National Oilwell Varco, Inc.		72,096
773	Oceaneering International, Inc.		62,798
535	Oil States International, Inc. *		55,351
828	Schlumberger Ltd.		73,162
			587,088
	PACKAGING & CONTAINERS - 1.1%
2,112	Ball Corp.		94,786
2,680	Bemis Co., Inc.		104,547
2,170	Crown Holdings, Inc. *		91,748
1,508	Packaging Corp. of America		86,092
483	Rock Tenn Co. - Cl. A		48,913
			426,086
	PHARMACEUTICALS - 2.9%
597	Allergan, Inc.		53,999
1,643	AmerisourceBergen Corp.		100,387
1,782	Eli Lilly & Co.		89,688
1,363	Express Scripts Holding Co. *		84,206
1,409	Johnson & Johnson		122,146
728	McKesson Corp.		93,402
725	Mead Johnson Nutrition Co.		53,839
1,917	Merck & Co., Inc.		91,268
2,203	Mylan, Inc. *		84,089
1,777	Omnicare, Inc.		98,624
643	Perrigo Co.		79,333
3,324	Pfizer, Inc.		95,432
441	Questcor Pharmaceuticals, Inc.		25,578
1,052	Salix Pharmaceuticals Ltd. *		70,358
			1,142,349
	PIPELINES - 0.5%
903	ONEOK, Inc.		48,148
2,514	Spectra Energy Corp.		86,054
2,184	Williams Cos., Inc.		79,410
			213,612
	REAL ESTATE - 0.2%
2,731	CBRE Group, Inc. - Cl. A *		63,168

	RETAIL - 8.6%
1,085	Advanced Auto Parts, Inc.		89,708
1,237	AutoNation, Inc. *		64,534
211	AutoZone, Inc. *		89,196
1,175	Bed Bath & Beyond, Inc. *		90,898
3,351	Burger King Worldwide, Inc.		65,411
687	Cabela's, Inc. - Cl. A *		43,302
1,361	CarMax, Inc. *		65,968
141	Chipotle Mexican Grill, Inc. - Cl. A *		60,447
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	RETAIL (Continued) - 8.6%
918	Coach, Inc.		$ 50,059
961	Costco Wholesale Corp.		110,630
1,601	CVS Caremark Corp.		90,857
1,873	Darden Restaurants, Inc.		86,701
1,274	Dick's Sporting Goods, Inc.		68,006
1,073	Dollar General Corp. *		60,581
1,229	Dollar Tree, Inc. *		70,250
1,838	Dunkin Brands Group, Inc.		83,188
857	Family Dollar Stores, Inc.		61,721
1,972	Foot Locker, Inc.		66,930
1,685	Gap, Inc.		67,872
965	GNC Holdings, Inc. - Cl. A		52,718
1,156	Home Depot, Inc.		87,683
1,539	Kohl's Corp.		79,643
1,137	L Brands, Inc.		69,471
1,524	Lowe's Cos., Inc.		72,558
1,743	Macy's, Inc.		75,420
1,297	McDonald's Corp.		124,784
939	MSC Industrial Direct Co., Inc. - Cl. A		76,388
1,477	Nordstrom, Inc.		83,007
407	Nu Skin Enterprises, Inc.		38,966
679	O'Reilly Automotive, Inc. *		86,634
469	Panera Bread Co. - Cl. A *		74,351
970	PetSmart, Inc.		73,972
958	Ross Stores, Inc.		69,742
2,558	Sally Beauty Holdings, Inc. *		66,917
1,071	Starbucks Corp.		82,435
1,571	Target Corp.		100,512
916	Tiffany & Co.		70,184
1,727	TJX Cos., Inc.		97,385
1,078	Tractor Supply Co.		72,409
416	Ulta Salon Cosmetics & Fragrance, Inc. *		49,695
1,683	Urban Outfitters, Inc. *		61,884
1,359	Walgreen Co.		73,114
1,730	Wal-Mart Stores, Inc.		127,951
1,157	Williams-Sonoma, Inc.		65,023
1,025	Yum! Brands, Inc.		73,175
			3,392,280
	SAVINGS & LOANS - 0.7%
10,185	Hudson City Bancorp, Inc.		92,174
6,198	New York Community Bancorp, Inc.		93,652
7,403	People's United Financial, Inc.		106,455
			292,281
	SEMICONDUCTORS - 2.4%
1,757	Altera Corp.		65,290
1,711	Analog Devices, Inc.		80,502
514	Cree, Inc. *		30,938
3,326	Intel Corp.		76,232
1,021	KLA-Tencor Corp.		62,128
1,204	Lam Research Corp. *		61,633
2,101	Linear Technology Corp.		83,326
6,996	LSI Corp.		54,709
2,276	Maxim Integrated Products, Inc.		67,825
4,774	NVIDIA Corp.		74,283
1,246	QUALCOMM, Inc.		83,930
1,677	Skyworks Solutions, Inc. *		41,657
1,993	Texas Instruments, Inc.		80,258
1,605	Xilinx, Inc.		75,210
			937,921
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	SOFTWARE - 2.7%
2,933	Activision Blizzard, Inc.		$ 48,893
1,771	Adobe Systems, Inc. *		91,986
891	Akamai Technologies, Inc. *		46,065
742	ANSYS, Inc. *		64,198
1,554	Autodesk, Inc. *		63,978
2,966	CA, Inc.		88,001
1,529	Cerner Corp. *		80,349
836	Citrix Systems, Inc. *		59,030
1,938	Fidelity National Information Services, Inc.		90,001
958	Fiserv, Inc. *		96,806
2,234	MSCI, Inc. *		89,941
1,966	Oracle Corp.		65,212
2,656	Paychex, Inc.		107,940
1,189	Red Hat, Inc. *		54,860
401	VMware, Inc. - Cl. A *		32,441
			1,079,701
	TELECOMMUNICATIONS - 1.5%
3,653	Amdocs Ltd.		133,846
1,404	CenturyLink, Inc.		44,057
2,721	Cisco Systems, Inc.		63,726
5,202	Corning, Inc.		75,898
2,410	Juniper Networks, Inc. *		47,863
1,358	Motorola Solutions, Inc.		80,638
2,967	TW Telecom, Inc. *		88,609
7,268	Windstream Holdings, Inc.		58,144
			592,781
	TEXTILES - 0.1%
426	Mohawk Industries, Inc. *		55,487

	TOYS & GAMES - 0.2%
2,116	Mattel, Inc.		88,576

	TRANSPORTATION - 1.7%
1,133	CH Robinson Worldwide, Inc.		67,481
2,983	CSX Corp.		76,782
1,643	Expeditors International of Washington, Inc.		72,391
662	FedEx Corp.		75,541
1,011	JB Hunt Transport Services, Inc.		73,732
564	Kansas City Southern		61,679
912	Kirby Corp. *		78,934
1,037	Norfolk Southern Corp.		80,212
555	Union Pacific Corp.		86,214
			672,966
	WATER - 0.5%
2,627	American Water Works Co., Inc.		108,443
3,584	Aqua America, Inc.		88,632
			197,075

	TOTAL COMMON STOCK - (Cost - $37,478,868)		39,108,656

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
233,906	AIM STIT - Liquid Assets Portfolio, 0.24% **		233,906
	TOTAL SHORT-TERM INVESTMENTS - 0.6% (Cost - $233,906)

	TOTAL INVESTMENTS - 99.8% (Cost - $37,712,774) (a)		$ 39,342,562
	OTHER ASSETS LESS LIABLITIES - 0.2%		97,959
	NET ASSETS - 100.0%		$ 39,440,521

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

PLC - Public Limited Company
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $37,713,708 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 2,012,355
	Unrealized depreciation		(383,501)
	Net unrealized appreciation		$ 1,628,854

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
4	S&P Mini Future, Dec 2013	$ 334,850	$ (5,538)
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 98.8%
	AEROSPACE/DEFENSE - 1.6%
949	AAR Corp.		$ 25,936
449	Astronics Corp. *		22,320
678	Cubic Corp.		36,395
697	Curtiss-Wright Corp.		32,731
962	Kaman Corp. - Cl. A		36,421
568	National Presto Industries, Inc.		39,993
1,722	Orbital Sciences Corp. *		36,472
			230,268
	AGRICULTURE - 0.5%
507	Andersons, Inc.		35,439
629	Universal Corp.		32,035
			67,474
	AIRLINES - 0.5%
270	Allegiant Travel Co.		28,447
1,326	Republic Airways Holdings, Inc. *		15,779
1,441	SkyWest, Inc. *		20,923
			65,149
	APPAREL - 0.5%
931	Iconix Brand Group, Inc. *		30,928
427	Oxford Industries, Inc.		29,027
809	Unifi, Inc. *		18,898
			78,853
	AUTO MANUFACTERER - 0.1%
1,535	Wabash National Corp. *		17,898

	AUTO PARTS & EQUIPMENT - 0.7%
512	Dorman Products, Inc.		25,370
1,285	Gentherm, Inc. *		24,518
826	Standard Motor Products, Inc.		26,564
1,458	Superior Industries International, Inc.		25,996
			102,448
	BANKS - 13.3%
1,695	Bancorp, Inc. *		30,035
1,675	BancorpSouth, Inc.		33,400
800	Bank of the Ozarks, Inc.		38,392
1,050	Banner Corporation		40,068
2,357	BBCN Bancorp, Inc.		32,432
2,856	Boston Private Financial Holdings, Inc.		31,702
1,417	Capital Bank Financial Corp. - Cl. A *		31,103
525	Cass Information Systems, Inc.		28,019
1,306	Cathay General Bancorp		30,521
2,263	Central Pacific Financial Corp.		40,055
902	City Holding Co.		39,003
1,702	Columbia Banking System, Inc.		42,039
1,298	Community Bank System, Inc.		44,288
1,023	Community Trust Bancorp, Inc.		41,524
2,775	CVB Financial Corp.		37,518
1,072	Eagle Bancorp, Inc. *		30,327
226	First Citizens BancShares, Inc. - Cl. B		46,466
4,390	First Commonwealth Financial Corp.		33,320
2,674	First Financial Bancorp		40,565
548	First Financial Bankshares, Inc.		32,233
702	First Financial Holdings, Inc.		38,722
1,471	First Interstate Bancsystem, Inc.		35,525
3,148	FNB Corp.		38,185
1,605	Glacier Bancorp, Inc.		39,660
997	Home BancShares, Inc.		30,279
699	Iberiabank Corp.		36,257
1,192	Independent Bank Corp.		42,554
1,388	International Bancshares Corp.		30,022
1,224	MB Financial, Inc.		34,566
1,843	NBT Bancorp, Inc.		42,352
2,348	Old National Bancorp		33,342

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	BANKS (Continued) - 13.3%
1,005	PacWest Bancorp		$ 34,532
530	Park National Corp.		41,912
992	Pinnacle Financial Partners, Inc. *		29,572
1,338	PrivateBancorp, Inc.		28,633
1,266	Renasant Corp.		34,397
1,402	S&T Bancorp, Inc.		33,956
1,195	Sterling Financial Corp.		34,237
1,033	Taylor Capital Group, Inc. *		22,881
653	Texas Capital Bancshares, Inc. *		30,018
862	Tompkins Financial Corp.		39,842
6,846	TrustCo Bank Corp.		40,802
1,453	Trustmark Corp.		37,197
2,074	Umpqua Holdings Corp.		33,640
1,762	Union First Market Bankshares Corp.		41,178
1,287	United Bankshares, Inc.		37,297
1,944	United Community Banks, Inc. *		29,160
1,906	ViewPoint Financial Group, Inc.		39,397
1,260	WesBanco, Inc.		37,460
1,036	Westamerica Bancorporation		51,531
1,645	Western Alliance Bancorp *		31,140
3,241	Wilshire Bancorp, Inc.		26,511
1,162	Wintrust Financial Corp.		47,723
			1,907,490
	BEVERAGES - 0.3%
656	Coca-Cola Bottling Co.		41,079

	BIOTECHNOLOGY - 0.6%
1,771	Cambrex Corp. *		23,377
4,250	PDL BioPharma, Inc.		33,873
2,505	Repligen Corp. *		27,780
			85,030
	BUILDING MATERIALS - 1.0%
1,061	AAON, Inc.		28,180
772	Apogee Enterprises, Inc.		22,913
1,333	Comfort Systems USA, Inc.		22,408
742	Drew Industries, Inc.		33,791
1,318	PGT, Inc. *		13,061
883	Simpson Manufacturing Co., Inc.		28,759
			149,112
	CHEMICALS - 2.9%
879	A Schulman, Inc.		25,895
1,640	Aceto Corp.		25,617
298	American Pacific Corp. *		16,319
714	American Vanguard Corp.		19,221
561	Balchem Corp.		29,032
823	HB Fuller Co.		37,191
705	Innophos Holdings, Inc.		37,210
749	Innospec, Inc.		34,948
999	Intrepid Potash, Inc.		15,664
1,508	Landec Corp. *		18,398
802	Minerals Technologies, Inc.		39,595
1,405	Olin Corp.		32,413
426	Quaker Chemical Corp.		31,119
629	Stepan Co.		36,312
1,381	Zep, Inc.		22,455
			421,389
	COAL - 0.4%
1,680	Cloud Peak Energy, Inc. *		24,646
1,814	SunCoke Energy, Inc. *		30,838
			55,484
	COMMERCIAL SERVICES - 7.7%
1,596	ABM Industries, Inc.		42,486
586	American Public Education, Inc. *		22,151
1,054	Bridgepoint Education, Inc. *		19,014
342	Capella Education Co. *		19,344
746	Cardtronics, Inc. *		27,677
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	COMMERCIAL SERVICES (Continued) - 7.7%
892	Carriage Services, Inc.		$ 17,305
5,230	CBIZ, Inc. *		38,911
363	Chemed Corp.		25,955
2,004	Convergys Corp.		37,575
901	Corvel Corp. *		33,310
1,708	Ennis, Inc.		30,812
1,273	ExlService Holdings, Inc. *		36,255
1,051	Forrester Research, Inc.		38,635
3,148	Global Cash Access Holdings, Inc. *		24,586
639	Grand Canyon Education, Inc. *		25,739
755	Green Dot Corp. - Cl. A *		19,879
811	H&E Equipment Services, Inc. *		21,540
1,362	Healthcare Services Group, Inc.		35,085
876	Heartland Payment Systems, Inc.		34,795
566	Huron Consulting Group, Inc. *		29,777
942	ICF International, Inc. *		33,356
732	Insperity, Inc.		27,523
604	K12, Inc. *		18,652
1,599	Kelly Services, Inc. - Cl. A		31,133
1,381	Korn/Ferry International *		29,553
963	Matthews International Corp. - Cl. A		36,671
965	McGrath RentCorp.		34,451
769	Medifast, Inc. *		20,678
650	Monro Muffler Brake, Inc.		30,219
839	Multi-Color Corp.		28,467
1,680	Navigant Consulting, Inc. *		25,973
606	On Assignment, Inc. *		19,998
1,771	Performant Financial Corp. *		19,339
671	Providence Service Corp. *		19,251
2,022	Resources Connection, Inc.		27,439
1,036	RPX Corp. *		18,161
1,396	Stewart Enterprises, Inc. - Cl. A		18,343
424	Strayer Education, Inc.		17,604
1,548	TeleTech Holdings, Inc. *		38,839
847	Valassis Communications, Inc.		24,461
			1,100,942
	COMPUTERS - 2.2%
511	CACI International, Inc. - Cl. A *		35,315
984	Computer Task Group, Inc.		15,902
890	Electronics for Imaging, Inc. *		28,195
800	iGATE Corp. *		22,208
1,113	Insight Enterprises, Inc. *		21,058
342	Manhattan Associates, Inc. *		32,644
569	MTS Systems Corp.		36,615
1,111	Netscout Systems, Inc. *		28,408
1,458	Super Micro Computer, Inc. *		19,741
1,839	Sykes Enterprises, Inc. *		32,937
490	Synaptics, Inc. *		21,697
777	Vitusa Corp. *		22,580
			317,300
	COSMETICS/PERSONAL CARE - 0.2%
790	Inter Parfums, Inc.		23,692

	DISTRIBUTION/WHOLESALE - 0.6%
462	Core-Mark Holding Co., Inc.		30,695
185	MWI Veterinary Supply, Inc. *		27,632
738	United Stationers, Inc.		32,103
			90,430
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
812	Cohen & Steers, Inc.		28,672
512	Ellie Mae, Inc. *		16,389
625	Encore Capital Group, Inc. *		28,663
469	Evercore Partners, Inc. - Cl. A		23,089
465	Greenhill & Co., Inc.		23,194

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.5%
2,831	Higher One Holdings, Inc. *		$ 21,714
2,256	Interactive Brokers Group, Inc. - Cl. A		42,345
3,028	Janus Capital Group, Inc.		25,768
567	MarketAxess Holdings, Inc.		34,043
935	Nelnet, Inc. - Cl. A		35,951
367	Outerwall, Inc. *		18,346
141	Virtus Investment Partners, Inc. *		22,932
356	WageWorks, Inc. *		17,960
304	World Acceptance Corp. *		27,336
			366,402
	ELECTRIC - 2.7%
1,027	ALLETE, Inc.		49,604
1,851	Avista Corp.		48,866
1,263	El Paso Electric Co.		42,184
2,463	Empire District Electric Co.		53,349
789	MGE Energy, Inc.		43,040
1,746	Pike Electric Corp.		19,765
1,940	PNM Resources, Inc.		43,902
1,212	UIL Holdings Corp.		45,062
952	UNS Energy Corp.		44,382
			390,154
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
840	Coleman Cable, Inc.		17,732
800	Encore Wire Corp.		31,552
2,348	GrafTech International Ltd. *		19,841
416	Littelfuse, Inc.		32,540
399	Powell Industries, Inc. *		24,455
1,131	PowerSecure International, Inc. *		18,153
			144,273
	ELECTRONICS - 3.8%
612	American Science & Engineering, Inc.		36,910
434	Analogic Corp.		35,866
488	Badger Meter, Inc.		22,692
1,440	Benchmark Electronics, Inc. *		32,961
475	Coherent, Inc.		29,189
899	ESCO Technologies, Inc.		29,874
447	FARO Technologies, Inc. *		18,850
1,350	II-VI, Inc. *		25,407
811	InvenSense, Inc. *		14,290
689	Itron, Inc. *		29,510
607	Measurement Specialties, Inc. *		32,924
611	Methode Electronics, Inc. - Cl. A		17,108
216	OSI Systems, Inc. *		16,085
749	Plexus Corp. *		27,863
1,173	Rofin-Sinar Technologies, Inc. *		28,398
441	Rogers Corp. *		26,231
921	Sanmina Corp. *		16,108
1,366	Taser International, Inc. *		20,367
645	Tech Data Corp. *		32,192
1,774	Vishay Intertechnology, Inc. *		22,867
587	Watts Water Technologies, Inc. - Cl. A		33,089
			548,781
	ENERGY-ALTERNATE SOURCES - 0.2%
1,580	FutureFuel Corp.		28,377

	ENGINEERING & CONSTRUCTION - 0.8%
1,089	Aegion Corp. - Cl. A *		25,842
944	Dycom Industries, Inc. *		26,423
434	Exponent, Inc.		31,178
1,073	MYR Group, Inc. *		26,074
			109,517
	ENTERTAINMENT - 0.5%
412	Churchill Downs, Inc.		35,646
479	Multimedia Games Holding Co., Inc. *		16,550
911	SHFL Entertainment, Inc. *		20,953
			73,149
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	ENVIRONMENTAL CONTROL - 0.4%
581	Mine Safety Appliances Co.		$ 29,985
1,109	US Ecology, Inc.		33,414
			63,399
	FOOD - 2.0%
545	Annie's, Inc. *		26,759
1,059	Calavo Growers, Inc.		32,024
1,107	Chefs' Warehouse, Inc. *		25,572
496	J&J Snack Foods Corp.		40,037
754	Post Holdings, Inc. *		30,439
1,195	Snyders-Lance, Inc.		34,476
1,087	Spartan Stores, Inc.		23,979
1,184	Tootsie Roll Industries, Inc.		36,491
669	Weis Markets, Inc.		32,741
			282,518
	FOREST PRODUCTS & PAPER - 0.9%
410	Deltic Timber Corp.		26,707
781	Neenah Paper, Inc.		30,701
1,141	PH Glatfelter Co.		30,887
578	Schweitzer-Mauduit International, Inc.		34,986
			123,281
	GAS - 0.6%
717	Chesapeake Utilities Corp.		37,635
824	South Jersey Industries, Inc.		48,270
			85,905
	HAND/MACHINE TOOLS - 0.2%
771	Franklin Electric Co., Inc.		30,377

	HEALTHCARE PRODUCTS - 2.2%
494	Abaxis, Inc.		20,797
1,097	Cantel Medical Corp.		34,939
1,311	CONMED Corp.		44,561
513	Cyberonics, Inc. *		26,030
1,285	Globus Medical, Inc. *		22,436
768	Hanger, Inc. *		25,928
403	ICU Medical, Inc. *		27,376
1,145	Masimo Corp.		30,503
1,332	Meridian Bioscience, Inc.		31,502
1,681	Merit Medical Systems, Inc. *		20,390
1,753	PhotoMedex, Inc. *		27,873
			312,335
	HEALTHCARE SERVICES - 1.5%
703	Acadia Healthcare Co., Inc. *		27,719
962	Amsurg Corp. - Cl. A *		38,191
821	Bio-Reference Labs, Inc. *		24,532
499	IPC The Hospitalist Co., Inc. *		25,454
860	LHC Group, Inc. *		20,176
534	Magellan Health Services, Inc. *		32,019
2,813	Select Medical Holdings Corp.		22,701
843	US Physical Therapy, Inc.		26,200
			216,992
	HOME BUILDERS - 0.8%
408	Cavco Industries, Inc. *		23,236
832	M/I Homes, Inc. *		17,156
672	MDC Holdings, Inc.		20,167
448	Meritage Homes Corp. *		19,242
432	Ryland Group, Inc.		17,513
865	Winnebago Industries, Inc. *		22,455
			119,769
	HOME FURNISHINGS - 0.8%
2,149	Daktronics, Inc.		24,047
966	Ethan Allen Interiors, Inc.		26,922
1,039	La-Z-Boy, Inc.		23,596
635	Select Comfort Corp. *		15,462
602	Universal Electronics, Inc. *		21,690
			111,717
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	HOUSEHOLD PRODUCTS - 0.5%
830	Prestige Brands Holdings, Inc. *		$ 25,000
1,009	Tumi Holdings, Inc. *		20,332
504	WD-40 Co.		32,709
			78,041
	INSURANCE - 2.9%
781	Amerisafe, Inc.		27,733
1,125	Employers Holdings, Inc.		33,458
896	FBL Financial Group, Inc. - Cl. A		40,230
1,201	Horace Mann Educators Corp.		34,084
603	Infinity Property & Casualty Corp.		38,954
1,222	Kemper Corp.		41,059
713	Navigators Group, Inc. *		41,190
623	RLI Corp.		54,463
825	Safety Insurance Group, Inc.		43,700
1,542	Selective Insurance Group, Inc.		37,779
746	Stewart Information Services Corp.		23,865
			416,515
	INTERNET - 2.0%
633	Blue Nile, Inc. *		25,909
3,715	Dice Holdings, Inc. *		31,615
411	ePlus, Inc.		21,240
534	HealthStream, Inc. *		20,228
434	Liquidity Services, Inc. *		14,565
1,007	NIC, Inc.		23,272
273	OpenTable, Inc. *		19,104
388	Overstock.com, Inc. *		11,512
1,296	Perficient, Inc. *		23,795
271	Shutterstock, Inc. *		19,707
299	SPS Commerce, Inc. *		20,009
375	Stamps.com, Inc. *		17,224
635	Travel Zoo, Inc. *		16,853
739	ValueClick, Inc. *		15,408
			280,441
	INVESTMENT COMPANIES - 1.9%
4,672	BlackRock Kelso Capital Corp.		44,337
4,280	Fifth Street Finance Corp.		44,041
2,576	Golub Capital BDC, Inc.		44,668
1,073	Main Street Capital Corp.		32,115
2,775	New Mountain Finance Corp.		39,988
3,260	PennantPark Investment Corp.		36,708
1,055	Triangle Capital Corp.		30,985
			272,842
	IRON/STEEL - 0.2%
1,721	Commercial Metals Co.		29,171

	LEISURE TIME - 0.1%
570	WMS Industries, Inc. *		14,792

	LODGING - 0.1%
1,060	Monarch Casino & Resort, Inc. *		20,119

	MACHINERY-CONSTRUCTION & MINING - 0.4%
863	Astec Industries, Inc.		31,033
210	Hyster-Yale Materials Handling, Inc. - Cl. A		18,831
			49,864
	MACHINERY-DIVERSIFIED - 1.1%
1,053	Columbus McKinnon Corp. *		25,304
277	DXP Enterprises, Inc. *		21,875
727	Kadant, Inc.		24,420
340	Lindsay Corp.		27,751
389	NACCO Industries, Inc. - Cl. A		21,558
562	Tennant Co.		34,844
			155,752
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	MEDIA - 0.9%
1,389	Belo Corporation - Cl. A		$ 19,029
2,744	Journal Communications, Inc. - Cl. A *		23,461
616	Meredith Corp.		29,334
478	Nexstar Broadcasting Group, Inc.		21,273
3,856	World Wrestling Entertainment, Inc.		39,216
			132,313
	METAL FABRICATE & HARDWARE - 1.4%
465	CIRCOR International, Inc.		28,914
586	Haynes International, Inc.		26,563
606	Mueller Industries, Inc.		33,736
2,739	Mueller Water Products, Inc.		21,884
581	RBC Bearings, Inc. *		38,283
846	RTI International Metals, Inc. *		27,106
730	Sun Hydraulics Corp.		26,462
			202,948
	MINING - 1.0%
1,841	Allied Nevada Gold Corp. *		7,695
853	AMCOL International Corp.		27,876
549	Kaiser Aluminum Corp.		39,116
740	Materion Corp.		23,724
481	United States Lime & Minerals, Inc. *		28,187
552	US Silica Holdings, Inc.		13,745
			140,343
	MISCELLANEOUS MANUFACTURING - 3.4%
506	American Railcar Industries, Inc.		19,850
576	AZZ, Inc.		24,111
863	Barnes Group, Inc.		30,136
1,697	Blount International, Inc. *		20,551
677	EnPro Industries, Inc. *		40,762
889	GP Strategies Corp. *		23,310
1,536	Hillenbrand, Inc.		42,040
1,199	John Bean Technologies Corp.		29,831
675	Koppers Holdings, Inc.		28,789
468	Movado Group, Inc.		20,475
1,248	Myers Industries, Inc.		25,097
546	Park-Ohio Holdings, Corp. *		20,977
499	Polypore International, Inc. *		20,444
194	Proto Labs, Inc. *		14,820
898	Raven Industries, Inc.		29,374
2,083	Smith & Wesson Holding Corp. *		22,892
526	Standex International Corp.		31,244
441	Sturm Ruger & Co., Inc.		27,620
755	Tredgar Corp.		19,630
			491,953
	OFFICE FURNISHINGS - 0.7%
1,146	Herman Miller, Inc.		33,440
755	HNI Corp.		27,316
1,894	Knoll, Inc.		32,084
			92,840
	OIL & GAS - 0.8%
1,425	Alon USA Energy, Inc.		14,549
431	Bonanza Creek Energy, Inc. *		20,800
822	Delek US Holdings, Inc.		17,336
649	Stone Energy Corp. *		21,047
1,460	Swift Energy Co. *		16,673
1,762	Synergy Resources Corp. *		17,180
			107,585
	OIL & GAS SERVICES - 1.2%
1,089	C&J Energy Services, Inc. *		21,867
183	CARBO Ceramics, Inc.		18,137
1,063	Flotek Industries, Inc. *		24,449
208	Geospace Technologies Corp. *		17,534
1,161	Matrix Service Co. *		22,779
828	Natural Gas Services Group, Inc. *		22,207
1,842	Newpark Resources, Inc. *		23,320
1,262	Tesco Corp. *		20,911
			171,204
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	PACKAGING & CONTAINERS - 0.2%
288	AEP Industries, Inc. *		$ 21,401

	PHARMACEUTICALS - 1.3%
1,271	Akorn, Inc. *		25,013
555	Anika Therapeutics, Inc. *		13,298
801	Impax Laboratories, Inc. *		16,429
853	Lannett Co., Inc. *		18,612
372	Natural Grocers by Vitamin Cottage, Inc. *		14,768
614	Neogen Corp. *		37,282
1,525	PharMerica Corp. *		20,237
821	Santarus, Inc. *		18,530
229	USANA Health Sciences, Inc. - Cl. A *		19,875
			184,044
	PIPELINES - 0.2%
1,033	Primoris Services Corp.		26,311

	REAL ESTATE - 0.2%
1,138	HFF, Inc. - Cl. A		28,507

	REAL ESTATE SERVICES - 0.0%
125	Tejan Ranch Co., $2.76, 8/31/16 ***		346

	RETAIL - 7.4%
685	AFC Enterprises, Inc. *		29,859
626	America's Car-Mart, Inc. *		28,239
658	ANN, Inc. *		23,833
451	Asbury Automotive Group, Inc. *		23,993
991	Big 5 Sporting Goods Corp.		15,935
98	Biglari Holdings, Inc. *		40,442
756	BJ's Restaurants, Inc. *		21,712
610	Bob Evans Farms, Inc.		34,935
282	Buffalo Wild Wings, Inc. *		31,364
637	Cash America International, Inc.		28,843
1,195	Cato Corp. - Cl. A		33,436
475	Chuy's Holdings, Inc. *		17,048
5,280	Denny's Corp. *		32,314
1,065	Destination Maternity Corp.		33,867
601	DineEquity, Inc.		41,469
837	Express, Inc. *		19,745
552	Fiesta Restaurant Group, Inc. *		20,788
490	First Cash Financial Services, Inc. *		28,396
1,021	Francesca's Holdings Corp. *		19,031
1,891	Fred's, Inc. - Cl. A		29,594
400	Genesco, Inc. *		26,232
353	Group 1 Automotive, Inc.		27,421
1,024	Haverty Furniture Co., Inc.		25,119
547	Hibbett Sports, Inc. *		30,714
485	Jos A Bank Clothiers, Inc. *		21,321
877	Krispy Kreme Doughnuts, Inc. *		16,961
323	Lithia Motors, Inc. - Cl. A		23,566
651	Mattress Firm Holding Corp. *		20,702
467	Papa John's International, Inc.		32,634
1,306	PetMed Express, Inc.		21,275
329	Red Robin Gourmet Burgers, Inc. *		23,392
1,061	Rush Enterprises, Inc. - Cl. A *		28,127
1,635	Ruth's Hospitality Group, Inc.		19,391
1,025	Shoe Carnival, Inc.		27,685
1,167	Sonic Automotive, Inc. - Cl. A		27,775
1,678	Sonic Corp. *		29,785
1,257	Texas Roadhouse, Inc. - Cl. A		33,034
1,221	Vera Bradley, Inc. *		25,104
473	Vitamin Shoppe, Inc. *		20,694
670	Zumiez, Inc. *		18,448
			1,054,223
	SAVINGS & LOANS - 3.8%
2,764	Astoria Financial Corp.		34,384
1,608	Berkshire Hills Bancorp, Inc.		40,377
362	Bofl Holding, Inc. *		23,480
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	SAVINGS & LOANS (Continued) - 3.8%
4,545	Brookline Bancorp, Inc.		$ 42,768
6,274	Capitol Federal Financial, Inc.		77,986
2,466	Dime Community Bancshares, Inc.		41,059
1,673	EverBank Financial Corp.		25,062
1,975	Flushing Financial Corp.		36,439
4,712	Northfield Bancorp, Inc.		57,204
3,578	Northwest Bancshares, Inc.		47,301
2,756	Oritani Financial Corp.		45,363
2,492	Provident Financial Services, Inc.		40,395
604	WSFS Financial Corp.		36,391
			548,209
	SEMICONDUCTORS - 2.7%
655	Ambarella, Inc. *		12,785
1,323	ATMI, Inc. *		35,086
860	Cabot Microelectronics Corp. *		33,127
1,243	Ceva, Inc. *		21,442
584	Cirrus Logic, Inc. *		13,245
2,939	Entegris, Inc. *		29,831
585	Hittite Microwave Corp. *		38,230
1,183	MKS Instruments, Inc.		31,456
931	Monolithic Power Systems, Inc.		28,191
1,110	OmniVision Technologies, Inc. *		16,994
3,308	Photronics, Inc. *		25,902
2,141	Rudolph Technologies, Inc. *		24,407
678	Silicon Laboratories, Inc. *		28,957
684	Ultratech, Inc. *		20,725
503	Veeco Instruments, Inc. *		18,727
535	Volterra Semiconductor Corp. *		12,305
			391,410
	SOFTWARE - 3.0%
3,727	Actuate Corp. *		27,393
1,217	Acxiom Corp. *		34,551
541	Computer Programs & Systems, Inc.		31,649
1,340	CSG Systems International, Inc.		33,567
773	Ebix, Inc.		7,684
675	EPAM Systems, Inc. *		23,287
2,111	EPIQ Systems, Inc.		27,907
730	Fair Isaac Corp.		40,354
1,472	InnerWorkings, Inc. *		14,455
982	Mantech International Corp. - Cl. A		28,242
1,025	Monotype Imaging Holdings, Inc.		29,377
1,062	Omnicell, Inc. *		25,148
892	PDF Solutions, Inc. *		18,955
525	PROS Holdings, Inc. *		17,950
480	Synchronoss Technologies, Inc. *		18,269
575	SYNNEX Corp. *		35,334
798	Tangoe, Inc. *		19,040
			433,162
	STORAGE/WAREHOUSING - 0.2%
1,329	Wesco Aircraft Holdings, Inc. *		27,816

	TELECOMMUNICATIONS - 2.8%
2,053	8x8, Inc. *		20,674
814	ADTRAN, Inc.		21,685
653	Alliance Fiber Optic Products, Inc.		13,367
522	Atlantic Tele-Network, Inc.		27,212
656	Black Box Corp.		20,100
1,218	CalAmp Corp. *		21,473
1,382	Comtech Telecommunications Corp.		33,610
2,402	General Communication, Inc. - Cl.A *		22,867
1,220	IDT Corp.		21,655
2,554	Iridium Communications, Inc. *		17,572
1,025	Ixia *		16,062
1,046	Lumos Networks Corp.		22,667
769	NETGEAR, Inc. *		23,731
1,158	NTELOS Holdings Corp.		21,770
733	Plantronics, Inc.		33,755
2,148	Premiere Global Services, Inc. *		21,394
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	TELECOMMUNICATIONS (Continued) - 2.8%
529	RigNet, Inc. *		19,160
988	Shenandoah Telecommunications, Co.		23,811
			402,565
	TEXTILES - 0.5%
547	G&K Services, Inc.		$ 33,033
358	UniFirst Corp.		37,382
			70,415
	TRANSPORTATION - 2.9%
2,643	Air Transport Services Group, Inc. *		19,796
624	Atlas Air Worldwide Holdings, Inc. *		28,773
1,045	CAI International, Inc. *		24,317
1,227	Celadon Group, Inc.		22,908
1,189	Echo Global Logistics, Inc. *		24,898
958	Forward Air Corp.		38,655
3,109	Heartland Express, Inc.		44,117
872	Hub Group, Inc. - Cl. A *		34,208
2,184	Knight Transportation, Inc.		36,080
1,511	Marten Transport Ltd.		25,914
1,104	Matson, Inc.		28,958
915	Roadrunner Transportation Systems, Inc. *		25,839
687	Saia, Inc. *		21,421
1,522	Werner Enterprises, Inc.		35,508
			411,392
	TRUCKING & LEASING - 0.2%
622	TAL International Group, Inc.		29,066

	WATER - 0.8%
1,321	American States Water Co.		36,407
1,461	Connecticut Water Service, Inc.		46,986
1,263	SJW Corp.		35,389
			118,782

	TOTAL COMMON STOCK (Cost- $13,582,164)		14,165,356

	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
117,634	AIM STIT - Liquid Assets Portfolio, 0.24% **		117,634
	TOTAL SHORT-TERM INVESTMENTS (Cost - $117,634)

	TOTAL INVESTMENTS - 99.6% (Cost- $13,699,798) (a)		$ 14,282,990
	OTHER ASSETS LESS LIABILITIES - 0.4%		60,434
	NET ASSETS - 100.0%		$ 14,343,424

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
*** Warrant
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $13,699,581 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 773,456
	Unrealized depreciation		(190,047)
	Net unrealized appreciation		$ 583,409

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation/Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
1	Russell Mini Future, Dec 2013	$ 107,140	$ -

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 86.9%
	AEROSPACE/DEFENSE - 0.9%
1,253	Elbit Systems Ltd.		$ 67,522
912	European Aeronautic Defence and Space Co. NV		58,129
9,000	IHI Corp.		37,890
620	MTU Aero Engines Holding AG		57,949
2,770	Saab AB - Cl. B		55,425
			276,915
	AGRICULTURE - 0.9%
1,641	British American Tobacco PLC		87,033
34,279	First Resources Ltd.		52,170
122,541	Golden Agri-Resources Ltd.		50,774
1,335	Japan Tabacco, Inc.		48,038
1,432	Swedish Match AB		50,572
			288,587
	AIRLINES - 0.5%
900	Japan Airlines Co. Ltd.		54,495
13,000	Singapore Airlines Ltd.		108,144
			162,639
	APPAREL - 0.8%
1,255	Gerry Weber International AG		51,762
597	Hugo Boss AG		77,259
614	Michael Kors Holdings Ltd. *		45,755
4,352	Prada SpA		42,173
17,002	Yue Yuen Industrial Holdings Ltd.		47,465
			264,414
	AUTO MANUFACTURERS - 1.8%
581	Bayerische Motoren Werke AG		62,489
1,853	Daihatsu Motor Co. Ltd.		35,889
716	Daimler AG		55,836
4,128	Fiat Industrial SpA		54,472
863	Fuji Heavy Industries Ltd.		23,840
2,336	Hino Motors Ltd.		34,385
1,402	Honda Motor Co. Ltd.		53,379
4,319	Isuzu Motors Ltd.		28,441
4,343	Nissan Motor Co. Ltd.		43,563
2,461	Scania AB - Cl. B		52,768
1,671	Suzuki Motor Corp.		40,063
661	Toyota Motor Corp.		42,247
223	Volkswagen AG		50,598
			577,970
	AUTO PARTS & EQUIPMENT - 2.1%
990	Aisin Seiki Co. Ltd.		42,234
831	Autoliv, Inc.		72,621
1,805	Brembo SpA		47,050
1,087	Bridgestone Corp.		39,613
334	Continental AG		56,640
1,051	Delphi Automotive PLC		61,399
861	Denso Corp.		40,198
905	ElringKlinger AG		40,738
2,200	JTEKT Corp.		30,096
1,061	Nokian Renkaat OYJ		53,906
922	NORMA Group SE		44,435
3,619	Pirelli & C. SpA		47,143
2,704	Sumitomo Electric Industries Ltd.		39,196
1,005	Toyota Industries Corp.		43,335
			658,604
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	BANKS - 5.2%
1,478	Aareal Bank AG *		$ 46,198
15,000	Aozora Bank Ltd.		44,495
1,986	Banca Generali SpA		44,887
4,588	Banco Bilbao Vizcaya Argentaria		51,290
24,927	Banco BPI SA *		31,307
6,052	Banco Santander SA		49,374
12,528	Bank Hapoalim BM		63,319
7,418	Bank of Yokohama Ltd.		42,421
667	BNP Paribas SA		45,136
9,649	CaixaBank		42,363
5,637	Chiba Bank Ltd.		41,143
1,590	Credit Suisse Group		48,558
2,342	Danske Bank *		50,447
6,616	DBS Group Holdings Ltd.		86,562
2,907	DNB ASA		44,122
6,634	HSBC Holdings PLC		71,883
30,337	Israel Discount Bank Ltd. - Cl. A *		54,637
6,297	Mitsubishi UFJ Financial Group, Inc.		40,247
5,384	Mizrahi Tefahot Bank Ltd.		59,249
20,645	Mizuho Financial Group, Inc.		44,826
7,420	Natixis		35,529
4,461	Nordea Bank AB		53,834
10,769	Oversea-Chinese Banking Corp. Ltd.		88,383
2,794	Pohjola Bank PLC - Cl. A		46,436
8,390	Resona Holdings, Inc.		42,933
12,000	Shinsei Bank Ltd.		29,113
3,537	Shizuoka Bank Ltd.		40,237
4,973	Skandinaviska Enskilda Banken AB - Cl. A		52,734
839	Sumitomo Mitsui Financial Group, Inc.		40,582
7,024	Sumitomo Mitsui Trust Holdings, Inc.		34,726
1,255	Svenska Handelsbanken AB - Cl. A		53,721
1,920	Swedbank AB - Cl. A		44,755
4,753	United Overseas Bank Ltd.		78,282
			1,643,729
	BEVERAGES - 0.9%
559	Anheuser-Busch InBev NV		55,667
604	Carlsberg A/S		62,257
938	Heineken NV		66,508
3,000	Kirin Holdings Co. Ltd.		43,700
529	Royal Unibrew		62,878
			291,010
	BUILDING MATERIALS - 0.7%
771	Caeserstone Sdot-Yam Ltd. *		35,219
265	Geberit AG		71,554
865	Imerys SA		60,419
415	Rockwool International - Cl. B		67,251
			234,443
	CHEMICALS - 3.0%
7,390	Asahi Kasei Corp.		55,670
640	BASF SE		61,412
387	Brenntag AG		64,449
3,335	Clariant AG		56,235
4,661	Israel Chemicals Ltd.		39,315
1,140	K+S AG		29,561
867	Koninklijke DSM NV		65,452
659	Lanxess AG		42,793
802	Lenzing AG		59,590
434	Linde AG		85,992
735	LyondellBasell Industries NV - Cl. A		53,824
671	Nitto Denko Corp.		43,707
1,771	Novozymes A/S - Cl. B		67,779
794	Shin-Etsu Chemical Co. Ltd.		48,563
363	Solvay SA		54,459
1,566	Symrise AG		69,401
1,344	Yara International ASA		55,478
			953,680
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	COMMERCIAL SERVICES - 2.5%
3,338	Abertis Infraestructuras SA		$ 64,896
3,338	Abertis Infraestructuras SA, $0.96, 10/31/13 ***		3,248
895	Adecco SA		63,731
4,260	Ashtead Group PLC		42,443
2,806	Atlantia SpA		57,079
23,751	Ezion Holdings Ltd.		41,635
2,681	Hamburger Hafen und Logistik AG		65,965
1,761	Intrum Justitia AB		47,164
2,603	Loomis AB - Cl. B		57,353
9,288	Prosegur Cia de Seguridad SA		54,304
800	Secom Co. Ltd.		50,072
5,168	Securitas AB - Cl. B		59,066
21,505	SIA Engineering Co. Ltd.		83,278
7,000	Toppan Printing Co. Ltd.		56,442
1,593	Wirecard AG		54,514
			801,190
	COMPUTERS - 0.9%
896	Accenture PLC		65,981
2,819	Indra Sistemas SA		42,292
1,300	Nomura Research Institute Ltd.		45,189
1,100	NTT Data Corp.		37,059
1,082	Seagate Technology PLC		47,327
836	Wincor Nixdorf AG		52,227
			290,075
	COSMETICS - 0.6%
930	Beiersdorf AG		82,619
1,762	Kao Corp.		54,961
1,000	Unicharm Corp.		58,410
			195,990
	DISTRIBUTION/WHOLESALE - 1.3%
26,769	Digital China Holdings Ltd.		32,792
3,885	ITOCHU Corp.		47,602
2,423	Jardine Cycle & Carriage Ltd.		73,656
6,597	Marubeni Corp.		51,915
3,140	Mitsubishi Corp.		63,568
3,873	Mitsui & Co. Ltd.		56,299
3,746	Sumitomo Corp.		50,481
1,609	Toyota Tsusho Corp.		42,054
			418,367
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
3,954	AerCap Holdings NV *		76,945
1,544	ARA Asset Management Ltd.		2,012
2,058	Azimut Holding SpA		47,044
1,784	Bolsas y Mercados Espanoles SA		56,631
34,961	COSCO Pacific Ltd.		53,466
4,000	Daiwai Securities Group, Inc.		35,882
862	Deutsche Boerse AG		64,876
4,171	Hong Kong Exchanges and Clearing Ltd.		66,853
4,250	Nomura Holdings, Inc.		33,142
1,969	ORIX Corp.		32,014
16,511	Singapore Exchange Ltd.		95,514
			564,379
	ELECTRIC - 1.5%
40,240	A2A SpA		39,321
17,151	EDP - Energias de Portugal SA		62,673
2,349	Endesa SA *		61,214
2,909	Fortum OYJ		65,591
9,180	Iberdrola SA		53,362
973	Red Electrica Corp. SA		55,400
17,631	Terma Rete Elettrica Nazionale SpA		79,603
2,347	Verbund AG		53,142
			470,306
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
6,739	Hitachi Ltd.		$ 44,446
1,229	Legrand SA		68,221
679	Leoni AG		41,312
			153,979
	ELECTRONICS - 2.6%
1,967	Axis Communications AB		61,900
1,178	Garmin Ltd.		53,234
400	Hirose Electric Co. Ltd.		61,407
2,761	Hoya Corp.		65,268
172	Keyence Corp.		65,311
830	Kyocera Corp.		44,081
500	Murate Manufacturing Co. Ltd.		38,175
1,200	Omron Corp.		43,364
15,424	Premier Farnell PLC		54,228
2,322	Rexel SA		59,080
1,827	Sensata Technologies Holding *		69,919
1,379	TE Connectivity Ltd.		71,405
42,000	Truly International Holdings		24,371
13,555	Venture Corp. Ltd.		82,410
6,035	WBL Corp. Ltd.		21,399
			815,552
	ENERGY-ALTERNATE SOURCES - 0.2%
23,374	Enel Green Power SpA		50,141

	ENGINEERING & CONSTRUCTION - 3.6%
3,160	ABB Ltd.		74,737
563	Acciona SA		32,045
1,430	AF AB - Cl. B		46,760
2,290	Aker Solutions ASA		32,150
2,210	Arcadis NV		63,230
624	Bilfinger SE		65,535
915	Chicago Bridge & Iron Co.		62,010
3,730	Ferrovial SA		67,090
1,535	Foster Wheeler AG *		40,432
998	Fragport AG Frankfurt Airport Services Worldwide		70,074
628	JGC Corp.		22,662
1,609	JM AB		46,851
1,478	Obrascon Huarte Lain SA		56,079
34,296	SATS Ltd.		89,088
25,913	SembCorp Industries Ltd.		109,227
20,541	Singapore Technologies Engineering Ltd.		68,252
3,220	Skanska AB - Cl. B		61,972
1,370	Tecnicas Reunidas SA		62,763
3,371	YIT OYJ		46,946
			1,117,903
	ENTERTAINMENT - 0.8%
1,774	Betsson AB		52,623
49,246	Genting Singapore PLC		56,309
1,955	Gtech Spa		55,934
2,686	OPAP SA		29,991
340	Oriental Land Co. Ltd.		56,216
			251,073
	FOOD - 3.4%
850	Aarhus Karlshamn AB		53,141
1,331	Axfood AB		65,057
1,768	Chr Hansen Holding A/S		62,627
5,946	Distribuidora Internacional de Alimentacion SA		51,575
3,196	Ebro Foods SA		72,235
2,268	Jeronimo Martins SGPS SA		46,595
1,917	Kesko OYJ - B Shares		57,545
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	FOOD (Continued) - 3.4%
3,760	Koninklijke Ahold NV		$ 65,162
1,500	Nissin Foods Holdings Co. Ltd.		61,621
51,880	Olam International Ltd.		63,248
18,497	Parmalat SpA		61,984
1,226	Seven & I Holdings Co. Ltd.		44,741
1,874	Suedzucker AG		55,240
11,980	Super Group Ltd.		40,474
2,315	Unilever PLC		91,434
1,195	Viscofan SA		68,364
27,022	Wilmar International Ltd.		68,255
717	Yakult Honsha Co. Ltd.		35,923
			1,065,221
	FOREST PRODUCTS - 0.7%
4,570	BillerudKorsnas AB		46,148
2,108	Holmen AB - Cl. B		67,847
1,945	Smurfit Kappa Group PLC		43,960
2,248	Svenska Cellulosa AB		56,707
			214,662
	GAS - 1.0%
2,554	Enagas SA		62,616
2,612	Gas Natural SDG SA		54,546
12,358	Osaka Gas Co. ltd.		52,657
14,416	Snam SpA		73,048
10,087	Tokyo Gas Co. Ltd.		55,319
			298,186
	HAND/MACHINE TOOLS - 1.1%
1,615	Gildemeister AG		44,021
1,377	Konecranes OYJ		46,386
1,069	KUKA AG		46,333
613	Makita Corp.		35,618
4,048	Sandvik AB		55,973
530	Schindler Holding AG		79,582
198	SMC Corp.		47,108
			355,021
	HEALTHCARE PRODUCTS - 2.4%
1,751	Carl Zeiss Meditec AG		52,302
1,133	Coloplast A/S - Cl. B		64,539
1,325	Covidien PLC		80,746
1,329	DiaSorin SpA		57,288
3,618	Elekta AB - Cl. B		58,252
1,531	Getinge AB - Cl. B		54,759
1,202	Luxottica Group SpA		63,965
2,383	Nobel Biocare Holding AG		35,176
6,974	Smith & Nephew PLC		87,037
19,467	Sorin SpA *		52,693
705	Sysmex Corp.		44,988
579	Tecan Group AG		61,139
866	Terumo Corp.		44,403
			757,287
	HEALTHCARE SERVICES - 0.9%
1,100	Fresenius Medical Care AG & Co. KGaA		71,593
661	Fresenius SE & Co.		82,142
1,704	ICON PLC *		69,745
2,166	Rhoen Klinikum AG		55,683
			279,163
	HOLDINGS COMPANIES - 0.9%
1,433	Exor SpA		53,780
1,367	GEA Group AG		56,160
12,838	Keppel Corp. Ltd.		106,591
91,004	Noble Group Ltd.		67,437
			283,968
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	HOME BUILDERS - 0.4%
2,000	Daiwa House Industry Co. Ltd.		$ 37,676
4,000	Sekisui Chemical Co. Ltd.		40,693
2,849	Sekisui House Ltd.		38,277
			116,646
	HOME FURNISHINGS - 0.4%
2,941	De'Longhi SpA		45,018
1,842	Electrolux AB - Cl. B		47,871
148	Rational AG		43,996
			136,885
	HOUSEHOLD PRODUCTS - 0.8%
45,132	OSIM International Ltd.		69,406
1,128	Reckitt Benckiser Group PLC		82,530
449	Societe BIC SA		52,230
492	SodaStream International Ltd. *		30,696
			234,862
	INSURANCE - 5.1%
1,067	ACE Ltd.		99,829
6,362	Aegon NV		47,099
1,297	Ageas		52,555
401	Allianz SE		63,063
1,203	Aon PLC		89,551
609	Euler Hermes SA		74,402
3,803	Gjensidige Forsikring ASA		57,406
1,710	Grupo Catalana Occidente SA		52,026
838	Hannover Rueckversicherung SE		61,652
5,523	Lancashire Holdings Ltd.		68,660
11,101	Mapfre SA		39,754
5,147	Mediolanum SpA		37,407
323	Muenchener Rueckversicherungs AG		63,146
28,950	RSA Insurance Group PLC		56,655
1,656	Sampo - Cl. A		71,182
2,067	Sony Financial Holdings, Inc.		37,885
6,680	Storebrand ASA *		37,002
800	Swiss Re AG		66,165
2,600	T&D Holdings, Inc.		32,175
1,890	Talanx AG		63,692
1,200	Tokio Marine Holdings, Inc.		39,205
3,787	Topdanmark A/S *		97,585
900	Tryg A/S		82,886
1,118	Vienna Insurance Group AG		57,422
2,662	XL Group PLC		82,043
304	Zurich Insurance Group AG		78,286
			1,608,733
	INTERNET - 0.5%
900	Trend Micro, Inc.		33,532
7,700	Yahoo Japan Corp.		43,720
1,042	Yandex NV *		37,950
1,129	Yoox SpA *		38,719
			153,921
	INVESTMENT COMPANIES - 0.1%
163	Delek Group Ltd.		53,165

	IRON/STEEL - 0.1%
1,099	Voestalpine AG		52,572

	LEISURE TIME - 0.3%
1,818	Carnival PLC		38,069
553	Shimano, Inc.		49,437
			87,506
	LODGING - 0.9%
8,124	City Developments Ltd.		66,351
2,125	Intercontinental Hotels Group PLC		61,984
4,577	Melia Hotels International SA		45,375
34,052	OUE Ltd.		69,461
7,600	Sands China Ltd.		46,991
			290,162
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	MACHINERY CONSTRUCTION & MINING - 0.7%
1,838	Atlas Copco AB - Cl. B		$ 53,863
1,857	Danieli & C Officine Meccaniche SpA		53,507
1,670	Komatsu Ltd.		41,520
3,679	Mitsubishi Electric Corp.		38,628
3,380	Outotec OYJ		46,294
			233,812
	MACHINERY DIVERSIFIED - 1.8%
754	Andritz AG		44,344
603	Duerr AG		44,306
297	FANUC Corp.		49,076
767	FLSmidth & Co. A/S		41,338
1,679	Hexagon AB - Cl. B		50,667
9,000	Kawasaki Heavy Industries Ltd.		38,991
619	Kone OYJ - Cl. B		55,250
2,558	Kubota Corp.		36,949
1,122	Metso OYJ		44,098
6,000	Mitsubishi Heavy Industries Ltd.		34,434
368	Pfeiffer Vacuum Technology AG		45,074
4,221	Zardoya Otis SA		68,552
			553,079
	MEDIA - 2.0%
909	Axel Springer AG		50,575
5,505	British Sky Broadcasting Group PLC		77,525
491	Kabel Deutschland Holding AG		62,465
3,948	Mediaset Espana Comunicacion SA *		45,471
926	Modern Times Group AB		48,332
2,400	Nippon Television Hooldings, Inc.		44,501
119,817	Phoenix Satellite Television Holdings Ltd.		42,797
972	ProSiebenSat. 1 Media AG		41,307
26,521	Singapore Press Holdings Ltd.		86,854
3,003	Wolters Kluwer NV		77,444
8,311	Zon Optimus SGPS SA		49,492
			626,763
	METAL FABRICATE - 0.7%
1,224	Assa Abloy AB - Cl. B		56,225
933	Hoganas AB - Cl. B		48,959
3,000	NSK Ltd.		30,612
1,913	SKF AB - Cl. B		53,290
697	Vallourec SA		41,761
			230,847
	MINING - 0.2%
8,000	Mitsubishi Materials Corp.		33,028
2,908	Sumitomo Metal Mining Co. Ltd.		41,085
			74,113
	MISCELLANEOUS MANUFACTURING - 1.9%
2,617	Alfa Laval AB		63,203
884	Eaton Corp. PLC		60,855
1,776	FUJIFILM Holdings Corp.		42,617
655	Hexpol AB		46,304
1,015	Ingersoll-Rand PLC - Cl. A		65,914
5,006	Invensys PLC		40,354
1,800	Nikon Corp.		31,431
1,642	RHI AG		54,224
606	Siemens AG		73,043
2,743	Trelleborg AB - Cl. B		52,023
1,355	Wartsila OYJ Abp		61,214
			591,182
	OFFICE/BUSINESS EQUIPMENT - 0.3%
1,683	Canon, Inc.		53,698
3,000	Ricoh Co. Ltd.		34,587
			88,285
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	OIL & GAS - 2.1%
17,630	Afren PLC *		$ 39,468
11,424	Aurora Oil & Gas Ltd. *		35,668
3,560	BG Group PLC		68,027
2,537	Eni SpA		58,199
1,060	Ensco PLC - Cl. A		56,975
856	Fuchs Petrolub SE		61,865
4,000	Inpex Corp.		47,217
1,253	Noble Corp.		47,326
1,008	OMV AG		49,794
2,084	Repsol SA		51,685
2,943	Statoil ASA		66,783
1,215	Total SA		70,536
			653,543
	OIL & GAS SERVICES - 1.1%
1,656	CGG *		38,179
318	Core Laboratories NV		53,809
1,089	Fred Olsen Energy ASA		48,337
3,511	Petroleum Geo-Services ASA		43,367
437	Schoeller-Bleckmann Oilfield Equipment AG		51,715
477	Technip SA		56,029
1,524	TGS Nopec Geophysical Co. ASA		44,844
			336,280
	PACKAGING - 0.4%
916	Gerresheimer AG		54,895
2,891	Huhtamaki OYJ		61,977
			116,872
	PHARMACEUTICALS - 4.7%
967	Actelion Ltd.		68,644
1,758	AstraZeneca PLC		91,503
543	Bayer AG		64,054
1,971	Chugai Pharmaceutical Co. Ltd.		40,465
2,800	Daiichi Sankyo Co. Ltd.		50,748
1,296	Eisai Co. Ltd.		52,712
3,748	GlaxoSmithKline PLC		94,492
1,341	Grifols SA		55,082
824	Hisamitsu Pharmaceutical Co., Inc.		46,030
622	Jazz Pharmaceutical Co., Inc. *		57,205
4,895	Kyowa Hakko Kirin Co. Ltd.		50,297
4,452	Meda AB - Cl. A		53,587
3,573	Mitsubishi Tanabe Pharma Corp.		50,153
1,134	Novartis AG		87,144
341	Novo Nordisk A/S - Cl. B		57,920
750	Ono Pharmaceutical Co. Ltd.		46,101
2,004	Orion OYJ - Cl. B		50,501
1,959	Otsuka Holdings Co. Ltd.		56,833
5,839	Recordati SpA		70,174
561	Sanofi		56,921
1,855	Shionogi & Co. Ltd.		38,972
1,730	Shire PLC		69,393
63,716	Sino Biopharmaceutical		43,134
1,099	Stada Arzneimittel AG		55,896
684	Taisho Pharmaceutical Holdings Co. Ltd.		45,112
1,977	Warner Chilcott PLC		45,175
			1,498,248
	REAL ESTATE - 4.9%
1,200	Aeon Mall Co. Ltd.		35,645
2,237	Azrieli Group		70,997
24,776	CapitaLand Ltd.		61,002
42,141	CapitaMalls Asia Ltd.		65,646
4,583	Castellum AB		65,404
478	Daito Trust Construction Co. Ltd.		47,800
1,838	Deutsche Euroshop AG		79,689
3,248	Deutsche Wohnen AG		58,135
7,259	Fastighets AB Balder - Cl. B *		59,341
4,982	Gazit-Globe Ltd.		66,821
27,199	Global Logistic Properties Ltd.		62,634
1,419	GSW Immobilien AG		62,367
5,064	Hufvudstaden AB - Cl. A		64,502
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	REAL ESTATE (Continued) - 4.9%
1,900	Hulic Co. Ltd.		$ 28,432
21,139	Keppel Land Ltd.		59,627
1,395	Lunbergforetagen AB - Cl. B		58,106
1,572	Mitsubishi Estate Co. Ltd.		46,407
571	Mitsui Fudosan Co. Ltd.		19,179
1,074	PSP Swiss Property AG		93,221
59,000	Sinarmas Land Ltd.		26,092
11,579	Sponda OYJ		59,863
417	Sumitomo Realty & Development Co. Ltd.		19,787
5,334	TAG Immobilien AG		66,220
3,000	Tokyu Land Corp.		31,223
11,866	UOL Group Ltd.		58,148
4,333	Wallenstam AB - Cl. B		59,374
31,112	Wing Tai Holdings Ltd.		50,820
55,450	Yanlord Land Group Ltd.		54,125
			1,530,607
	REITS - 0.0%
627	Keppel REIT		615

	RETAIL - 1.7%
3,700	Aeon Co. Ltd.		50,955
422	Dufry AG *		63,459
756	Feilmann AG		80,073
1,785	Hennes & Mauritz AB - Cl. B		77,575
375	Inditex SA		57,807
774	Lawson, Inc.		60,673
500	Nitori Holdings Co., Inc.		45,872
994	Pandora A/S		41,072
1,488	Salvatore Ferragamo Italia SpA		51,353
			528,839
	SEMICONDUCTORS - 0.7%
2,918	ARM Holdings PLC		46,572
599	ASML Holding NV		59,180
1,321	Avago Technologies Ltd.		56,962
1,455	Dialog Semiconductor PLC *		27,854
4,520	Infineon Technologies AG		45,238
			235,806
	SHIPBUILDING - 0.5%
108,614	Cosco Corp. Singapore Ltd.		67,938
24,978	SembCorp Marine Ltd.		90,160
			158,098
	SOFTWARE - 1.9%
2,552	Amadeus IT Holding SA - Cl. A		90,492
1,342	AVG Technologies NV *		32,127
1,154	Check Point Software Technologies Ltd. *		65,270
669	Dassault Systemes SA		89,347
15	GungHo Online Entertainment, Inc. *		11,667
2,126	InterXion Holding NV *		47,282
4,127	Opera Software ASA		43,738
1,377	Oracle Corp. Japan		51,374
848	SAP AG		62,744
1,996	SimCorp A/S		67,190
1,218	Software AG		43,379
			604,610
	TELECOMMUNICATIONS - 5.0%
2,124	Belgacom SA		56,486
25,218	Bezeq The Israeli Telecommunication Corp. Ltd.		46,348
9,400	BT Group PLC		52,099
32,000	China Unicom Hong Kong Ltd.		49,928
2,467	Elisa OYJ		58,830
2,154	Freenet AG		52,139
2,501	GN Store Nord A/S		52,647
4,974	Jazztel PLC *		54,063
814	KDDI Corp.		41,820
23,370	M1 Ltd.		61,079
1,612	NICE Systems Ltd.		66,386
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	TELECOMMUNICATIONS (Continued) - 5.0%
949	Nippon Telegraph & Telephone Corp.		$ 49,143
4,000	NTT DOCOMO, Inc.		64,913
5,560	Partner Communications Co. Ltd. *		44,186
9,326	Portugal Telecom SGPS SA		42,043
23,009	Singapore Telecommunications Ltd.		68,385
479	Softbank Corp.		33,154
19,021	Spirent Communications PLC		39,287
21,742	StarHub Ltd.		74,321
195	Swisscom AG		93,705
8,412	TDC A/S		71,213
2,695	Tele2 AB - Cl. B		34,495
27,054	Telecom Corp. of New Zealand Ltd.		52,365
3,890	Telefonica SA *		60,597
1,153	Telenet Group Holding NV		57,433
2,903	Telenor ASA		66,310
9,182	TeliaSonera AB		70,401
1,181	Ziggo NV		47,855
			1,561,631
	TEXTILES - 0.2%
7,842	Toray Industries, Inc.		51,561

	TOYS/ GAMES/HOBBIES - 0.1%
700	Sanrio Co. Ltd.		43,028

	TRANSPORTATION - 3.9%
5,764	Ansaldo STS SpA		53,398
6	AP Moeller - Maersk A/S		55,039
1,058	Cargotec Oyj - Cl. B		41,024
414	Central Japan Railway Co.		53,090
38,911	ComfortDelGro Corp. Ltd.		61,079
105	Construcciones y Auxiliar de Ferrocarriles SA		54,000
3,579	Costamere, Inc.		63,098
2,251	Deutsche Post AG		74,731
2,664	DSV A/S		75,609
9,000	Hankyu Hanshin Holdings, Inc.		50,000
4,000	Keikyu Corp.		37,839
13,328	Kintetsu Corp.		49,725
570	Kuehne + Nagel International AG		74,685
10,000	Nippon Express Co. Ltd.		50,153
1,693	Oesterreichische Post AG		76,988
3,503	Ship Finance International Ltd.		53,491
90,619	Singapore Post Ltd.		91,341
10,645	Tobu Railway Co. Ltd.		56,209
5,664	Tokyo Corp.		40,416
1,300	West Japan Railway Co.		55,724
2,100	Yamato Holdings Co. Ltd.		47,352
			1,214,991

	TOTAL COMMON STOCK (Cost - $26,559,617)		27,401,716

	SHORT-TERM INVESTMENTS - 11.6%
	MONEY MARKET FUND - 11.6%
3,641,984	AIM STIT Liquid Assets Portfolio - 0.24% **		3,641,984
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,641,984)

	TOTAL INVESTMENTS - 98.5% (Cost - $30,201,601) (a)		$ 31,043,700
	OTHER ASSETS LESS LIABILITIES - 1.5%		467,693
	NET ASSETS - 100.0%		$ 31,511,393
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
*** Rights
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $30,230,216 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,187,308
	Unrealized depreciation		(373,824)
	Net unrealized appreciation		$ 813,484

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
42	MSCI EAFE Index Mini, Dec 2013	$ 3,811,920	(44,730)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	17.6%
	Germany	10.8%
	Singapore	8.9%
	Sweden	7.7%
	Spain	5.4%
	Britain	5.0%
	Switzerland	4.6%
	Italy	4.3%
	Denmark	3.5%
	Netherlands	2.8%
	Other Countries	29.4%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 86.8%
	ADVERTISING - 0.1%
711	Cheil Worldwide, Inc. *		$ 16,408

	AEROSPACE/DEFENSE - 0.4%
3,935	Aselsan Elektronik Sanayi Ve Ticaret AS		17,073
440	Samsung Techwin Co. Ltd.		24,976
			42,049
	AGRICULTURE - 1.6%
9,364	Astra Agro Lestari Tbk PT		16,009
1,370	British American Tobacco Malaysia Bhd		26,984
38,677	Charoen Pokphand Indonesia Tbk PT		11,529
4,893	Gudang Garam Tbk PT		15,014
17,653	IOI Corp. Bhd		29,029
417	KT&G Corp.		29,879
4,808	Kuala Lumpur Kepong Bhd		33,337
2,166	Souza Cruz SA		25,795
			187,576
	AIRLINES - 0.3%
24,000	Air China Ltd.		16,247
27,253	AirAsia Bhd		21,405
			37,652
	APPAREL - 1.0%
2,000	Eclat Textile Co. Ltd.		17,516
32,273	Far Eastern New Century Corp.		35,508
2,454	Grendene SA		21,652
8	LPP SA		22,171
22,317	Pou Chen Corp.		25,947
			122,794
	AUTO MANUFACTURERS - 1.3%
991	Ford Otomotiv Sanayi AS		13,614
2,794	Great Wall Motor Co. Ltd. - H Shares		15,150
94	Hyundai Motor Co.		21,955
349	Kia Motors Corp.		21,207
2,213	Tofas Turk Otomobil Fabrikasi AS		13,451
7,515	UMW Holdings Bhd		27,252
17,466	Yulon Motor Co. Ltd.		29,179
1,651	Yulon Nissan Motor Co. Ltd.		18,694
			160,502
	AUTO PARTS & EQUIPMENT - 1.0%
10,152	Cheng Shin Rubber Industry Co. Ltd.		26,519
425	Halla Visteon Climate Control Corp.		16,116
80	Hyundai Mobis		21,291
117	Hyundai Wia Corp.		18,454
129	Mando Corp.		15,305
4,306	Weichai Power Co. Ltd. - H Shares		16,824
			114,509
	BANKS - 12.0%
50,369	Agricultural Bank of China Ltd. - H Shares		23,187
4,240	Akbank TAS		15,589
17,100	Alliance Financial Group Bhd		26,284
16,564	AMMB Holdings Bhd		37,707
1,425	Banco Bradesco SA		22,226
218,017	Banco de Chile		32,866
475	Banco de Credito e Inversiones		28,103
2,003	Banco do Brasil SA		23,215
442,935	Banco Santander Chile		28,990
2,540	Bancolombia SA		35,803
3,324	Bangkok Bank PLC		20,835
21,301	Bank Central Asia Tbk PT		18,675
49,436	Bank Danamon Indonesia Tbk PT		17,229
541	Bank Handlowy w Warszawie SA		19,240
23,089	Bank Mandiri Persero Tbk PT		16,093
45,908	Bank Negara Indonesia Persero Tbk PT		16,401
19,456	Bank of Ayudhya PLC		23,488
56,857	Bank of China Ltd. - H Shares		25,954
36,599	Bank of Communications Co. Ltd. - H Shares		26,900
9,824	Bank of the Philippine Islands		21,783
429	Bank Pekao SA		24,534
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	BANKS (Continued) - 12.0%
25,277	Bank Rakyat Indonesia Persero Tbk PT		$ 16,067
234	Bank Zachodni WBK SA		26,090
3,800	Banregio Grupo Financiero SAB		21,499
11,348	BDO Unibank, Inc.		19,577
166	BRE Bank SA		23,938
67,572	Chang Hwa Commercial Bank		39,339
37,103	China Citic Bank Corp. Ltd. - H Shares		19,233
31,952	China Construction Bank Corp. - H Shares		24,597
11,936	China Merchants Bank Co. Ltd. - H Shares		21,702
12,063	China Minsheng Banking Corp. Ltd. - H Shares		14,419
35,894	Chongqing Rural Commercial Bank - H Shares		17,310
12,406	CIMB Group Holdings Bhd		28,622
2,926	Commercial International Bank Egypt SAE		16,070
9,313	Compartamos SAB de CV		17,245
2,607,874	Corpbanca SA		28,002
2,836	Grupo Financiero Banorte SAB de CV - O Shares		17,568
7,452	Grupo Financiero Inbursa SAB de CV - O Shares		16,923
6,141	Grupo Financiero Santander Mexico SAB de CV - B Shares		16,921
9,572	Hong Leong Bank Bhd		41,054
37,155	Industrial & Commercial Bank of China Ltd. - H Shares		25,920
3,276	Industrial Bank of Korea		36,277
1,696	Itau Unibanco Holding SA		22,880
3,318	Kasikornbank PLC		18,569
110	Komercni Banka AS		24,462
27,635	Krung Thai Bank PLC		16,968
11,694	Malayan Banking Bhd		35,303
11,439	Metropolitan Bank & Trust		21,839
948	OTP Bank PLC		18,766
9,784	Philippine National Bank *		19,669
2,172	Powszechna Kasa Oszczednosci Bank Polski SA		25,817
10,036	Public Bank Bhd		54,560
14,945	RHB Capital Bhd		34,663
7,892	Sberbank of Russia		23,805
4,032	Siam Commercial Bank PLC		19,083
3,858	Turkiye Garanti Bankasi AS		15,176
2,177	Turkiye Halk Bankasi AS		15,922
6,119	Turkiye Is Bankasi - C Shares		16,147
6,345	Turkiye Vakiflar Bankasi Tao - D Shares		14,455
16,308,334	VTB Bank OJSC		21,423
6,383	Yapi ve Kredi Bankasi AS		14,194
			1,427,176
	BEVERAGES - 1.8%
1,205	Anadolu Efes Biracilik Ve Malt Sanayii AS		13,934
3,973	Arca Continental SAB de CV		24,593
2,041	Cia Cervecerias Unidas SA		27,197
410	Cia Cervecerias Unidas SA, $206, 10/12/13 ***		168
761	Cia de Bebidas das Americas		29,059
1,879	Coca-Cola Femsa SAB de CV		23,547
624	Coca-Cola Icecek AS		15,881
880	Hite Jinro Co. Ltd.		22,396
29,183	LT Group, Inc.		12,083
33,023	Thai Beverage PLC		14,472
3,487	Tsingtao Brewery Co. Ltd. - H Shares		26,529
			209,859
	BUILDING MATERIALS - 1.7%
5,573	Anhui Conch Cement Co. Ltd. - H Shares		17,894
35,009	Asia Cement Corp.		44,190
17,632	China National Building Material Co. Ltd. - H Shares		16,938
3,597	Duratex SA		21,249
10,248	Indocement Tunggal Prakarsa Tbk PT		16,173
8,853	Lafarge Malayan Cement Bhd		25,585
13,877	Semen Indonesia Persero Tbk PT		15,816
1,386	Siam City Cement PLC		17,907
20,555	Taiwan Cement Corp.		29,691
			205,443
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	CHEMICALS - 1.7%
23,300	Indorama Ventures PLC		$ 16,244
83	LG Chem Ltd.		23,750
20,163	Petronas Chemicals Group Bhd		42,374
8,074	PTT Global Chemical PLC		19,236
9,960	Synthos SA		15,221
15,443	Taiwan Fertilizer Co. Ltd.		36,327
1,196	Ultrapar Participacoes SA		29,234
3,399	Uralkali OJSC		17,668
			200,054
	COAL - 0.7%
159,077	Adaro Energy Tbk PT		12,552
22,290	Banpu PLC		19,603
24,363	China Coal Energy Co. Ltd. - H Shares		14,577
5,504	China Shenhua Energy Co. Ltd. - H Shares		16,749
5,819	Indo Tambangraya Megah Tbk PT		13,417
11,090	Tambang Batubara Bukit Asam Persero Tbk PT		12,397
			89,295
	COMMERCIAL SERVICES - 2.8%
3,000	Anhanguera Educacional Participacoes SA		17,871
3,017	Arteris SA		26,009
3,008	CCR SA		23,607
1,070	Cielo SA		28,845
3,970	EcoRodovias Infraestrutura e Logistica SA		27,216
2,903	Estacio Participacoes PA		22,444
8,498	International Container Terminal Services, Inc.		18,961
42,125	Jasa Marga Persero Tbk PT		19,205
22,838	Jiangsu Expressway Co. Ltd. - H Shares		26,946
1,300	Kroton Educational SA		18,402
1,665	Localiza Rent a Car SA		24,833
1,350	Multiplus SA		15,641
6,385	OHL Mexico SAB de CV *		16,706
358	S1 Corp.		21,554
22,589	Zhejiang Expressway Co. Ltd. - H Shares		20,797
			329,037
	COMPUTERS - 2.1%
3,637	Advantech Co. Ltd.		20,315
2,635	Asustek Computer, Inc.		20,943
9,000	Chicony Electronics Co. Ltd.		22,386
32,258	Compal Electronics, Inc.		23,516
18,000	Inventec Corp.		17,374
18,822	Lenovo Group Ltd.		19,683
13,390	Lite-On Technology Corp.		22,776
10,944	Quanta Computer, Inc.		23,676
205	SK C&C Co. Ltd.		21,937
10,043	Sonda SA		26,718
25,983	Wistron Corp.		25,124
			244,448
	COSMETICS - 0.8%
33	Amorepacific Corp.		27,791
52	Amorepacific Group		19,041
45	LG Household & Health Care Ltd.		22,821
1,018	Natura Cosmeticos SA		22,752
			92,405
	DISTRIBUTION/WHOLESALE - 0.9%
9,219	Berli Jucker PLC		13,046
810	Gsretail Co. Ltd.		23,667
1,220	Hanwha Corp.		43,027
448	Samsung C&T Corp.		26,055
			105,795
	DIVERSIFIED FINANCIAL SERVICES - 6.0%
3,418	BM&F Bovespa SA		19,101
1,381	BS Financial Group, Inc.		20,626
1,991	CETIP SA - Mercados Organizados		20,930
95,000	China Development Financial Holding Corp.		27,253
6,980	CITIC Securities Co. Ltd. - H Shares		14,005
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 6.0%
56,488	CTBC Financial Holding Co. Ltd.		$ 36,794
2,776	Daewoo Securities Co. Ltd.		25,419
1,370	DGB Financial Group, Inc.		20,653
47,000	E. Sun Financial Holding Co. Ltd.		30,376
73,430	First Financial Holding Co. Ltd.		43,865
19,000	Fubon Financial Holding Co. Ltd.		26,227
10,799	Haitong Securities Co. Ltd. - H Shares		16,125
5,763	Hong Leong Financial Group Bhd		25,672
75,935	Hua Nan Financial Holdings Co. Ltd.		43,311
920	KB Financial Group, Inc.		32,189
552	Korea Investment Holdings Co. Ltd.		21,291
39,773	Mega Financial Holding Co. Ltd.		32,551
816	Samsung Securities Co. Ltd.		35,726
703	Shinhan Financial Group Co. Ltd.		28,555
72,500	Sinar Mas Multiartha Tbk PT		25,743
70,000	SinoPac Financial Holdings Co. Ltd.		32,130
78,277	Taishin Financial Holding Co. Ltd.		36,061
103,129	Taiwan Cooperative Financial Holding Co. Ltd.		56,559
1,935	Woori Investment & Securities Co. Ltd.		20,887
50,992	Yuanta Financial Holding Co. Ltd.		26,072
			718,121
	ELECTRIC - 3.5%
26,144	Aboitiz Power Corp.		18,943
2,554	AES Tiete SA		22,752
995	CEZ AS		25,703
1,881	Cia Energetica de Minas Gerais		15,751
39,026	Datang International Power Generation Co. Ltd. - H Shares		17,211
4,035	EDP - Energias do Brasil SA		21,752
25,384	Empresa Nacional de Electricidad SA		35,538
135,546	Energy Development Corp.		16,992
100,537	Enersis SA		32,116
6,777	Glow Energy PLC		14,141
36,000	Huadian Power International Corp. Ltd. - H Shares		14,344
18,000	Huaneng Power International, Inc.		17,965
19,821	Isagen SA ESP *		30,922
15,658	Ratchaburi Electricity Generating Holding PLC		25,037
14,289	Tauron Polska Energia SA		21,929
12,300	Tenaga Nasional Bhd		34,075
1,536	Tractebel Energia SA		25,462
52,563	YTL Power International Bhd		28,704
			419,337
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
4,837	Delta Electronics, Inc.		23,426
11,152	Dongfang Electric Corp. Ltd. - H Shares		16,250
1,000	Hermes Microvision, Inc.		29,024
344	LS Industrial Systems Co. Ltd.		20,807
4,405	Zhuzhou CSR Times Electric Co. Ltd. - H Shares		14,314
			103,821
	ELECTRONICS - 1.8%
3,327	AAC Technologies Holdings, Inc.		15,123
10,700	Delta Electronics Thailand PLC		16,852
14,378	Hon Hai Precision Industry Co. Ltd.		36,830
6,000	Kinsus Interconnect Technology Corp.		21,060
14,962	Pegatron Corp.		21,309
300	Samsung Electro-Mechanics Co. Ltd.		24,092
11,682	Synnex Technology International Corp.		18,254
1,261	TPK Holding Co. Ltd.		11,427
21,000	WPG Holdings Ltd.		24,664
9,000	Zhen Ding Technology Holdings Ltd.		21,353
			210,964
	ENERGY-ALTERNATE SOURCES - 0.2%
17,844	China Longyuan Power Group Corp. - H Shares		18,546

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	ENGINEERING & CONSTRUCTION - 3.1%
2,548	Airports of Thailand PLC		$ 15,360
23,619	China Communications Construction Co. Ltd. - H Shares		18,639
16,889	China Railway Construction Corp. Ltd. - H Shares		17,858
34,031	China Railway Group Ltd. - H Shares		18,606
202	Daelim Industrial Co. Ltd.		18,233
3,097	Daewoo Engineering & Construction Co. Ltd. *		25,044
19,568	DMCI Holdings, Inc.		20,704
7,320	Enka Insaat ve Sanayi AS		21,705
19,420	Gamuda Bhd		27,407
4,150	Grupo Aeroportuario del Pacifico SAB de CV - B Shares		21,118
2,100	Grupo Aeroportuario del Sureste SAB de CV - B Shares		22,852
425	Hyundai Engineering & Construction Co. Ltd.		24,441
262	KEPCO Engineering & Construction Co., Inc.		17,773
12,800	Malaysia Airports Holdings Bhd		29,806
1,273	Multiplan Empreendimentos Imobiliarios SA		30,350
2,576	Promotora y Operadora de Infraestructura SAB de CV *		24,765
2,079	TAV Havalimanlari Holding AS		14,640
			369,301
	ENTERTAINMENT - 0.1%
10,400	Berjaya Sports Toto Bhd		13,114

	ENVIRONMENTAL CONTROL - 0.1%
34,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares		12,320

	FOOD - 4.3%
902	BIM Birlesik Magazalar AS		18,543
1,027	BRF SA		24,946
5,874	Cencosud SA		26,150
22,088	Charoen Pokphand Foods PLC		16,953
85	CJ CheilJedang Corp.		21,870
971	Eurocash SA		14,970
25,200	Felda Global Ventures Holdings Bhd		32,471
3,500	Gruma SAB de CV Series B *		19,405
5,972	Grupo Bimbo SAB de CV Series A		18,343
2,241	Grupo Nutresa SA		32,435
17,834	Indofood CBP Sukses Makmur Tbk PT		16,027
28,454	Indofood Sukses Makmur Tbk PT		17,587
4,200	JBS SA		14,566
26,413	JG Summit Holdings, Inc.		23,451
614	M Dias Branco SA		28,267
21	Orion Corp.		18,623
7,057	PPB Group Bhd		30,787
10,000	Standard Foods Corp.		29,902
14,208	Thai Union Frozen Products PLC		23,173
9,013	Tingyi Cayman Islands Holding Corp.		23,883
2,514	Ulker Biskuvi Sanayi AS		17,144
15,436	Uni-President Enterprises Corp.		28,704
6,158	Universal Robina Corp.		17,422
			515,622
	FOREST PRODUCTS & PAPER- 0.2%
7,593	Empresas CMPC SA		23,133

	GAS - 0.4%
34,927	Perusahaan Gas Negara Persero Tbk PT		15,923
5,465	Petronas Gas Bhd		36,886
			52,809
	HEALTHCARE PRODUCTS - 0.1%
13,476	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares		13,224

	HEALTHCARE SERVICES - 0.6%
4,002	Bangkok Dusit Medical Services PLC		16,126
7,800	Bumrungrad Hospital PLC		20,454
26,300	IHH Healthcare Bhd *		33,485
			70,065
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	HOLDINGS COMPANIES - 2.4%
14,478	Aboitiz Equity Ventures, Inc.		$ 14,986
6,404	Alfa SAB de CV - A Shares		17,169
24,220	Alliance Global Group, Inc.		13,092
1,397	Ayala Corp.		19,425
1,852	Empresas COPEC SA		26,375
3,801	Grupo Carso SAB de CV Series A		20,174
3,197	Haci Omer Sabanci Holding AS		15,419
20,500	IJM Corp. Bhd		36,352
3,794	KOC Holding AS		17,474
1,570	Siam Cement PLC		21,389
19,570	Sime Darby Bhd		57,038
61,431	YTL Corp. Bhd		29,024
			287,917
	HOME BUILDERS - 0.2%
44,727	Land and Houses PLC		15,448
2,962	MRV Engenharia e Participacoes SA		12,016
			27,464
	HOME FURNISHING - 0.7%
2,694	Arcelik AS		15,643
18,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares *		13,183
478	LG Corp.		29,446
312	LOTTE Himart Co. Ltd.		23,197
			81,469
	HOUSEHOLD PRODUCTS - 0.3%
6,605	Kimberly-Clark de Mexico SAB de CV - A Shares		19,198
5,355	Unilever Indonesia Tbk PT		14,155
			33,353
	HOUSEWARES - 0.1%
11,347	Turkiye Sise ve Cam Fabrikalari AS		15,588

	INSURANCE - 2.7%
9,544	Bangkok Life Assurance PLC		18,771
18,000	Cathay Financial Holding Co. Ltd.		25,575
29,189	China Life Insurance Co. Ltd.		26,253
5,303	China Pacific Insurance Group Co. Ltd. - H Shares		19,010
495	Dongbu Insurance Co. Ltd.		21,281
3,377	Hanwha Life Insurance Co. Ltd.		21,840
956	Hyundai Marine & Fire Insurance Co. Ltd.		26,021
6,004	New China Life Insurance Co. Ltd. - H Shares *		17,226
4,879	Odontoprev SA		21,458
3,507	Ping An Insurance Group Co. of China Ltd. - H Shares		26,070
1,806	Porto Seguro SA		22,506
185	Powszechny Zaklad Ubezpieczen SA		25,137
122	Samsung Fire & Marine Insurance Co. Ltd.		27,984
274	Samsung Life Insurance Co. Ltd.		26,644
			325,776
	INTERNET - 0.4%
36	Naver Corp.		18,659
11	NHN Corp. *		1,176
431	Tencent Holdings Ltd.		22,609
			42,444
	INVESTMENT COMPANIES - 0.6%
4,756	Administradora de Fondos de Pensiones Provida SA		29,012
1,599	Grupo de Inversiones Suramericana SA		31,712
915	GT Capital Holdings, Inc.		15,995
			76,719
	IRON/STEEL - 1.1%
43,000	China Steel Corp.		37,659
18,478	Eregli Demir ve Celik Fabrikalari TAS		23,376
5,200	Grupo Simec SAB de CV Series B *		20,671
283	Hyundai Steel Co.		21,779
109	POSCO		32,407
			135,892
	LEISURE TIME - 0.8%
3,000	Giant Manufacturing Co. Ltd.		20,402
2,000	Merida Industry Co. Ltd.		12,960
			33,362
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	LODGING - 0.6%
8,895	Genting Bhd		$ 28,381
16,896	Genting Malaysia Bhd		21,875
769	Kangwon Land, Inc.		20,394
			70,650
	MACHINERY CONSTRUCTION & MINING - 0.2%
9,152	United Tractors Tbk PT		13,079
17,186	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares		14,892
			27,971
	MACHINERY DIVERSIFIED - 0.7%
24,600	CSR Corp. Ltd. - H Shares		17,161
3,259	Industrias CH SAB de CV Series B *		19,190
19,000	Teco Electric and Machinery Co. Ltd.		20,071
1,857	WEG SA		22,675
			79,097
	MEDIA - 0.7%
8,134	BEC World PLC		14,762
2,605	Cyfrowy Polsat SA *		17,744
78,178	Global Mediacom Tbk PT		13,228
4,578	Grupo Televisa SAB		25,417
40,543	Media Nusantara Citra Tbk PT		9,597
			80,748
	METAL FABRICATE - 0.3%
4,170	Catcher Technology Co. Ltd.		22,025
369	Hyundai Hysco Co. Ltd.		15,812
			37,837
	MINING - 1.4%
49,056	China Molybdenum Co. Ltd. - H Shares		19,104
6,028	Grupo Mexico SAB de CV Series B		17,942
413	Industrias Penoles SAB de CV		12,061
8,906	Jiangxi Copper Co. Ltd. - H Shares		17,502
423	KGHM Polska Miedz SA		16,710
52	Korea Zinc Co. Ltd.		15,726
876	Koza Altin Isletmeleri AS		13,896
15,639	Sigdo Koppers SA		27,656
59,028	Vale Indonesia Tbk PT		11,644
67,550	Zijin Mining Group Co. Ltd. - H Shares		16,201
			168,442
	MISCELLANEOUS MANUFACTURING - 0.6%
341	Cheil Industries, Inc.		29,098
7,000	China International Marine Containers Group Co. Ltd.		12,547
3,000	Hiwin Technologies Corp.		20,047
208	Largan Precision Co. Ltd.		6,985
			68,677
	OIL & GAS - 2.6%
35,504	China Petroleum & Chemical Corp. - H Shares		27,789
5,960	Gazprom OAO		26,476
425	GS Holdings		22,305
564	Lukoil OAO		35,699
356	MOL Hungarian Oil & Gas PLC		25,766
2,040	NovaTek OAO		24,311
25,075	PetroChina Co. Ltd. - H Shares		27,678
3,848	Petronas Dagangan Bhd		34,236
4,653	PTT Exploration & Production PLC		24,329
2,481	PTT PLC		25,072
131	SK Holdings Co. Ltd.		23,649
810	Tupras Turkiye Petrol Rafinerileri AS		17,092
			314,402
	OIL & GAS SERVICE - 0.8%
24,515	Bumi Armada Bhd		29,332
7,305	China Oilfield Services Ltd. - H Shares		18,312
29,400	Dialog Group Bhd		22,910
20,200	Malaysia Marine and Heavy Engineering Holdings Bhd		24,170
			94,724
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	PHARMACEUTICALS - 1.2%
9,012	Genomma Lab Internacional SAB de CV - B Shares *		$ 20,465
3,494	Guangzhou Pharmaceutical Co. Ltd. - H Shares *		15,296
130,264	Kalbe Farma Tbk PT		13,476
1,773	Richter Gedeon Nyrt		30,861
8,000	ScinoPharm Taiwan Ltd.		23,625
13,500	Shanghai Fosun Pharmaceutical Group Co. Ltd.		23,501
6,000	Tong Ren Tang Technologies Co. Ltd.		19,342
			146,566
	REAL ESTATE - 2.5%
26,325	Ayala Land, Inc.		16,500
2,416	BR Malls Participacoes SA		21,946
2,353	BR Properties SA		20,687
105,076	Bumi Serpong Damai PT		13,266
11,266	Central Pattana PLC		15,852
7,060	Chailease Holding Co. Ltd.		16,535
2,791	Cyrela Brazil Realty SA Empreendimentos e Participacoes		21,014
1,600	Ez Tec Empreendimentos e Participacoes SA		21,858
2,200	Iguatemi Empresa de Shopping Centers SA		24,026
144,808	Lippo Karawaci Tbk PT *		13,838
210,985	Megaworld Corp.		15,821
36,435	Robinsons Land Corp.		17,264
10,000	Reuntex Development Co. Ltd.		20,452
42,281	SM Prime Holdings, Inc.		15,580
24,267	SP Setia Bhd		24,792
19,444	UEM Sunrise Bhd		15,212
			294,643
	RETAIL - 4.8%
1,448	Almacenes Exito SA		25,012
6,700	Alsea Sab de CV		18,640
32,741	Astra International Tbk PT		18,515
2,409	Big C Supercenter PLC		15,408
15,587	CP ALL PLC		17,571
2,039	El Puerto de Liverpool SAB de CV - C1 Shares		22,889
110	E-Mart Co. Ltd.		24,771
7,376	Grupo Comercial Chedraui SA de CV		23,165
39,072	Home Product Center PLC		15,244
1,824	Hotai Motor Co. Ltd.		19,822
174	Hyundai Department Store Co. Ltd.		26,068
4,107	Jollibee Foods Corp.		15,918
3,047	Lojas Americanas SA		19,711
762	Lojas Renner SA		21,881
71	Lotte Shopping Co. Ltd.		25,139
4,000	Matahari Department Store Tbk PT *		3,682
20,249	Minor International PLC		15,671
4,094	President Chain Store Corp.		29,499
20,473	Puregold Price Club, Inc.		19,637
2,983	Raia Drogasil SA		24,135
28,299	Ripley Corp. SA		25,865
9,565	Robinson Department Store PLC		14,529
2,702	SACI Falabella		25,862
14,289	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares		27,454
108	Shinsegae Co. Ltd.		23,215
600	Siam Makro PLC		11,705
945	SM Investments Corp.		16,955
9,667	Wal-Mart de Mexico SAB de CV		25,154
			573,117
	SEMICONDUCTORS - 1.4%
30,414	Advanced Semiconductor Engineering, Inc.		29,254
1,609	MediaTek, Inc.		19,848
1,784	MStar Semiconductor, Inc.		16,437
4,427	Novatek Microelectronics Corp.		18,303
18	Samsung Electronics Co. Ltd.		22,897
6,681	Taiwan Semiconductor Manufacturing Co. Ltd.		22,661
49,242	United Microelectronics Corp.		21,023
12,000	Vanguard International Semiconductor Corp.		13,101
			163,524
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	SHIPBUILDING - 0.4%
611	Samsung Heavy Industries Co. Ltd.		$ 24,448
31,869	Yangzijang Shipbuilding Holdings Ltd.		27,806
			52,254
	SOFTWARE - 0.3%
4,000	Kingsoft Corp. Ltd.		9,491
1,284	Totvs SA		21,544
			31,035
	TELECOMMUNICATIONS - 6.1%
2,193	Advanced Info Service PLC		17,883
21,550	America Movil SAB de CV Series L		21,245
17,263	Axiata Group Bhd		36,438
14,828	Chunghwa Telecom Co. Ltd.		47,392
25,798	DiGi.Com Bhd		38,465
1,655	ENTEL Chili SA		26,822
11,465	Far EasTone Telecommunications Co. Ltd.		28,517
504	Globe Telecom, Inc.		18,549
3,415	HTC Corp.		15,214
50,400	Jasmine International PLC		13,297
793	KT Corp.		26,528
23,334	Maxis Bhd		50,111
377	Philippine Long Distance Telephone Co.		25,824
6,510	Rostelecom OJSC		20,410
157	Samsung SDI Co. Ltd.		27,393
7,376	Shin Corp. PLC		19,460
111	SK Telecom Co. Ltd.		22,569
7,491	Taiwan Mobile Co. Ltd.		26,546
10,461	Telecom Egypt Co.		20,553
1,467	Telefonica Czech Republic AS		23,270
32,559	Telekom Malaysia Bhd		52,342
5,048	Telekomunikacja Polska SA		13,424
85,365	Telekomunikasi Indonesia Persero Tbk PT		15,717
5,670	Tim Participacoes SA		26,236
4,671	Total Access Communication PLC		15,834
35,975	Tower Bersama Infrastructure *		18,451
5,754	Turk Telekomunikasyon		19,961
3,737	Turkcell Iletism Hizmetleri AS *		21,976
46,822	XL Axiata Tbk PT		17,446
			727,873
	TEXTILES - 0.1%
1,157	Cia Hering		17,553

	TRANSPORTATION - 0.6%
82,601	BTS Group Holdings PLC		23,113
185	CJ Korea Express Co. Ltd. *		16,561
32,884	Guangshen Railway Co. Ltd. - H Shares		17,258
11,100	Misc Bhd *		17,436
			74,368
	WATER - 0.7%
39,731	Aguas Andinas SA - A Shares		27,457
1,999	Cia de Saneamento Basico do Estado de Sao Paulo		19,577
14,467	Inversiones Aguas Metropolitanas SA		27,511
167,821	Metro Pacific Investments Corp.		17,371
			91,916

	TOTAL COMMON STOCK (Cost - $10,521,161)		10,300,760

	EXCHANGE TRADED FUNDS - 5.8%
	EQUITY FUND - 5.8%
44,756	WisdomTree India Earnings Fund		685,662
	TOTAL EXCHANGE TRADED FUNDS (Cost - $716,308)

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	SHORT-TERM INVESTMENTS - 9.3%
	MONEY MARKET FUND - 9.3%
1,104,787	AIM STIT Liquid Assets Portfolio, 0.24% **		$ 1,104,787
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,104,787)

	TOTAL INVESTMENTS - 101.9% (Cost - $12,342,256) (a)		$ 12,091,209
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9) %		(220,238)
	NET ASSETS - 100.0%		$ 11,870,971

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2013
*** Rights
PLC - Public Limited Company

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $12,345,489 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 244,958
	Unrealized depreciation		(499,238)
	Net unrealized depreciation		$ (254,280)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
13	Emerging Market Future, Dec 2013	$ 638,755	$ (26,925)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Taiwan	14.0%
	South Korea	12.1%
	Malaysia	10.5%
	China	8.8%
	Brazil	8.1%
	United States	5.7%
	Thailand	5.5%
	Mexico	4.5%
	Chile	4.2%
	Other Countries	26.6%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares		Value
	REITS - 24.5%
	APARTMENTS - 4.4%
2,962	Apartment Investment & Management Co. - Cl. A	$ 82,758
4,773	Associated Estates Realty Corp.	71,165
654	AvalonBay Communities, Inc.	83,117
1,658	BRE Properties, Inc. - Cl. A	84,160
1,409	Camden Property Trust	86,569
6,130	Campus Crest Communities, Inc.	66,204
1,543	Equity Residential	82,659
627	Essex Property Trust, Inc.	92,608
1,688	Home Properties, Inc.	97,482
1,496	Mid-America Apartment Communities, Inc.	93,500
2,076	Post Properties, Inc.	93,462
		933,684
	DIVERSIFIED - 6.0%
2,475	American Assets Trust, Inc.	75,512
984	American Tower Corp.	72,944
1,763	Corrections Corp. of America	60,912
1,084	Digital Realty Trust, Inc.	57,560
2,541	DuPont Fabros Technology, Inc.	65,481
1,629	Entertainment Properties Trust, Inc.	79,397
2,254	Geo Group, Inc.	74,946
9,429	Investors Real Estate Trust	77,789
2,284	Liberty Property Trust	81,310
1,274	National Health Investors, Inc.	72,478
1,747	Plum Creek Timber Co., Inc.	81,812
1,765	Potlach Corp.	70,035
1,151	PS Business Parks, Inc.	85,888
1,533	Rayonier, Inc.	85,312
942	Vornado Realty Trust	79,185
3,552	Washington Real Estate Investment Trust	89,759
2,141	Weyerhaeuser Co.	61,297
		1,271,617
	HEALTHCARE - 2.2%
1,729	HCP, Inc.	70,803
1,822	LTC Properties, Inc.	69,200
4,420	Medial Properties Trust, Inc.	53,791
2,036	Omega Healthcare Investors, Inc.	60,815
3,187	Senior Housing Properties Trust	74,385
1,412	Universal Health Realty Income Trust	59,120
1,213	Ventas, Inc.	74,599
		462,713
	HOTELS - 1.0%
2,551	Hospitality Properties Trust	72,193
3,491	RLJ Lodging Trust	82,004
4,738	Sunstone Hotel Investors, Inc.	60,362
		214,559
	MANUFACTURED HOMES - 0.4%
2,612	Equity Lifestyle Properties, Inc.	89,252

	OFFICE PROPERTIES - 3.3%
1,368	Alexandria Real Estate Equities, Inc.	87,347
4,501	Biomed Realty Trust, Inc.	83,673
773	Boston Properties, Inc.	82,634
3,593	Douglas Emmett, Inc.	84,328
3,168	Government Properties Income Trust	75,810
2,473	Highwoods Properties, Inc.	87,322
5,509	Piedmont Office Realty Trust, Inc. - Cl. A	95,636
979	SL Green Realty Corp.	86,974
		683,724
	REAL ESTATE - 0.3%
1,006	WP Carey, Inc.	65,088

	REGIONAL MALLS - 1.6%
590	Simon Property Group, Inc.	87,456
2,743	Tanger Factory Outlet Centers	89,559
1,142	Taubman Centers, Inc.	76,868
1,457	The Macerich Company	82,233
		336,116
COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares		Value
	SHOPPING CENTERS - 1.9%
3,752	Acadia Realty Trust	$ 92,599
3,374	Amreit, Inc. - Class B	58,539
923	Federal Realty Investment Trust	93,638
4,026	Kimco Realty Corp.	81,245
2,845	Weingarten Realty Investors	83,444
		409,465
	SINGLE TENANT - 1.4%
2,431	Agree Realty Corp.	73,368
2,233	National Retail Properties, Inc.	71,054
1,821	Realty Income Corp.	72,385
2,773	Select Income REIT	71,543
		288,350
	STORAGE - 1.2%
1,789	Extra Space Storage, Inc.	81,847
593	Public Storage	95,206
965	Sovran Self Storage, Inc.	73,031
		250,084
	WAREHOUSE/INDUSTRIAL - 0.8%
1,537	EastGroup Properties, Inc.	91,006
8,749	Monmouth Real Estate Investment Corp. - Cl. A	79,353
		170,359

	TOTAL REITS (Cost - $5,505,095)	5,175,011

	SHORT-TERM INVESTMENTS - 75.4%
	MONEY MARKET FUND - 75.4%
15,920,655	AIM STIT-Liquid Assets Portfolio - 0.24% *	15,920,655
	TOTAL SHORT TERM INVESTMENTS (Cost - $15,920,655)

	TOTAL INVESTMENTS - 99.9% (Cost - $21,425,750) (a)	$ 21,095,666
	OTHER ASSETS LESS LIABILITIES - 0.1%	25,400
	NET ASSETS - 100.0%	$ 21,121,066

* Money market fund; interest rate reflects seven day effective yield on September 30, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,415,884 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 15,294
	Unrealized depreciation	(335,512)
	Net unrealized depreciation	$ (320,218)

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 97.7%
	ADVERTISING - 0.2%
3,615	Omnicom Group, Inc.		$ 229,336

	AEROSPACE/DEFENSE - 2.1%
2,614	B/E Aerospace, Inc. *		192,965
1,734	Boeing Co.		203,745
2,846	L-3 Communications Holdings, Inc.		268,947
2,048	Lockheed Martin Corp.		261,222
2,776	Northrop Grumman Corp.		264,442
3,224	Raytheon Co.		248,474
3,510	Rockwell Collins, Inc.		238,189
1,119	TransDigm Group, Inc.		155,205
2,374	United Technologies Corp.		255,965
			2,089,154
	AGRICULTURE - 1.2%
7,306	Altria Group, Inc.		250,961
5,139	Archer-Daniels-Midland Co.		189,321
4,526	Lorillard, Inc.		202,674
2,909	Philip Morris International, Inc.		251,890
4,970	Reynolds American, Inc.		242,437
			1,137,283
	AIRLINES - 0.2%
13,838	Southwest Airlines Co.		201,481

	APPAREL - 1.1%
2,714	Carter's, Inc.		205,966
2,857	Hanesbrands, Inc.		178,020
2,627	NIKE, Inc. - Cl. B		190,825
1,062	Ralph Lauren Corp. - Cl. A		174,943
1,698	Under Armour, Inc. - Cl. A *		134,906
1,126	VF Corp.		224,130
			1,108,790
	AUTO MANUFACTURERS - 0.5%
9,073	Ford Motor Co.		153,062
4,577	General Motors Co. *		164,635
3,526	Paccar, Inc.		196,257
			513,954
	AUTO PARTS & EQUIPMENT - 0.9%
6,831	Allison Transmission Holdings, Inc.		171,117
1,784	BorgWarner, Inc.		180,880
2,672	Lear Corp.		191,235
2,363	TRW Automotive Holdings Corp. *		168,505
2,051	WABCO Holdings, Inc. *		172,817
			884,554
	BANKS - 5.0%
6,971	BB&T Corp.		235,271
5,063	BOK Financial Corp.		320,741
2,528	Capital One Financial Corp.		173,775
3,263	Citigroup, Inc.		158,288
4,760	Comerica, Inc.		187,116
3,781	Cullen/Frost Bankers, Inc.		266,750
6,815	East West Bancorp, Inc.		217,739
12,199	Fifth Third Bancorp		220,070
4,394	First Republic Bank		204,892
1,075	Goldman Sachs Group, Inc.		170,076
22,545	Huntington Bancshares, Inc.		186,222
4,092	JPMorgan Chase & Co.		211,515
16,045	KeyCorp		182,913
2,307	M&T Bank Corp.		258,199
3,975	Northern Trust Corp.		216,200
3,017	PNC Financial Services Group, Inc.		218,582
17,854	Regions Financial Corp.		165,328
2,558	Signature Bank *		234,108
2,770	State Street Corp.		182,128
5,444	SunTrust Banks, Inc.		176,494
8,392	US Bancorp		306,979
5,715	Wells Fargo & Co.		236,144
6,123	Zions Bancorporation		167,893
			4,897,423
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	BEVERAGES - 1.9%
3,393	Beam, Inc.		$ 219,358
3,390	Brown-Forman Corp. - Cl. B		230,961
6,189	Coca-Cola Co.		234,439
6,004	Coca-Cola Enterprises, Inc.		241,421
1,368	Constellation Brands, Inc. *		78,523
5,379	Dr Pepper Snapple Group, Inc.		241,087
988	Green Mountain Coffee Roasters, Inc. *		74,426
3,311	Molson Coors Brewing Co. - Cl. B		165,980
2,249	Monster Beverage Corp. *		117,510
3,616	PepsiCo., Inc.		287,472
			1,891,177
	BIOTECHNOLOGY - 0.9%
921	Alexion Pharmaceuticals, Inc. *		106,983
1,198	Amgen, Inc.		134,104
569	Biogen Idec, Inc. *		136,992
895	Celgene Corp. *		137,767
1,981	Cubist Pharmaceuticals, Inc. *		125,893
2,365	Gilead Sciences, Inc. *		148,617
372	Regeneron Pharmaceuticals, Inc. *		116,388
			906,744
	BUILDING MATERIALS - 0.1%
3,263	Fortune Brands Home & Security, Inc.		135,839

	CHEMICALS - 3.5%
1,920	Air Products & Chemicals, Inc.		204,614
2,210	Airgas, Inc.		234,370
2,910	Albemarle Corp.		183,155
2,768	Celanese Corp.		146,123
766	CF Industries Holdings, Inc.		161,496
2,546	Ecolab, Inc.		251,443
4,240	EI du Pont de Nemours & Co.		248,294
2,848	FMC Corp.		204,259
3,072	International Flavors & Fragrances, Inc.		252,826
2,575	Mosaic Co.		110,777
1,162	PPG Industries, Inc.		194,124
2,398	Praxair, Inc.		288,264
2,473	Rockwood Holdings, Inc.		165,444
1,029	Sherwin-Williams Co.		187,463
3,880	Sigma-Aldrich Corp.		330,964
2,468	Valspar Corp.		156,545
1,276	Westlake Chemical Corp.		133,546
			3,453,707
	COMMERCIAL SERVICES - 4.0%
3,873	ADT Corp.		157,476
1,164	Alliance Data Systems Corp. *		246,151
3,784	Automatic Data Processing, Inc.		273,886
5,291	Cintas Corp.		270,899
3,815	Equifax, Inc.		228,328
1,330	FleetCor Technologies, Inc. *		146,513
2,971	Gartner, Inc. *		178,260
5,363	Iron Mountain, Inc.		144,908
2,973	Leidos Holdings, Inc.		135,308
1,995	Manpowergroup, Inc.		145,116
322	Mastercard, Inc. - Cl. A		216,635
1,792	Moody's Corp.		126,031
6,550	Quanta Services, Inc. *		180,191
3,716	Robert Half International, Inc.		145,036
1,699	Science Applications International Corp. *		57,327
6,742	SEI Investments Co.		208,395
7,194	Total System Services, Inc.		211,647
2,311	Towers Watson & Co. - Cl. A		247,185
6,766	Vantiv, Inc. *		189,042
3,430	Verisk Analytics, Inc. - Cl. A *		222,813
10,258	Western Union Co.		191,414
			3,922,561
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	COMPUTERS - 2.4%
1,481	3D Systems Corp. *		$ 79,959
272	Apple, Inc.		129,676
1,983	Cognizant Technology Solutions Corp. *		162,844
2,616	Computer Sciences Corp.		135,352
11,716	Dell, Inc.		161,329
6,808	EMC Corp.		174,012
1,629	IHS, Inc. - Cl. A *		185,999
1,139	International Business Machines Corp.		210,920
5,009	Jack Henry & Associates, Inc.		258,515
4,103	NetApp, Inc.		174,870
2,385	SanDisk Corp.		141,931
7,243	Synopsys, Inc. *		273,061
1,981	Teradata Corp. *		109,827
2,067	Western Digital Corp.		131,048
			2,329,343
	COSMETICS/PERSONAL CARE - 0.6%
4,209	Colgate-Palmolive Co.		249,594
2,474	Estee Lauder Cos., Inc. - Cl. A		172,933
2,927	Procter & Gamble Co.		221,252
			643,779
	DISTRIBUTION/WHOLESALE - 1.0%
3,299	Arrow Electronics, Inc. *		160,101
3,376	Fastenal Co.		169,644
951	Fossil Group, Inc. *		110,544
2,762	Genuine Parts Co.		223,418
4,205	LKQ Corp. *		133,971
771	WW Grainger, Inc.		201,778
			999,456
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
987	Affiliated Managers Group, Inc. *		180,266
2,918	American Express Co.		220,367
1,998	Ameriprise Financial, Inc.		181,978
610	BlackRock, Inc. - Cl. A		165,078
4,795	CBOE Holdings, Inc.		216,878
7,163	Charles Schwab Corp.		151,426
2,732	CME Group, Inc.		201,840
3,779	Discover Financial Services		190,991
4,004	Eaton Vance Corp.		155,475
3,513	Franklin Resources, Inc.		177,582
1,038	IntercontinentalExchange, Inc. *		188,314
5,119	Invesco Ltd.		163,296
4,848	NASDAQ OMX Group, Inc.		155,572
1,660	Nationstar Mortgage Holdings, Inc. *		93,342
6,130	NYSE Euronext		257,337
2,207	Ocwen Financial Corp. *		123,084
3,656	Raymond James Financial, Inc.		152,346
7,895	SLM Corp.		196,586
2,629	T Rowe Price Group, Inc.		189,104
5,544	TD Ameritrade Holding Corp.		145,142
3,086	Waddell & Reed Financial, Inc. - Cl. A		158,867
			3,664,871
	ELECTRIC - 5.4%
5,628	Alliant Energy Corp.		278,867
6,623	American Electric Power Co., Inc.		287,107
10,201	CMS Energy Corp.		268,490
5,720	Consolidated Edison, Inc.		315,401
4,454	DTE Energy Co.		293,875
4,730	Duke Energy Corp.		315,869
3,462	Entergy Corp.		218,764
2,652	ITC Holdings Corp.		248,917
3,120	National Fuel Gas Co.		214,531
3,561	NextEra Energy, Inc.		285,450
6,362	Northeast Utilities		262,433
6,294	NV Energy, Inc.		148,601
5,872	OGE Energy Corp.		211,920
4,750	Pinnacle West Capital Corp.		260,015
9,843	PPL Corp.		299,030
8,114	Public Service Enterprise Group, Inc.		267,194
6,209	SCANA Corp.		285,862
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	ELECTRIC (Continued) - 5.4%
7,926	Southern Co.		$ 326,393
7,034	Wisconsin Energy Corp.		284,033
9,991	Xcel Energy, Inc.		275,852
			5,348,604
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
4,927	AMETEK, Inc.		226,740
3,337	Emerson Electric Co.		215,904
2,275	Energizer Holdings, Inc.		207,366
2,289	Hubbell, Inc. - Cl. B		239,750
5,230	Molex, Inc.		201,460
			1,091,220
	ELECTRONICS - 1.8%
3,802	Agilent Technologies, Inc.		194,853
2,190	Amphenol Corp. - Cl. A		169,462
4,050	Avnet, Inc.		168,926
4,910	FLIR Systems, Inc.		154,174
2,891	Honeywell International, Inc.		240,069
7,009	Jabil Circuit, Inc.		151,955
730	Mettler-Toledo International, Inc. *		175,266
2,220	Thermo Fisher Scientific, Inc.		204,573
5,431	Trimble Navigation Ltd. *		161,355
1,969	Waters Corp. *		209,127
			1,829,760
	ENGINEERING & CONSTRUCTION - 0.2%
2,978	Jacobs Engineering Group, Inc. *		173,260

	ENTERTAINMENT - 0.4%
7,087	International Game Technology		134,157
3,855	Madison Square Garden Co. - Cl. A *		223,860
			358,017
	ENVIRONMENTAL CONTROL - 1.1%
7,648	Republic Services, Inc.		255,137
2,369	Stericycle, Inc. *		273,383
5,607	Waste Connections, Inc.		254,614
7,082	Waste Management, Inc.		292,062
			1,075,196
	FOOD - 2.9%
8,051	Flowers Foods, Inc.		172,614
5,539	General Mills, Inc.		265,428
2,898	Hershey Co.		268,065
5,418	Hormel Foods Corp.		228,206
2,423	Ingredion, Inc.		160,330
2,333	JM Smucker Co.		245,058
3,851	Kraft Foods Group, Inc.		201,946
5,153	Kroger Co.		207,872
3,531	McCormick & Co., Inc.		228,456
5,983	Mondelez International, Inc. - Cl. A		187,986
4,142	Safeway, Inc.		132,503
7,699	Sysco Corp.		245,059
6,012	Tyson Foods, Inc. - Cl. A		170,019
2,871	Whole Foods Market, Inc.		167,954
			2,881,496
	FOREST PRODUCTS & PAPER - 0.3%
3,072	International Paper Co.		137,625
4,636	MeadWestvaco Corp.		177,930
			315,555
	GAS - 0.8%
6,156	AGL Resources, Inc.		283,361
8,597	NiSource, Inc.		265,561
3,099	Sempra Energy		265,274
			814,196
	HAND/MACHINE TOOLS - 0.6%
2,756	Lincoln Electric Holdings, Inc.		183,605
2,192	Snap-On, Inc.		218,104
2,362	Stanley Black & Decker, Inc.		213,926
			615,635
	HEALTHCARE PRODUCTS - 3.7%
3,460	Baxter International, Inc.		227,287
2,842	Becton Dickinson and Co.		284,257
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	HEALTHCARE PRODUCTS (Continued) - 3.7%
5,354	CareFusion Corp. *		$ 197,563
1,639	Cooper Cos., Inc.		212,562
5,346	DENTSPLY International, Inc.		232,070
1,412	Edwards Lifesciences Corp. *		98,317
2,856	Henry Schein, Inc. *		296,167
2,212	IDEXX Laboratories, Inc. *		220,426
274	Intuitive Surgical, Inc. *		103,098
2,258	Life Technologies Corp. *		168,966
4,413	Medtronic, Inc.		234,992
6,776	Patterson Cos., Inc.		272,395
3,284	ResMed, Inc.		173,461
3,706	St. Jude Medical, Inc.		198,790
3,890	Stryker Corp.		262,925
2,567	Varian Medical Systems, Inc. *		191,832
2,920	Zimmer Holdings, Inc.		239,849
			3,614,957
	HEALTHCARE SERVICES - 2.2%
2,746	Aetna, Inc.		175,799
2,572	Cigna Corp.		197,684
3,216	DaVita HealthCare Partners, Inc. *		182,990
3,829	HCA Holdings, Inc.		163,690
1,613	Humana, Inc.		150,541
3,042	Laboratory Corp. of America Holdings *		301,584
2,395	MEDNAX, Inc. *		240,458
3,720	Quest Diagnostics, Inc.		229,859
2,573	UnitedHealth Group, Inc.		184,253
2,364	Universal Health Services, Inc. - Cl. B		177,276
2,320	WellPoint, Inc.		193,975
			2,198,109
	HOME BUILDERS - 0.4%
4,858	DR Horton, Inc.		94,391
3,088	Lennar Corp. - Cl. A		109,315
5,768	PulteGroup, Inc.		95,172
3,259	Toll Brothers, Inc. *		105,689
			404,567
	HOME FURNISHINGS - 0.3%
1,889	Harman International Industries, Inc.		125,108
900	Whirlpool Corp.		131,796
			256,904
	HOUSEHOLD PRODUCTS - 1.2%
4,519	Avery Dennison Corp.		196,667
4,715	Church & Dwight Co., Inc.		283,136
3,531	Clorox Co.		288,553
2,466	Kimberly-Clark Corp.		232,347
2,113	Tupperware Brands Corp.		182,500
			1,183,203
	HOUSEWARES - 0.2%
8,051	Newell Rubbermaid, Inc.		221,403

	INSURANCE - 4.7%
3,242	Aflac, Inc.		200,972
5,029	Allstate Corp.		254,216
5,808	American Financial Group, Inc.		313,980
6,287	Arthur J Gallagher & Co.		274,427
7,245	Brown & Brown, Inc.		232,564
3,279	Chubb Corp.		292,684
5,517	Cinncinatti Financial Corp.		260,182
7,501	Fidelity National Financial, Inc. - Cl. A		199,527
9,188	Genworth Financial, Inc. - Cl. A *		117,514
6,960	HCC Insurance Holdings, Inc.		304,987
3,132	Lincoln National Corp.		131,513
544	Markel Corp. *		281,667
6,474	Marsh & McLennan Cos., Inc.		281,943
4,307	Principal Financial Group, Inc.		184,426
10,452	Progressive Corp.		284,608
3,781	Torchmark Corp.		273,555
3,065	Travelers Cos., Inc.		259,820
5,729	Unum Group		174,391
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	INSURANCE (Continued) - 4.7%
6,776	WR Berkley Corp.		$ 290,419
			4,613,395
	INTERNET - 1.8%
2,838	eBay, Inc. *		158,332
1,130	F5 Networks, Inc. *		96,909
246	Google, Inc. - Cl. A*		215,474
3,405	IAC/InterActiveCorp		186,151
367	LinkedIn Corp. - Cl. A *		90,304
201	NetFlix, Inc. *		62,151
184	Priceline.com, Inc. *		186,015
1,355	Rackspace Hosting, Inc. *		71,490
7,508	Symantec Corp.		185,823
1,459	TripAdvisor, Inc. *		110,651
4,486	Verisign, Inc. *		228,292
4,821	Yahoo!, Inc. *		159,864
			1,751,456
	INVESTMENT COMPANIES - 0.3%
15,241	Ares Capital Corp.		263,517

	IRON/STEEL - 0.3%
3,783	Nucor Corp.		185,443
2,213	Reliance Steel & Aluminum Co.		162,147
			347,590
	LEISURE TIME - 0.5%
5,371	Carnival Corp.		175,309
2,729	Harley-Davidson, Inc.		175,311
1,510	Polaris Industries, Inc.		195,062
			545,682
	LODGING - 1.1%
4,090	Hyatt Hotels Corp. - Cl. A *		175,706
2,319	Las Vegas Sands Corp.		154,028
4,675	Marriott International, Inc. - Cl. A		196,630
2,494	Starwood Hotels & Resorts Worldwide, Inc.		165,726
2,848	Wyndham Worldwide Corp.		173,643
1,200	Wynn Resorts Ltd.		189,612
			1,055,345
	MACHINERY CONSTRUCTION & MINING - 0.3%
2,483	Caterpillar, Inc.		207,008
2,516	Joy Global, Inc.		128,416
			335,424
	MACHINERY DIVERSIFIED - 1.9%
2,870	AGCO Corp.		173,405
1,248	Cummins, Inc.		165,822
2,485	Deere & Co.		202,254
3,120	Flowserve Corp.		194,657
2,543	Graco, Inc.		188,335
2,216	Nordson Corp.		163,164
1,824	Rockwell Automation, Inc.		195,059
1,793	Roper Industries, Inc.		238,236
3,621	Wabtec Corp.		227,652
6,221	Xylem, Inc.		173,752
			1,922,336
	MEDIA - 2.7%
2,752	AMC Networks, Inc. - Cl. A *		188,457
2,905	CBS Corp. - Cl. B		160,240
4,393	Comcast Corp. - Cl. A		198,344
2,984	DIRECTV - Cl. A *		178,294
2,595	Discovery Communications, Inc. - Cl. A *		219,070
1,929	FactSet Research Systems, Inc.		210,454
3,472	Gannett Co., Inc.		93,015
6,159	Neilson Holdings		224,495
2,862	Scripps Networks Interactive, Inc. - Cl. A		223,551
44,693	Sirius XM Radio, Inc.		172,962
1,404	Time Warner Cable, Inc.		156,686
3,493	Time Warner, Inc. - Cl. A		229,874
2,205	Viacom, Inc. - Cl. B		184,294
3,385	Walt Disney Co.		218,299
			2,658,035
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	METAL FABRICATE / HARDWARE - 0.4%
840	Precision Castparts Corp.		$ 190,882
2,656	Timken Co.		160,422
			351,304
	MINING - 0.3%
4,061	Freeport-McMoRan Copper & Gold, Inc. - Cl. B		134,338
4,683	Southern Copper Corp.		127,565
			261,903
	MISCELLANEOUS MANUFACTURING - 2.6%
2,548	3M Co.		304,257
3,157	Carlisle Cos., Inc.		221,906
2,918	Colfax Corp. *		164,838
3,460	Danaher Corp.		239,847
5,865	Donaldson Co., Inc.		223,632
2,309	Dover Corp.		207,418
9,551	General Electric Co.		228,173
3,164	Illinois Tool Works, Inc.		241,318
6,454	Leggett & Platt, Inc.		194,588
2,961	Pall Corp.		228,115
1,833	Parker Hannifin Corp.		199,284
4,588	Textron, Inc.		126,675
			2,580,051
	OFFICE & BUSINESS EQUIPMENT - 0.2%
15,719	Xerox Corp.		161,749

	OIL & GAS - 4.3%
1,950	Apache Corp.		166,023
3,514	Cabot Oil & Gas Corp. - Cl. A		131,143
2,299	Chevron Corp.		279,329
1,485	Cimarex Energy Co.		143,154
1,310	Concho Resources, Inc. *		142,541
3,423	ConocoPhillips		237,933
1,366	Continental Resources, Inc. *		146,517
8,774	Denbury Resources, Inc. *		161,529
3,107	Diamond Offshore Drilling, Inc.		193,628
2,016	Energen Corp.		154,002
1,769	EQT Corp.		156,946
3,382	Exxon Mobil, Inc.		290,987
1,683	Gulfport Energy Corp. *		108,284
2,275	Helmerich & Payne, Inc.		156,861
1,946	Hess Corp.		150,504
2,859	HollyFrontier Corp.		120,392
4,114	Marathon Oil Corp.		143,496
1,762	Marathon Petroleum Corp.		113,332
3,118	Murphy Oil Corp.		188,078
2,746	Noble Energy, Inc.		184,009
2,300	Occidental Petroleum Corp.		215,142
2,219	Phillips 66		128,303
4,436	Rowan Cos. PLC - Cl. A *		162,890
2,289	Tesoro Corp.		100,670
3,232	Valero Energy Corp.		110,373
2,461	Whiting Petroleum Corp. *		147,291
			4,233,357
	OIL & GAS SERVICE - 1.5%
3,685	Baker Hughes, Inc.		180,934
2,484	Cameron International Corp. *		144,991
2,254	Dresser-Rand Group, Inc. *		140,650
1,544	Dril-Quip, Inc. *		177,174
2,802	FMC Technologies, Inc. *		155,287
2,278	National Oilwell Varco, Inc.		177,935
1,906	Oceaneering International, Inc.		154,843
1,318	Oil States International, Inc. *		136,360
2,043	Schlumberger Ltd.		180,519
			1,448,693
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	PACKAGING & CONTAINERS - 1.1%
5,213	Ball Corp.		$ 233,959
6,612	Bemis Co., Inc.		257,934
5,357	Crown Holdings, Inc. *		226,494
3,719	Packaging Corp. of America		212,318
1,192	Rock Tenn Co. - Cl. A		120,714
			1,051,419
	PHARMACEUTICALS - 2.9%
1,472	Allergan, Inc.		133,142
4,053	AmerisourceBergen Corp.		247,638
4,397	Eli Lilly & Co.		221,301
3,363	Express Scripts Holding Co. *		207,766
3,475	Johnson & Johnson		301,248
1,796	McKesson Corp.		230,427
1,790	Mead Johnson Nutrition Co.		132,925
4,732	Merck & Co., Inc.		225,291
5,436	Mylan, Inc. *		207,492
4,385	Omnicare, Inc.		243,368
1,587	Perrigo Co.		195,804
8,201	Pfizer, Inc.		235,451
1,089	Questcor Pharmaceuticals, Inc.		63,162
2,597	Salix Pharmaceuticals Ltd. *		173,687
			2,818,702
	PIPELINES - 0.5%
2,226	ONEOK , Inc.		118,690
6,202	Spectra Energy Corp.		212,294
5,389	William Cos., Inc.		195,944
			526,928
	REAL ESTATE - 0.2%
6,740	CBRE Group, Inc. - Cl. A *		155,896

	RETAIL - 8.5%
2,679	Advance Auto Parts, Inc.		221,500
3,052	AutoNation, Inc. *		159,223
521	AutoZone, Inc. *		220,242
2,901	Bed Bath & Beyond, Inc. *		224,421
8,269	Burger King Worldwide, Inc.		161,411
1,696	Cabela's, Inc. - Cl. A *		106,899
3,358	CarMax, Inc. *		162,762
348	Chipotle Mexican Grill, Inc. - Cl.A *		149,188
2,267	Coach, Inc.		123,620
2,373	Costco Wholesale Corp.		273,180
3,951	CVS Caremark Corp.		224,219
4,624	Darden Restaurants, Inc.		214,045
3,146	Dick's Sporting Goods, Inc.		167,933
2,645	Dollar General Corp. *		149,337
3,033	Dollar Tree, Inc. *		173,366
4,535	Dunkin' Brands Group, Inc.		205,254
2,116	Family Dollar Stores, Inc.		152,394
4,867	Foot Locker, Inc.		165,186
4,158	Gap, Inc.		167,484
2,381	GNC Holdings, Inc. - Cl. A		130,074
2,853	Home Depot, Inc.		216,400
3,797	Kohl's Corp.		196,495
2,804	L Brands, Inc.		171,324
3,761	Lowe's Cos., Inc.		179,061
4,301	Macy's, Inc.		186,104
3,201	McDonald's Corp.		307,968
2,318	MSC Industrial Direct Co., Inc. - Cl. A		188,569
3,645	Nordstrom, Inc.		204,849
1,005	Nu Skin Enterprises, Inc.		96,219
1,677	O'Reilly Automotive, Inc. *		213,968
1,157	Panera Bread Co. - Cl. A *		183,419
2,392	PetSmart, Inc.		182,414
2,362	Ross Stores, Inc.		171,954
6,312	Sally Beauty Holdings, Inc. *		165,122
2,643	Starbucks Corp.		203,433
3,877	Target Corp.		248,050
2,262	Tiffany & Co.		173,314
4,263	TJX Cos., Inc.		240,391
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	RETAIL (Continued) - 8.5%
2,660	Tractor Supply Co.		$ 178,672
1,025	Ulta Salon Cosmetics & Fragrance, Inc. *		122,447
4,153	Urban Outfitters, Inc. *		152,706
3,352	Walgreen Co.		180,338
4,269	Wal-Mart Stores, Inc.		315,735
2,857	Williams-Sonoma, Inc.		160,563
2,531	Yum! Brands, Inc.		180,688
			8,371,941
	SAVINGS & LOANS - 0.7%
25,134	Hudson City Bancorp, Inc.		227,463
15,296	New York Community Bancorp, Inc.		231,123
18,269	People's United Financial, Inc.		262,708
			721,294
	SEMICONDUCTORS - 2.3%
4,336	Altera Corp.		161,126
4,223	Analog Devices, Inc.		198,692
1,268	Cree, Inc. *		76,321
8,208	Intel Corp.		188,127
2,519	KLA-Tencor Corp.		153,281
2,970	Lam Research Corp. *		152,034
5,185	Linear Technology Corp.		205,637
17,266	LSI Corp.		135,020
5,618	Maxim Integrated Products, Inc.		167,416
11,783	NVIDIA Corp.		183,344
3,076	QUALCOMM, Inc.		207,199
4,139	Skyworks Solutions, Inc. *		102,813
4,918	Texas Instruments, Inc.		198,048
3,960	Xilinx, Inc.		185,566
			2,314,624
	SOFTWARE - 2.7%
7,235	Activision Blizzard, Inc.		120,607
4,371	Adobe Systems, Inc. *		227,030
2,199	Akamai Technologies, Inc. *		113,688
1,830	ANSYS, Inc. *		158,332
3,835	Autodesk, Inc. *		157,887
7,320	CA, Inc.		217,184
3,774	Cerner Corp. *		198,324
2,065	Citrix Systems, Inc. *		145,810
4,780	Fidelity National Information Services, Inc.		221,982
2,363	Fiserv, Inc. *		238,781
5,513	MSCI, Inc. - Cl. A *		221,953
4,851	Oracle Corp.		160,908
6,554	Paychex, Inc.		266,355
2,935	Red Hat, Inc. *		135,421
989	VMware, Inc. - Cl. A *		80,010
			2,664,272
	TELECOMMUNICATIONS - 1.5%
9,014	Amdocs Ltd.		330,273
3,465	CenturyLink, Inc.		108,732
6,715	Cisco Systems, Inc.		157,265
12,837	Corning, Inc.		187,292
5,947	Juniper Networks, Inc. *		118,107
3,352	Motorola Solutions, Inc.		199,042
7,320	TW Telecom, Inc. *		218,612
17,936	Windstream Holdings, Inc.		143,488
			1,462,811
	TEXTILES - 0.1%
1,050	Mohawk Industries, Inc. *		136,763

	TOYS & GAMES - 0.2%
5,221	Mattel, Inc.		218,551

	TRANSPORTATION - 1.7%
2,796	CH Robinson Worldwide, Inc.		166,530
7,362	CSX Corp.		189,498
4,055	Expeditors International of Washington, Inc.		178,663
1,631	FedEx Corp.		186,113
2,495	JB Hunt Transport Services, Inc.		181,960
1,393	Kansas City Southern		152,339
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	TRANSPORTATION (Continued) - 1.7%
2,252	Kirby Corp. *		$ 194,911
2,560	Norfolk Southern Corp.		198,016
1,370	Union Pacific Corp.		212,816
			1,660,846
	WATER - 0.5%
6,484	American Water Works Co., Inc.		267,660
8,843	Aqua America, Inc.		218,687
			486,347

	TOTAL COMMON STOCK (Cost - $93,720,033)		96,511,765

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
1,932,251	STIT - Liquid Asstets Portfolio, 0.24% **		$ 1,932,251
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,932,251)

	TOTAL INVESTMENTS - 99.7% (Cost- $95,652,284) (a)		$ 98,444,016
	OTHER ASSETS LESS LIABILITIES - 0.3%		307,393
	NET ASSETS - 100.0%		$ 98,751,409

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $95,654,940 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 3,908,753
	Unrealized depreciation		(1,119,677)
	Net unrealized appreciation		$ 2,789,076

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
20	S&P E-Mini Future, Dec 2013	$ 1,674,250	$ (8,325)
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	MUTUAL FUNDS - 3.2%
102,906	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 1,029,055
	TOTAL MUTUAL FUNDS (Cost - $1,029,055)

	BONDS & NOTES - 19.3%
Par Value	BANKS - 7.1%
$ 150,000	ABN Amro Bank NV, 3.00%, 1/31/14 ^		151,113
250,000	Bank of America Corp., 1.50%, 10/9/15		251,367
50,000	Capital One Financial Corp., 2.125%, 7/15/14		50,554
50,000	Capital One Financial Corp., 1.00%, 11/6/15		49,748
50,000	Citigroup, Inc., 6.375%, 8/12/14		52,416
240,000	First Horizon National Corp., 5.375%, 12/15/15		259,369
100,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		105,128
250,000	ING Bank NV, 2.00, 9/25/15 ^		253,402
200,000	JP Morgan Chase & Co., 6.125%, 6/27/17		227,213
500,000	Morgan Stanley, 2.875%, 1/24/14		503,344
60,000	Morgan Stanley, 6.00%, 4/28/15		64,371
100,000	Morgan Stanley, 4.00%, 7/24/15		104,305
200,000	Santander US Debt SAU, 3.724%, 1/20/15 ^		202,832
50,000	Zions Bancorporation, 2.75%, 5/16/16		50,319
			2,325,481
	DIVERSIFIED FINANCIAL - 3.2%
100,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15		103,428
100,000	Ford Motor Credit Co. LLC., 12.00%, 5/15/15		116,821
200,000	General Electric Capital Corp., 5.375%, 10/20/16		222,974
80,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14 ^		84,347
100,000	Jefferies Group, Inc., 5.875%, 6/8/14		103,250
100,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14		103,667
300,000	SLM Corp., 5.00%, 10/1/13		300,000
			1,034,487
	HOME FURNISHINGS - 0.5%
150,000	Whirlpool Corp., 6.50%, 6/15/16		168,604

	INSURANCE - 4.2%
1,000,000	AXA Equitable Life Insurance, 7.70%, 12/1/15 ^		1,117,114
220,000	White Mountain Insurance Group., 6.375%, 3/20/17 ^		240,539
			1,357,653
	MEDIA - 0.6%
200,000	Viacom, Inc., 2.50%, 12/15/16		204,936

	MINING - 0.4%
125,000	Anglo American Capital PLC, 9.375%, 4/8/14 ^		130,224

	OIL & GAS - 1.4%
320,000	Petrobas Global Finance BV, 2.00%, 5/20/16		317,933
140,000	Transocean, Inc., 5.05%, 12/15/16		153,424
			471,357
	PHARMACEUTICALS - 0.2%
50,000	Cardinal Health, Inc., 6.00%, 6/15/17		56,544

	RETAIL - 0.4%
100,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		118,515

	SAVINGS & LOANS - 0.6%
200,000	Amsouth Bank, 5.20%, 4/1/15		210,649

	TELECOMMUNICATIONS - 0.7%
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15 ^		50,996
20,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		20,640
140,000	Motorola Solutions, Inc., 6.00%, 11/15/17		159,701
			231,337

	TOTAL BONDS & NOTES (Cost - $6,344,861)		6,309,787
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Par Value	SHORT-TERM INVESTMENTS - 72.3%		Value
	CERTIFICATES OF DEPOSIT - 9.0%
$ 600,000	Bank of New York, 1.15%, 4/4/14		$ 600,000
300,000	Corpabanca NY, 1.18%, 10/31/13		300,000
250,000	Corpabanca NY, 1.95% 1/2/14		250,000
800,000	Itau Unibanco, 1.26%, 9/12/14		800,000
500,000	Landesbank Hessen - Thuringen, 0.50%, 11/15/13		499,943
500,000	Natixis/NY, 0.72%, 4/23/14		500,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $2,949,943)		2,949,943

	COMMERCIAL PAPER - 46.2%
250,000	Avon Capital Corp., 10/28/13		249,756
1,000,000	Axafin, 9/5/14		992,938
550,000	BENSTA, 4/14/14		548,213
500,000	Dealers Capital Access Trust, 10/22/13		499,898
1,300,000	Entergy, 7/17/13		1,299,913
900,000	Glencore Funding LLC, 11/13/13		899,516
1,000,000	Glencore Funding LLC, 11/27/13		999,287
1,500,000	Holus CP, 10/22/13		1,499,667
400,000	Molson Coors Brewing, 11/18/13		399,712
880,000	National Grid USA, 11/14/13		879,570
800,000	Nissan Motors, 10/1/13		800,000
700,000	Romulus Funding Corp, 10/1/13		700,000
1,500,000	Romulus Funding Corp, 11/1/13		1,498,837
1,000,000	Safeway, Inc., 10/31/13		999,542
1,200,000	Santander, 9/8/14		1,184,610
250,000	SMLTD, 2/3/14		249,601
1,400,000	Talisman Energy, Inc., 10/15/13		1,399,701
	TOTAL COMMERCIAL PAPER (Cost- $15,100,761)		15,100,761

Shares	MONEY MARKET FUND - 17.1%
5,571,245	STIT - Liquid Assets Portfolio, 0.24% *		5,571,245
	(Cost - $5,571,245)
	TOTAL SHORT TERM INVESTMENTS (Cost - $23,621,949)		23,621,949

	TOTAL INVESTMENTS - 94.8% (Cost - $30,995,865) (a)		$ 30,960,791
	LIABILITIES IN EXCESS OF OTHER ASSETS - 5.2%		1,705,688
	NET ASSETS - 100.0%		$ 32,666,479

^ Security Lending
+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
LLC - Limited Liability Company
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $30,995,865 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 5,565
	Unrealized depreciation		(40,639)
	Net unrealized depreciation		$ (35,074)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.1) %
	Equity Futures - (0.1) %
3	DAX Index, Dec 2013	$ 871,826	$ (3,350)
32	DJIA Index Future Mini, Dec 2013	2,407,360	(34,240)
5	Hang Seng Index Future, Oct 2013	737,676	(8,575)
19	MSCI Taiwan Index Future, Oct 2013	545,490	(5,130)
26	Nasdaq 100 E-Mini, Dec 2013	1,668,680	19,188
7	Nikkei 225, Dec 2013	518,221	7,278
13	Russell Mini Future, Dec 2013	1,392,820	25,285
23	S&P E-Mini Future, Dec 2013	1,925,388	(9,143)
7	S&P/TSX 60 IX Future, Dec 2013	994,361	(4,832)
7	SPI 200, Dec 2013	854,431	(6,544)
	TOTAL LONG FUTURES CONTRACTS	$ 11,916,252	$ (20,063)

	SHORT FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
8	Emerging Market Future, Dec 2013	393,080	2,880
4	FTSE 100 Index, Dec 2013	416,297	8,450
	TOTAL SHORT FUTURES CONTRACTS	$ 809,377	$ 11,330

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 94.2%
	AEROSPACE/DEFENSE - 1.0%
2,550	Elbit Systems Ltd.		$ 137,415
1,855	European Aeronautic Defence and Space Co. NV		118,235
18,000	IHI Corp.		75,780
1,262	MTU Aero Engines Holding AG		117,954
5,638	Saab AB - Cl. B		112,811
			562,195
	AGRICULTURE - 1.0%
3,338	British American Tobacco PLC		177,036
69,533	First Resources Ltd.		105,823
248,656	Golden Agri-Resources Ltd.		103,029
2,687	Japan Tobacco, Inc.		96,688
2,914	Swedish Match AB		102,910
			585,486
	AIRLINES - 0.5%
1,800	Japan Airlines Co. Ltd.		108,991
26,000	Singapore Airlines Ltd.		216,287
			325,278
	APPAREL - 0.9%
2,553	Gerry Weber International AG		105,298
1,215	Hugo Boss AG		157,236
1,250	Michael Kors Holdings Ltd. *		93,150
8,790	Prada SpA		85,178
34,106	Yue Yuen Industrial Holdings Ltd.		95,214
			536,076
	AUTO MANUFACTURERS - 2.0%
1,183	Bayerische Motoren Werke AG		127,237
4,151	Daihatsu Motor Co. Ltd.		80,397
1,457	Daimler AG		113,621
8,400	Fiat Industrial SpA		110,843
2,165	Fuji Heavy Industries Ltd.		59,808
4,805	Hino Motors Ltd.		70,728
2,743	Honda Motor Co. Ltd.		104,435
9,131	Isuzu Motors Ltd.		60,129
8,849	Nissan Motor Co. Ltd.		88,761
5,009	Scania AB - Cl. B		107,401
3,305	Suzuki Motor Corp.		79,239
1,387	Toyota Motor Corp.		88,649
455	Volkswagen AG		103,238
			1,194,486
	AUTO PARTS & EQUIPMENT - 2.3%
2,126	Aisin Seiki Co. Ltd.		90,696
1,691	Autoliv, Inc.		147,777
3,674	Brembo SpA		95,768
2,258	Bridgestone Corp.		82,287
679	Continental AG		115,146
2,139	Delphi Automotive PLC		124,960
1,686	Denso Corp.		78,714
1,842	ElringKlinger AG		82,916
4,400	JTEKT Corp.		60,192
2,160	Nokian Renkaat OYJ		109,742
1,875	NORMA Group		90,365
7,365	Pirelli & C. SpA		95,940
5,492	Sumitomo Electric Industries Ltd.		79,609
2,081	Toyota Industries Corp.		89,731
			1,343,843
	BANKS - 5.7%
3,007	Aareal Bank AG *		93,989
31,000	Aozora Bank Ltd.		91,957
4,041	Banca Generali SpA		91,334
9,335	Banco Bilbao Vizcaya Argentaria SA		104,357
50,722	Banco BPI SA *		63,705
12,314	Banco Santander SA		100,461
25,447	Bank Hapoalim BM		128,614
15,968	Bank of Yokohama Ltd.		91,315
1,357	BNP Paribas SA		91,828
19,633	CaixaBank		86,197
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	BANKS (Continued) - 5.7%
12,913	Chiba Bank Ltd.		$ 94,248
3,236	Credit Suisse Group AG		98,826
4,765	Danske Bank A/S *		102,640
12,533	DBS Group Holdings Ltd.		163,978
5,915	DNB ASA		89,778
13,498	HSBC Holdings PLC		146,259
61,743	Israel Discount Bank Ltd. - Cl. A*		111,200
12,884	Mitsubishi UFJ Financial Group, Inc.		82,347
10,958	Mizrahi Tefahot Bank Ltd.		120,588
41,952	Mizuho Financial Group, Inc.		91,088
15,099	Natixis		72,299
9,079	Nordea Bank AB		109,563
21,089	Oversea-Chinese Banking Corp. Ltd.		173,081
5,686	Pohjola Bank PLC - Cl. A		94,500
17,131	Resona Holdings, Inc.		87,663
25,000	Shinsei Bank Ltd.		60,652
8,427	Shizuoka Bank Ltd.		95,867
10,119	Skandinaviska Enskilda Banken AB - Cl. A		107,302
1,794	Sumitomo Mitsui Financial Group, Inc.		86,774
14,084	Sumitomo Mitsui Trust Holdings, Inc.		69,630
2,554	Svenska Handelsbanken AB - Cl. A		109,325
3,907	Swedbank AB - Cl. A		91,073
9,367	United Overseas Bank Ltd.		154,276
			3,356,714
	BEVERAGES - 1.0%
1,137	Anheuser-Busch InBev NV		113,226
1,230	Carlsberg A/S		126,781
1,909	Heineken NV		135,357
7,000	Kirin Holdings Co. Ltd.		101,967
1,076	Royal Unibrew		127,895
			605,226
	BUILDING MATERIALS - 0.8%
1,570	Caeserstone Sdot-Yam Ltd. *		71,718
540	Geberit AG		145,807
1,760	Imerys SA		122,934
844	Rockwool International A/S		136,771
			477,230
	CHEMICALS - 3.3%
14,578	Asahi Kasei Corp.		109,818
1,303	BASF SE		125,031
788	Brenntag AG		131,230
6,786	Clariant AG		114,426
9,475	Israel Chemicals Ltd.		79,921
2,321	K+S AG		60,186
1,765	Koninklijke DSM NV		133,245
1,342	Lanxess AG		87,144
1,633	Lenzing AG		121,335
883	Linde AG		174,956
1,496	LyondellBassell Industries NV - Cl. A		109,552
1,365	Nitto Denko Corp.		88,913
3,603	Novozymes A/S - Cl. B		137,893
1,598	Shin-Etsu Chemical Co. Ltd.		97,737
738	Solvay SA		110,718
3,186	Symrise AG		141,195
2,734	Yara International ASA		112,854
			1,936,154
	COMMERCIAL SERVICES - 2.7%
6,791	Abertis Infraestructuras SA		132,028
6,791	Albertis Infraestructuras SA, $0.96, 10/31/13 ***		6,608
1,821	Adecco SA		129,669
8,667	Ashtead Group PLC		86,350
5,711	Atlantia SpA		116,171
47,468	Ezion Holdings Ltd.		83,211
5,456	Hamburger Hafen und Logistik AG		134,244
3,583	Intrum Justitia AB		95,962
5,296	Loomis AB - Cl. B		116,688
18,899	Prosegur Cia de Seguridad SA		110,496
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	COMMERCIAL SERVICES (Continued) - 2.7%
1,700	Secom Co. Ltd.		$ 106,402
10,508	Securitas AB - Cl. B		120,099
43,785	SIA Engineering Co. Ltd.		169,558
14,000	Toppan Printing Co. Ltd.		112,885
3,241	Wirecard AG		110,909
			1,631,280
	COMPUTERS - 1.0%
1,824	Accenture PLC		134,319
5,735	Indra Sistemas SA		86,039
2,700	Nomura Reasearch Institute Ltd.		93,853
2,200	NTT Data Corp.		74,118
2,202	Seagate Technology PLC		96,315
1,700	Wincor Nixdorf AG		106,204
			590,848
	COSMETICS - 0.7%
1,893	Beierddorf AG		168,169
3,493	Kao Corp.		108,956
2,000	Unicharm Corp.		116,819
			393,944
	DISTRIBUTION/WHOLESALE - 1.4%
54,493	Digital China Holdings Ltd.		66,754
7,912	ITOCHU Corp.		96,944
3,571	Jardine Cycle & Carriage Ltd.		108,553
13,508	Marubeni Corp.		106,301
6,368	Mitsubishi Corp.		128,918
7,854	Mitsui & Co. Ltd.		114,167
7,593	Sumitomo Corp.		102,324
3,158	Toyota Tsusho Corp.		82,539
			806,500
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
8,045	AerCap Holdings NV *		156,556
4,187	Azimut Holding SpA		95,710
3,630	Bolsas y Mercados Espanoles SA		115,231
70,102	COSCO Pacific Ltd.		107,208
7,000	Daiwa Securities Group, Inc.		62,793
1,753	Deutsche Boerse AG		131,935
8,510	Hong Kong Exchanges and Clearing Ltd.		136,400
8,669	Nomura Holdings, Inc.		67,602
4,140	ORIX Corp.		67,312
33,092	Singapore Exchange Ltd.		191,433
			1,132,180
	ELECTRIC - 1.6%
81,880	A2A SpA		80,009
34,899	EDP - Energias de Portugal SA		127,527
4,780	Endesa SA *		124,566
5,920	Fortum OYJ		133,482
18,680	Iberdrola SA		108,584
1,979	Red Electrica Corp. SA		112,679
35,875	Terna Rete Elettrica Nazionale SpA		161,974
4,775	Verbund AG		108,117
			956,938
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
13,699	Hitachi Ltd.		90,349
2,502	Legrand SA		138,885
1,381	Leoni AG		84,023
			313,257
	ELECTRONICS - 2.7%
4,002	Axis Communications AB		125,941
2,398	Garmin Ltd.		108,366
700	Hirose Electric Co. Ltd.		107,462
5,602	Hoya Corp.		132,426
297	Keyence Corp.		112,775
1,580	Kyocera Corp.		83,912
1,100	Murata Manufacturing Co. Ltd.		83,986
2,300	Omron Corp.		83,114
31,381	Premier Farnell PLC		110,330
4,725	Rexel SA		120,222
3,717	Sensata Technologies Holding NV *		142,250
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	ELECTRONICS (Continued) - 2.7%
2,806	TE Connectivity Ltd.		$ 145,295
84,000	Truly International Holdings		48,742
27,152	Venture Corp Ltd.		165,075
9,153	WBL Corp. Ltd.		32,455
			1,602,351
	ENERGY-ALTERNATE SOURCES - 0.2%
47,561	Enel Green Power SpA		102,025

	ENGINEERING & CONSTRUCTION - 3.9%
6,428	ABB Ltd.		152,029
1,145	Acciona SA		65,170
2,910	AF AB - Cl. B		95,156
4,660	Aker Solutions ASA		65,423
4,498	Arcadis NV		128,692
1,270	Bilfinger SE		133,380
1,861	Chicago Brige & iron Co. NV		126,120
7,591	Ferrovial SA		136,537
3,124	Foster Wheeler AG *		82,286
2,031	Fraport AG Frankfurt Airport Services Worldwide		142,605
1,847	JGC Corp.		66,650
3,274	JM AB		95,333
3,007	Obrascon Huarte Lain SA		114,093
68,556	SATS Ltd.		178,082
52,635	SembCorp Industries Ltd.		221,864
41,185	Singapore Technologies Engineering Ltd.		136,846
6,552	Skanska AB - Cl. B		126,100
2,788	Tecnicas Reunidas SA		127,726
6,859	YIT OYJ		95,522
			2,289,614
	ENTERTAINMENT - 0.9%
3,611	Betsson AB		107,114
101,242	Genting Singapore PLC		115,763
3,977	Gtech Spa		113,785
5,465	OPAP SA		61,020
688	Oriental Landing Co. Ltd.		113,755
			511,437
	FOOD - 3.7%
1,730	AarhusKarlshamm AB		108,157
2,708	Axfood AB		132,362
3,597	Chr Hansen Holding A/S		127,415
12,099	Distribuidora Internacional de Alimentacion SA		104,946
6,503	Ebro Foods SA		146,979
4,615	Jeronimo Martins SGPS SA		94,813
3,900	Kesko OYJ - Cl. B		117,072
7,651	Koninklijke Ahold NV		132,594
3,100	Nissin Foods Holdings Co. Ltd.		127,350
105,344	Olam International Ltd.		128,427
37,637	Parmalat SpA		126,122
2,444	Seven & I Holdings Co. Ltd.		89,190
3,814	Suedzucker AG		112,426
24,375	Super Group Ltd.		82,351
4,712	Unilever PLC		186,107
2,432	Viscofan SA		139,130
54,133	Wilmar International Ltd.		136,734
1,463	Yakult Honsha Co. Ltd.		73,299
			2,165,474
	FOREST PRODUCTS & PAPER - 0.7%
9,301	BillerudKorsnas AB		93,921
4,288	Holmen AB - Cl. B		138,012
3,958	Smurfit Kappa Group PLC		89,458
4,573	Svenska Cellulosa AB		115,356
			436,747
	GAS - 1.0%
5,197	Enagas SA		127,414
5,316	Gas Natural SDG SA		111,014
24,237	Osaka Gas Co. Ltd.		103,273
29,333	Snam SpA		148,634
20,519	Tokyo Gas Co. Ltd.		112,530
			602,865
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	HAND/MACHINE TOOLS - 1.2%
3,286	Gildemeister AG		$ 89,568
2,802	Konecranes OYJ		94,388
2,176	KUKA AG		94,314
1,223	Makita Corp.		71,061
8,237	Sandvik AB		113,895
1,079	Schindler Holding AG		162,017
333	SMC Corp.		79,228
			704,471
	HEALTHCARE PRODUCTS - 2.6%
3,562	Carl Zeiss Meditec AG		106,395
2,306	Coloplast A/S - Cl. B		131,357
2,696	Covidien PLC		164,294
2,705	DiaSorin SpA		116,601
7,364	Elekta AB - Cl. B *		118,565
3,115	Getinge AB - Cl. B		111,415
2,446	Luxottica Group SpA		130,166
4,848	Nobel Biocare Holding AG		71,562
14,188	Smith & Nephew PLC		177,069
39,611	Sorin SpA *		107,219
1,412	Sysmex Corp.		90,103
1,179	Tecan Group AG		124,496
1,693	Terumo Corp.		86,807
			1,536,049
	HEALTHCARE SERVICES - 1.0%
2,239	Fresenius Medical Care AG & Co KGaA		145,725
1,344	Fresenius SE AG & Co KGaA		167,018
3,468	Icon PLC *		141,945
4,408	Rhoen Klinikum AG		113,320
			568,008
	HOLDING COMPANIES-DIVERSIFIED - 1.0%
2,916	Exor SpA		109,437
2,782	GEA Group AG		114,291
25,833	Keppel Corp. Ltd.		214,486
185,266	Noble Group Ltd.		137,289
			575,503
	HOME BUILDERS - 0.4%
4,000	Daiwa House Industry Co. Ltd.		75,352
9,000	Sekisui Chemical Co. Ltd.		91,560
6,497	Sekisui House Ltd.		87,289
			254,201
	HOME FURNISHINGS - 0.5%
5,983	De'Longhi SpA		91,582
3,747	Electrolux AB - Cl. B		97,378
300	Rational AG		89,182
			278,142
	HOUSEHOLD PRODUCTS - 0.8%
91,388	OSIM International Ltd.		140,541
2,294	Reckitt Benckiser Group PLC		167,841
914	Societe BIC SA		106,321
1,001	SodaStream International Ltd. *		62,452
			477,155
	INSURANCE - 5.5%
2,171	Ace Ltd.		203,119
12,944	Aegon NV		95,826
2,640	Ageas		106,975
815	Allianz SE		128,171
2,448	Aon PLC		182,229
1,239	Euler Hermes SA		151,370
7,738	Gjensidige Forsikring ASA		116,804
3,480	Grupo Catalana Occidente SA		105,877
1,704	Hannover Rueckversicherung SE		125,365
11,236	Lancashire Holdings Ltd.		139,682
22,588	Mapfre SA		80,890
10,472	Mediolanum SpA		76,108
657	Muenchener Rueckversicherungs AG		128,443
58,901	RSA Insurance Group PLC		115,270
3,370	Sampo - Cl. A		144,856
4,340	Sony Financial Holdings, Inc.		79,545
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	INSURANCE (Continued) - 5.5%
13,592	Storebrand ASA *		$ 75,289
1,629	Swiss Re AG		134,729
5,200	T&D Holdings, Inc.		64,351
3,847	Talanx AG		129,643
2,400	Tokio Marine Holdings, Inc.		78,410
7,707	Todanmark A/S *		198,598
1,831	Tryg A/S		168,626
2,276	Vienna Insurance Group AG		116,899
5,416	XL Group PLC		166,921
619	Zurich Insurance Group AG		159,404
			3,273,400
	INTERNET - 0.5%
1,900	Trend Micro, Inc.		70,790
15,600	Yahoo Japan Corp.		88,575
2,120	Yandex NV *		77,210
2,296	Yoox SpA *		78,742
			315,317
	INVESTMENT COMPANIES - 0.2%
332	Delek Group Ltd.		108,287

	IRON/STEEL - 0.2%
2,236	Voestalpine AG		106,961

	LEISURE TIME - 0.3%
3,698	Carnival PLC		77,436
1,040	Shimano, Inc.		92,975
			170,411
	LODGING - 1.0%
16,868	City Developments Ltd.		137,767
4,322	InterContinental Hotels Group PLC		126,068
9,313	Melia Hotels International SA		92,326
68,525	OUE Ltd.		139,780
15,200	Sands China Ltd.		93,982
			589,923
	MACHINERY CONSTRUCTION & MINING - 0.8%
3,739	Atlas Copco AB - Cl. A		109,571
3,779	Danieli & C Officine Meccaniche SpA		108,888
3,468	Komatsu Ltd.		86,223
6,266	Mitsubishi Electric Corp.		65,790
6,877	Outotec OYJ		94,190
			464,662
	MACHINERY DIVERSIFIED - 1.9%
1,534	Andritz AG		90,218
1,227	Duerr AG		90,155
530	FANUC Corp.		87,577
1,561	FLSmidth & Co. A/S		84,132
3,416	Hexagon AB - Cl. B		103,085
19,000	Kawasaki Heavy Industries Ltd.		82,314
1,260	Kone OYJ - Cl. B		112,463
4,105	Kubota Corp.		59,294
2,284	Metso OYJ		89,767
12,000	Mitsubishi Heavy Industires Ltd.		68,869
749	Pfeiffer Vaccuum Technology AG		91,740
8,588	Zardoya Otis SA		139,476
			1,099,090
	MEDIA - 2.2%
1,849	Axel Springer AG		102,875
11,209	British Sky Broadcasting Group PLC		157,853
999	Kabel Deutschland Holding AG		127,092
8,034	Mediaset Espana Comunicacion SA *		92,531
1,884	Modern Times Group AB		98,335
4,900	Nippon Television Holdings, Inc.		90,857
242,274	Phoenix Satellite Television Holdings Ltd.		86,537
1,977	ProSiebenSat. 1 Media AG		84,016
54,212	Singapore Press Holdings Ltd.		177,539
6,110	Wolters Kluwer NV		157,571
16,912	Zon Optimus SGPS SA		100,710
			1,275,916
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	METAL FABRICATE - 0.8%
2,490	Assa Abloy AB - Cl. B		$ 114,378
1,898	Hoganas - Cl. B		99,598
7,000	NSK Ltd.		71,427
3,894	SKF AB - Cl. B		108,475
1,419	Vallourec		85,019
			478,897
	MINING - 0.2%
17,000	Mitsubishi Material Corp.		70,183
5,225	Sumitomo Metal Mining Co. Ltd.		73,821
			144,004
	MISCELLANEOUS MANUFACTURING - 2.0%
5,327	Alfa Laval AB		128,652
1,799	Eaton Corp. PLC		123,843
3,647	FUJIFILM Holdings Corp.		87,513
1,332	Hexpol AB		94,164
2,066	Ingersoll-Rand PLC - Cl. A		134,166
10,185	Invensys PLC		82,102
3,800	Nikon Corp.		66,355
3,341	RHI AG		110,330
1,233	Siemens AG		148,618
5,581	Trelleborg AB - Cl. B		105,848
2,757	Wartsila OYJ Abp		124,552
			1,206,143
	OFFICE & BUSINESS EQUIPMENT - 0.3%
3,316	Canon, Inc.		105,801
7,000	Ricoh Co. Ltd.		80,703
			186,504
	OIL & GAS - 2.2%
35,869	Afren PLC *		80,299
23,246	Aurora Oil & Gas Ltd. *		72,579
7,242	BG Group PLC		138,386
5,162	Eni SpA		118,417
2,157	Ensco PLC - Cl. A		115,939
1,742	Fuchs Petrolub SE		125,897
8,000	Inpex Corp.		94,434
2,549	Noble Corp.		96,276
2,051	OMV AG		101,318
4,241	Repsol SA		105,181
5,989	Statoil ASA		135,903
2,472	Total SA		143,510
			1,328,139
	OIL & GAS SERVICES - 1.2%
3,370	CGG *		77,696
646	Core Laboratories NV		109,310
2,216	Fred Olsen Energy ASA		98,361
7,145	Petroleum Geo-Services ASA		88,254
889	Schoeller-Bleckmann Oilfield Equipment AG		105,205
972	Technip SA		114,173
3,102	TGS Nopec Geophysical Co. ASA		91,276
			684,275
	PACKAGING & CONTAINERS - 0.4%
1,864	Gerresheimer AG		111,707
5,882	Huhtamaki OYJ		126,097
			237,804
	PHARMACEUTICALS - 5.1%
1,967	Actelion Ltd.		139,630
3,577	AstraZeneca PLC		186,180
1,105	Bayer AG		130,348
4,075	Chugai Pharmaceutical Co. Ltd.		83,660
5,700	Daiichi Sankyo Co. Ltd.		103,309
2,669	Eisai Co. Ltd.		108,556
7,629	GlaxoSmithKline PLC		192,337
2,729	Grifols SA		112,096
1,671	Hisamitsu Pharmaceutical Co., Inc.		93,344
1,265	Jazz Pharmaceutical PLC *		116,342
8,559	Kyowa Hakko Kirin Co. Ltd.		87,946
9,061	Meda AB - Cl. A		109,063
7,354	Mitsubishi Tanabe Pharma Corp.		103,226
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	PHARMACEUTICALS (Continued) - 5.1%
2,306	Novartis AG		$ 177,208
694	Novo Nordisk A/S - Cl. B		117,879
1,506	Ono Pharmaceutical Co. Ltd.		92,571
4,078	Orion OYJ - Cl. B		102,767
4,024	Otsuka Holdings Co. Ltd.		116,741
11,881	Recordati SpA		142,788
1,142	Sanofi		115,872
3,854	Shionogi & Co. Ltd.		80,969
3,520	Shire PLC		141,192
126,632	Sino Biopharmaceutical		85,727
2,236	Stada Arzneimittal AG		113,725
1,382	Taisho Pharmaceutical Holdings Co Ltd.		91,147
4,023	Warner Chilcott PLC		91,926
			3,036,549
	REAL ESTATE - 5.3%
2,500	Aeon Mall Co. Ltd.		74,261
4,552	Azrieli Group		144,469
51,151	CapitaLand Ltd.		125,941
86,400	CapitaMalls Asia Ltd.		134,591
9,326	Castellum AB		133,092
974	Daito Trust Construction Co. Ltd.		97,400
3,739	Deutsche Euroshop AG		162,109
6,609	Deutsche Wohnen AG		118,293
14,773	Fastighets AB Balder - Cl. B *		120,768
10,139	Gazit-Globe Ltd.		135,990
55,074	Global Logistic Properties Ltd.		126,824
2,887	GSW Immobilien AG		126,889
10,305	Hufvudstaden AB - Cl. A		131,258
3,800	Hulic Co. Ltd.		56,864
44,291	Keppel Land Ltd.		124,932
2,839	Lundbergforetagen AB - Cl. B		118,253
2,773	Mitsubishi Estate Co. Ltd.		81,861
1,772	Mitsui Fudosan Co. Ltd.		59,518
2,185	PSP Swiss Property AG		189,653
120,000	Sinarmas Land Ltd.		53,068
23,562	Sponda OYJ		121,815
1,564	Sumitomo Realty & Development Co. Ltd.		74,214
10,853	TAG Immobilien AG		134,737
5,000	Tokyu Land Corp.		52,039
23,221	UOL Group Ltd.		113,792
8,813	Wallenstam AB - Cl. B		120,762
63,009	Wing Tai Holdings Ltd.		102,923
112,816	Yanlord Land Group Ltd.		110,119
			3,146,435
	REITS - 0.0%
1,426	Keppel REIT		1,398

	RETAIL - 1.8%
7,516	Aeon Co. Ltd.		103,508
858	Dufry AG *		129,023
1,538	Fielmann AG		162,900
3,631	Hennes & Mauritz AB - Cl. B		157,801
763	Inditex SA		117,618
1,469	Lawson, Inc.		115,154
1,000	Nitori Holdings Co. Ltd.		91,743
2,024	Pandora A/S		83,632
3,028	Salvatore Ferragamo Italia SpA		104,501
			1,065,880
	SEMICONDUCTORS - 0.8%
5,936	ARM Holdings PLC		94,741
1,219	ASML Holding NV		120,435
2,687	Avago Technologies Ltd.		115,863
2,961	Dialog Semiconductor PLC *		56,685
9,198	Infineon Technologies AG		92,057
			479,781
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	SHIPBUILDING - 0.5%
220,598	Cosco Corp. Singapore Ltd.		$ 137,984
50,074	SembCorp Marine Ltd.		180,745
			318,729
	SOFTWARE - 2.1%
5,192	Amadeus IT Holding SA - Cl. A		184,104
2,730	AVG Technologies NV *		65,356
2,349	Check Point Software Technologies Ltd. *		132,859
1,361	Dassault Systemes SA		181,766
30	GungHo Online Entertainment, Inc. *		23,333
4,325	InterXion Holding NV *		96,188
8,398	Opera Software ASA		89,002
2,844	Oracle Corp. Japan		106,106
1,725	SAP AG		127,633
4,062	SimCorp A/S		136,737
2,479	Software AG		88,289
			1,231,373
	TELECOMMUNICATIONS - 5.4%
4,323	Belgacom SA		114,967
51,028	Bezeq The Israeli Telecommunication Corp. Ltd.		93,783
19,125	BT Group PLC		105,999
66,000	China Mobile Ltd.		102,977
5,020	Elisa OYJ		119,711
4,383	Freenet AG		106,093
5,088	GN Store Nord A/S		107,104
10,120	Jazztel PLC *		109,996
1,767	KDDI Corp.		90,782
46,708	M1 Ltd.		122,074
3,281	NICE Systems Ltd.		135,119
2,006	Nippon Telegraph & Telephone Corp.		103,879
8,200	NTT DOCOMO, Inc.		133,072
11,315	Partner Communications Co. Ltd. *		89,922
18,977	Portugal Telecom SGPS SA		85,552
46,169	Singapore Telecommunications Ltd.		137,219
1,075	Softbank Corp.		74,406
38,700	Spirent Communications PLC		79,933
45,106	StarHub Ltd.		154,187
396	Swisscom AG		190,294
17,117	TDC A/S		144,904
5,481	Tele2 AB - Cl. B		70,154
55,043	Telecom Corp. of New Zealand Ltd.		106,539
7,916	Telefonica SA *		123,313
2,346	Telenet Group Holding		116,859
5,908	Telenor ASA		134,949
18,687	TeliaSonera AB		143,278
2,403	Ziggo NV		97,372
			3,194,437
	TEXTILES - 0.2%
15,838	Toray Industries, Inc.		104,134

	TOYS/GAMES/HOBBIES - 0.2%
1,500	Sanrio Co. Ltd.		92,203

	TRANSPORTATION - 4.2%
11,728	Ansaldo STS SpA		108,649
12	AP Moeller - Maersk A/S		110,079
2,153	Cargotec Oyj - Cl. B		83,482
788	Central Japan Railway Co.		101,050
79,790	ComfortDelGro Corp. Ltd.		125,248
214	Construcciones y Auxiliar de Ferrocarriles SA		110,058
7,282	Costamare, Inc.		128,382
4,580	Deutsche Post AG		152,051
5,421	DSV A/S		153,857
19,000	Hankyu Hanshin Holdings, Inc.		105,556
9,000	Keikyu Corp.		85,138
27,195	Kintetsu Corp.		101,461
1,159	Kuehne + Nagel International AG		151,859
20,000	Nippon Express Co. Ltd.		100,306
3,446	Oesterreichische Post AG		156,704
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	TRANSPORTATION (Continued) - 4.2%
7,127	Ship Finance International Ltd.		$ 108,829
185,463	Singapore Post Ltd.		186,941
22,273	Tobu Railway Co. Ltd.		117,609
11,949	Tokyu Corp.		85,263
2,600	West Japan Railway Co.		111,448
4,200	Yamato Holdings Co. Ltd.		94,703
			2,478,673

	TOTAL COMMON STOCK (Cost - $54,109,432)		55,671,002

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
2,678,469	STIT Liquid Assests Portfolio - 0.24% **		2,678,469
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,678,469)

	TOTAL INVESTMENTS - 98.7% (Cost- $56,787,901) (a)		$ 58,349,471
	OTHER ASSETS LESS LIABILITIES - 1.3%		787,840
	NET ASSETS - 100.0%		$ 59,137,311

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $56,816,794 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 2,254,942
	Unrealized depreciation		(722,265)
	Net unrealized appreciation		$ 1,532,677

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
34	MSCI EAFE Index Mini, Dec 2013	$ 3,085,840	$ (23,908)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	19.0%
	Germany	11.7%
	Singapore	9.5%
	Sweden	8.3%
	Spain	5.9%
	Britain	5.4%
	Switzerland	5.0%
	Italy	4.7%
	Denmark	3.8%
	Finland	3.0%
	Other Countries	23.7%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	MUTUAL FUNDS - 4.5%
82,310	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 823,100
	TOTAL MUTUAL FUNDS (Cost - $823,100)

Par Value	BONDS & NOTES - 30.4%
	BANKS - 10.6%
$ 75,000	ABN AMRO Bank NV, 3.00%, 1/31/14 ^		75,556
25,000	Capital One Financial Corp., 2.125%, 7/15/14		25,277
50,000	Citigroup, Inc., 6.375%, 8/12/14		52,416
420,000	First Horizon National Corp., 5.375%, 12/15/15		453,896
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		52,564
300,000	JPMorgan Chase & Co., 6.125%, 6/27/17		340,819
55,000	Morgan Stanley, 6.00%, 4/28/15		59,007
50,000	Morgan Stanley, 4.00%, 7/24/15		52,153
800,000	Zions Bancorporation, 2.75%, 5/16/16		805,101
			1,916,789
	DIVERSIFIED FINANCIAL - 1.5%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15		51,714
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15		58,410
60,000	Harley-Davidson Funding, 5.75%, 12/15/14 ^		63,261
50,000	Jefferies Group, Inc., 5.875%, 6/8/14		51,625
50,000	Merrill Lynch & Co., 5.45%, 7/15/14		51,833
			276,843
	HOME FURNISHINGS - 2.0%
300,000	Whirlpool Corp., 6.50%, 6/15/16		337,208

	INSURANCE - 3.1%
508,000	Sirius International Group Ltd., 6.375%, 3/20/17 ^		555,427

	MEDIA - 2.8%
500,000	Viacom, Inc., 2.50%, 12/15/16		512,340

	MINING - 0.3%
50,000	Anglo American Capital PLC, 9.375%, 4/8/14 ^		52,090

	OIL & GAS - 1.3%
220,000	Transocean, Inc., 5.05%, 12/15/16		241,095

	PHARMACEUTICALS - 2.8%
450,000	Cardinal Health, Inc., 6.00%, 6/15/17		508,892

	RETAIL - 2.6%
400,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		474,060

	TELECOMMUNICATIONS - 3.4%
350,000	Crown Castle Towers LLC, 3.214%, 8/15/15 ^		356,972
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14		15,480
220,000	Motorola Solutions, Inc., 6.00%, 11/15/17		250,959
			623,411

	TOTAL BONDS & NOTES (Cost - $5,570,146)		5,498,155

	SHORT-TERM INVESTMENTS - 58.0%
	CERTIFICATES OF DEPOSIT - 10.4%
400,000	Bank of New York, 1.15%, 4/4/14		400,000
300,000	Corpabanca/NY, 1.18%, 10/31/13		300,000
280,000	Corpabanca/NY, 1.95%, 1/2/14		280,000
900,000	Natixis/New York NY, 0.72%, 4/23/14		900,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - 1,880,000)		1,880,000

Shares	MONEY MARKET FUND - 47.6%
8,633,322	STIT - Liquid Assets Portfolio, 0.24% *		8,633,322
	(Cost - $8,633,322)
	TOTAL SHORT-TERM INVESTMENTS - (Cost- $10,513,322)		10,513,322

	TOTAL INVESTMENTS - 92.9% (Cost - $16,906,568) (a)		$ 16,834,577
	OTHER ASSETS LESS LIABILITIES - 7.1%		1,281,417
	NET ASSETS - 100.0%		$ 18,115,994
COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

^ Security Lending
+ Affiliated company.
LLC - Limited Liability Company
PLC - Public Limited Company
* Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $16,906,568 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 2,748
	Unrealized depreciation		(74,739)
	Net unrealized depreciation		$ (71,991)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - 0.7%
	Commodity Futures - 0.7%
72	Cocoa, Dec 2013	$ 1,900,800	$ 160,829
40	Cotton, Dec 2013	1,744,200	42,209
13	Heating Oil Futures, Nov 2013	1,622,439	(38,438)
52	Lean Hogs, Dec 2013	1,801,800	(18,355)
80	Live Cattle, Dec 2013	4,223,200	53,608
90	LME Zinc Future, Dec 2013	4,308,188	(43,965)
24	NYMEX Lgt Sweet Crude Oil Future, Nov 2013	213,600	(27,840)
17	Soybean Future, Nov 2013	1,090,338	(1,488)
19	Soybean Meal, Dec 2013	770,260	63,270
	TOTAL LONG FUTURES CONTRACTS	15,774,024	189,830

	SHORT FUTURES CONTRACTS - 0.8%
	Commodity Futures - 0.5%
3	Coffee, Dec 2013	127,913	8,213
3	COMEX miNY Gold, Dec 2013	199,050	(758)
5	Copper Future, Dec 2013	415,375	4,063
20	Corn Future, Dec 2013	441,500	104,500
6	Gasoline RBOB, Nov 2013	662,306	11,794
18	LME Aluminum, Dec 2013	827,888	(12,938)
45	LME Zinc Future, Dec 2013	2,154,094	(55,969)
59	NYMEX E-Mini Natural Gas, Nov 2013	3,018,588	29,795
1	Silver, Dec 2013	108,540	10,370
6	Soybean Oil Future, Dec 2013	147,960	23,724
10	Wheat Future, Dec 2013	339,250	(18,875)
30	World Sugar #11, Mar 2014	609,504	(14,702)
	TOTAL SHORT FUTURES CONTRACTS	$ 42,500,815	$ 89,217

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	MUTUAL FUNDS - 4.1%
79,106	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 791,063
	TOTAL MUTUAL FUNDS (Cost - $791,063)

Par Value	BONDS & NOTES - 27.6%
	BANKS - 10.0%
$ 75,000	ABN AMRO Bank NV, 3.00%, 1/31/14 ^		75,556
250,000	Bank of America Corp., 1.50%, 10/9/15		251,367
25,000	Capital One Financial Corp., 2.125%, 7/15/14		25,277
150,000	Capital One Financial Corp., 1.00%, 11/6/15		149,244
50,000	Citigroup, Inc., 6.375%, 8/12/14		52,416
240,000	First Horizon National Corp., 5.375%, 12/15/15		259,369
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		52,564
250,000	ING Bank NV, 2.00%, 9/25/15 ^		253,402
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17		227,213
55,000	Morgan Stanley, 6.00%, 4/28/15		59,007
50,000	Morgan Stanley, 4.00%, 7/24/15		52,153
100,000	Santander US Debt SAU, 3.724%, 1/20/15 ^		101,416
350,000	Zions Bancorporation, 2.75%, 5/16/16		352,232
			1,911,216
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15		51,714
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15		58,410
200,000	General Electric Capital Corp., 5.375%, 10/20/16		222,974
60,000	Harley-Davidson Funding, 5.75%, 12/15/14 ^		63,261
50,000	Jefferies Group, Inc., 5.875%, 6/8/14		51,625
50,000	Merrill Lynch & Co, Inc., 5.45%, 7/15/14		51,833
			499,817
	HOME FURNISHINGS - 0.9%
150,000	Whirlpool Corp., 6.5%, 6/15/16		168,604

	INSURANCE - 4.0%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 ^		279,279
450,000	Sirius International Group Ltd., 6.375%, 3/20/17 ^		492,012
			771,291
	MEDIA - 1.3%
250,000	Viacom, Inc., 2.50%, 12/15/16		256,170

	MINING - 0.3%
50,000	Anglo American Capital PLC, 9.375%, 4/8/14 ^		52,090

	OIL & GAS - 1.8%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16		188,773
140,000	Transocean, Inc., 5.05%, 12/15/16		153,424
			342,197
	PHARMACEUTICALS - 1.2%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17		226,174

	RETAIL - 1.6%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		296,288

	SAVINGS & LOANS - 2.2%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15		421,298

	TELECOMMMUNICATIONS- 1.7%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15 ^		152,988
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14		15,480
140,000	Motorola Solutions Inc., 6.00%, 11/15/17		159,701
			328,169

	TOTAL BONDS & NOTES (Cost- $5,323,968)		5,273,314

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

	SHORT-TERM INVESTMENTS - 61.7%
Par Value	CERTIFICATES OF DEPOSIT - 10.3%
$ 400,000	Bank of New York, 1.15%, 4/4/14		$ 400,000
550,000	Corpbanca/NY, 1.18%, 10/31/13		550,000
310,000	Corpbanca/NY, 1.95%, 1/2/14		310,000
200,000	Landesbk Hessen Bank, 0.50%, 11/15/13		199,977
500,000	Natixis/NY, 0.72%, 4/23/14		500,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,959,977)		1,959,977

	COMMERCIAL PAPER - 32.1%
300,000	Axafin, 9/5/14		297,881
250,000	Benington Stark Capital, ,4/14/14		249,188
250,000	Dealers Capital Access Trust, Inc., 10/22/13		249,949
500,000	Entergy, 10/4/13		499,967
300,000	Glencore Funding LLC, 11/27/13		299,786
500,000	Holcium US Finance Sarl and Cie, 10/22/13		499,889
300,000	Molson Coors Brewing, 11/18/13		299,784
300,000	Nissan Motors, 10/1/13		300,000
250,000	Romulus Funding Corp., 10/1/13		250,000
900,000	Romulus Funding Corp., 11/1/13		899,302
900,000	Safeway, Inc., 10/31/13		899,588
500,000	Santander Commercial Paper, 9/8/14		493,588
900,000	Talisman Energy,Inc., 10/5/13		899,807
	TOTAL COMMERCIAL PAPER (Cost - $6,138,729)		6,138,729

Shares	MONEY MARKET FUND - 19.3%
3,684,302	STIT - Liquid Assets Portfolio, 0.24% *		3,684,302
	(Cost - $3,684,302)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,783,008)		11,783,008

	TOTAL INVESTMENTS - 93.4% (Cost - $17,898,039) (a)		$ 17,847,385
	OTHER ASSETS LESS LIABILITIES - 6.6%		1,257,868
	NET ASSETS - 100.0%		$ 19,105,253

^ Security Lending
+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
LLC - Limited Liability Company
PLC - Public Limited Company

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,898,039 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 3,065
	Unrealized depreciation		(53,719)
	Net unrealized depreciation		$ (50,654)

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (4.3) %
	Commodity Futures - (1.0) %
36	Cocoa, Dec 2013	$ 950,400	$ 49,130
16	Coffee, Dec 2013	682,200	(64,556)
10	Copper Future, Dec 2013	830,750	2,450
27	Corn Future, Dec 2013	596,025	(87,863)
20	Cotton, Dec 2013	872,100	11,215
9	Crude Oil Future, Nov 2013	920,970	(45,580)
7	Gasoline RBOB, Nov 2013	772,691	(31,529)
5	Gold, Dec 2013	663,500	2,500
8	Heating Oil Futures, Nov 2013	998,424	(41,383)
37	Lean Hogs, Dec 2013	1,282,050	(15,310)
40	Live Cattle, Dec 2013	2,111,600	48,861
24	LME Aluminum, Dec 2013	1,103,850	(31,619)
25	LME Zinc Future, Dec 2013	1,196,719	(19,594)
17	Natural Gas Future, Nov 2013	605,200	(22,260)
5	Silver, Dec 2013	542,700	18,275
13	Soybean Future, Nov 2013	833,788	11,763
15	Soybean Meal, Dec 2013	608,100	44,390
48	Soybean Oil Future, Dec 2013	1,183,680	(97,438)
26	Wheat Future, Dec 2013	882,050	40,550
63	World Sugar #11, Mar 2014	1,279,958	37,475
	TOTAL LONG FUTURES CONTRACTS	$ 18,916,754	$ (190,523)

	SHORT FUTURE CONTRACTS - 0.0%
1	LME Aluminum, Dec 2013	45,994	3,619
2	LME Zinc Future, Dec 2013	95,738	(231)
	TOTAL SHORT FUTURES CONTRACTS	$ 141,731	$ 3,388

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	MUTUAL FUNDS - 4.3%
147,115	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 1,471,150
	TOTAL MUTUAL FUNDS (Cost - $1,471,150)

Par Value	BONDS & NOTES - 24.9%
	BANKS - 9.8%
$ 500,000	ABN AMRO Bank NV, 3.00%, 1/31/14 ^		503,709
200,000	Capital One Financial Corp., 2.125%, 7/15/14		202,217
400,000	Capital One Financial Corp., 1.00%, 11/6/15		397,985
150,000	Citigroup, Inc., 6.375%, 8/12/14		157,248
360,000	First Horizon National Corp., 5.375%, 12/15/15		389,053
300,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		315,383
300,000	JPMorgan Chase & Co., 6.125%, 6/27/17		340,819
200,000	Morgan Stanley, 6.00%, 4/28/15		214,572
200,000	Morgan Stanley, 4.00%, 7/24/15		208,611
200,000	Santander US Debt SAU, 3.724%, 1/20/15 ^		202,832
300,000	Societe Generale, 2.50%, 1/15/14 ^		301,290
150,000	Zions Bancorporation, 2.75%, 5/16/16		150,956
			3,384,675
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
200,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15		206,856
200,000	Ford Motor Credit Co. LLC., 12.00%, 5/15/15		233,642
300,000	General Electric Capital Corp., 5.375%, 10/20/16		334,461
200,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14 ^		210,868
200,000	Jefferies Group, Inc., 5.875%, 6/18/14		206,500
200,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14		207,333
			1,399,660
	ELECTRIC - 0.3%
100,000	Exelon Generation Co. LLC., 5.35%, 1/15/14		101,335

	HOME FURNISHINGS - 0.5%
150,000	Whirlpool Corp., 6.50%, 6/15/16		168,604

	INSURANCE - 1.9%
350,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 ^		390,990
255,000	Sirius International Group Ltd., 6.375%, 3/20/17 ^		278,807
			669,797
	MEDIA - 1.5%
500,000	Viacom, Inc., 2.50%, 12/15/16		512,340

	MINING - 0.4%
150,000	Anglo American Capital PLC, 9.375%, 4/8/14 ^		156,268

	OIL & GAS - 1.7%
350,000	Petrobas Global Finance BV, 2.00%, 5/20/16		347,739
200,000	Transocean, Inc., 5.05%, 12/15/16		219,178
			566,917
	PHARMACEUTICALS - 0.5%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17		169,631

	RETAIL - 0.7%
200,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		237,030

	SAVINGS & LOANS - 1.5%
490,000	Amsouth Bank, 5.20%, 4/1/15		516,091

	TELECOMMUNICATIONS - 2.0%
400,000	Crown Castle Towers LLC, 3.214%, 8/15/15 ^		407,968
50,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		51,601
210,000	Motorola Solutions, Inc., 6.00%, 11/15/17		239,551
			699,120

	TOTAL BONDS & NOTES (Cost- $8,632,709)		8,581,468

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Par Value	SHORT-TERM INVESTMENTS- 70.1%		Value
	CERTIFICATES OF DEPOSIT - 8.0%
$ 100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02%, 3/5/14		$ 100,000
700,000	Banco do Brasil SA/New York, 1.18%, 3/10/14		700,000
250,000	Corpabanca/NY, 1.18%, 10/31/13		250,000
800,000	Corpabanca/NY, 1.95%, 1/2/14		800,000
500,000	Itau Unibanco, 1.26%, 9/12/14		500,000
400,000	Landesbk Hessen Bank, 0.50%, 11/15/13		399,955
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $2,749,955)		2,749,955

	COMMERCIAL PAPER - 43.5%
250,000	Avon Capital Corp., 10/28/13		249,756
1,200,000	Axafin, 9/5/14		1,191,525
450,000	Bennington Stark Capital, 4/14/14		448,537
700,000	Dealers Capital Access Trust, Inc., 10/22/13		699,860
900,000	Entergy, 10/4/13		899,940
250,000	Entergy, 10/7/13		249,967
300,000	Glencore Funding LLC., 11/13/13		299,839
700,000	Glencore Funding LLC., 11/27/13		699,501
1,450,000	Holcim US Finance Sarl and Cie, 10/22/13		1,449,679
600,000	Molson Coors Brewing, 11/18/13		599,568
300,000	National Grid USA, 11/14/13		299,853
900,000	Nissan Motors, 10/1/13		900,000
900,000	Romulus Funding Corp., 10/1/13		900,000
1,500,000	Romulus Funding Corp., 11/1/13		1,498,837
900,000	Safeway, Inc., 10/31/13		899,587
1,000,000	Santander, 9/8/14		987,175
250,000	Silver Tower US Funding, 10/9/13		249,966
550,000	Societe Generale North America, 10/31/13		549,867
900,000	Talisman Energy, Inc., 10/15/13		899,808
1,000,000	Wellpoint, 10/17/13		999,867
	TOTAL COMMERCIAL PAPER (Cost - $14,973,132)		14,973,132

Shares	MONEY MARKET FUND - 18.6%
6,385,211	STIT - Liquid Assets Portfolio, 0.24% *		6,385,211
	(Cost - $6,385,211)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $24,108,298)		24,108,298

	TOTAL INVESTMENTS - 99.3% (Cost - $34,212,157) (a)		$ 34,160,916
	OTHER ASSETS LESS LIABILITIES - 0.7%		242,432
	NET ASSETS - 100.0%		$ 34,403,348

^ Security Lending.
+ Affiliated company.
LLC - Limited Liability Company
PLC - Public Limited Company
* Money market fund; interest rate reflects seven day effective yield on September 30, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $34,212,157 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 11,897
	Unrealized depreciation		(63,138)
	Net unrealized depreciation		$ (51,241)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.1%
	Fixed Income Futures - 0.1%
7	Euro BOBL Future, Dec 2013	$ 1,178,919	$ 13,926
5	Euro Schatz, Dec 2013	747,075	1,624
25	US 2 YR NOTE (CBT), Dec 2013	5,506,650	3,906
	TOTAL LONG FUTURES CONTRACTS	7,432,644	19,456

	SHORT FUTURES CONTRACTS - (0.4) %
	Fixed Income Futures - (0.4) %
7	Canadian 10 Year Bond Future, Dec 2013	882,336	(16,471)
3	Euro-Bund Future, Dec 2013	570,459	(11,003)
6	Long Gilt Future, Dec 2013	1,071,450	(20,687)
24	US 10 Year Future, Dec 2013	3,033,384	(60,187)
10	US 5 YR NOTE (CBT), Dec 2013	1,210,470	(15,625)
	TOTAL SHORT FUTURES CONTRACTS	$ 6,768,099	$ (123,973)

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	MUTUAL FUNDS - 4.1%
254,945	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 2,549,447
	TOTAL MUTUAL FUNDS (Cost - $2,549,447)

	BONDS & NOTES - 23.2%
Par Value	BANKS - 11.0%
$ 1,500,000	ABN AMRO Bank NV, 3.00%, 1/31/14 ^		1,511,127
541,000	Capital One Financial Corp., 2.125%, 7/15/14		546,996
50,000	Capital One Financial Corp., 1.00%, 11/6/15		49,748
700,000	Citigroup, Inc., 6.375%, 8/12/14		733,823
590,000	First Horizon National Corp., 5.375%, 12/15/15		637,615
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		1,051,276
630,000	Morgan Stanley, 6.00%, 4/28/15		675,901
600,000	Morgan Stanley, 4.00%, 7/24/15		625,833
300,000	Santander US Debt SAU, 3.724% 1/20/15 ^		304,248
600,000	Societe Generale, 2.50%, 1/15/14 ^		602,580
150,000	Zions Bancorporation, 2.75% 5/16/16		150,956
			6,890,103
	DIVERSIFIED FINANCIAL - 6.0%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15		620,569
600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15		700,924
500,000	General Electric Capital Corp., 5.375%, 10/20/16		557,435
600,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14 ^		632,605
600,000	Jefferies Group, Inc., 5.875%, 6/8/14		619,500
600,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14		622,000
			3,753,033
	ELECTRIC - 0.3%
223,000	Exelon Generation Co. LLC., 5.35%, 1/15/14		225,977

	HOME FURNISHINGS - 0.3%
150,000	Whirlpool Corp., 6.5%, 6/15/16		168,604

	INSURANCE - 2.2%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 ^		1,176,321
180,000	White Mountain Insurance Group, 6.375%, 3/20/17 ^		196,805
			1,373,126
	MEDIA - 0.1%
50,000	Viacom, Inc., 2.50%, 12/15/16		51,234

	MINING - 1.1%
700,000	Anglo American Capital PLC, 9.375%, 4/8/14 ^		729,253

	OIL & GAS - 0.7%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16		149,031
300,000	Transocean, Inc., 5.05%, 12/15/16		328,766
			477,797
	PHARMACEUTICALS - 0.3%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17		169,631

	RETAIL - 0.1%
50,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		59,258

	SAVINGS & LOANS 0.2%
100,000	Amsouth Bank, 5.20%, 4/1/15		105,325

	TELECOMMUNICATIONS - 0.9%
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15 ^		50,996
150,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		154,803
290,000	Motorola Solutions, Inc., 6.00%, 11/15/17		330,809
			536,608

	TOTAL BONDS & NOTES (Cost - $14,544,502)		14,539,949

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Par Value	SHORT-TERM INVESTMENTS - 70.3%		Value
	CERTIFICATES OF DEPOSIT - 21.1%
$ 900,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02%, 3/5/14		$ 900,000
1,900,000	Banco do Brasil, 1.18%, 3/10/14		1,900,000
1,300,000	Bank of New York, 1.15%, 4/4/14		1,300,000
3,000,000	Corpbanca, 1.28%, 10/8/13		2,999,993
1,000,000	Corpbanca, 1.18%, 10/31/13		1,000,000
3,360,000	Corpbanca, 1.95%, 1/2/14		3,360,000
1,000,000	Itau Unibanco, 1.26%, 9/12/14		1,000,000
750,000	Landesbk Hessen Bank, 0.50%, 11/15/13		749,915
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $13,209,908)		13,209,908

	COMMERCIAL PAPER- 38.4%
1,000,000	Avon Capital Corp., 10/28/13		999,025
2,000,000	Axafin, 9/5/14		1,985,875
750,000	Bennington Stark Capital, 4/14/14		747,563
900,000	Dealers Capital Access Trust, Inc., 10/22/13		899,818
1,300,000	Entergy, 10/4/13		1,299,913
300,000	Entergy, 10/7/13		299,960
800,000	Glencore Funding LLC., 11/13/13		799,570
500,000	Glencore Funding LLC., 11/27/13		499,644
2,000,000	Holcium US Finance Sarl and Cie, 10/22/13		1,999,557
750,000	Molson Coors Brewing, 11/18/13		749,460
800,000	National Grid USA, 11/14/13		799,609
1,500,000	Nissan Motors, 10/1/13		1,500,000
1,450,000	Romulus Funding Corp., 10/1/13		1,450,000
2,500,000	Romulus Funding Corp., 11/1/13		2,498,063
2,500,000	Safeway, Inc., 10/31/13		2,498,854
1,750,000	Santander, 9/8/14		1,727,556
500,000	Silver Tower US Funding, 10/9/13		499,932
350,000	SMLTD, 2/3/14		349,441
500,000	Societe General North America, 10/31/13		499,879
1,200,000	Talisman Energy, Inc., 10/15/13		1,199,743
750,000	Wellpoint, 10/17/13		749,900
	TOTAL COMMERCIAL PAPER (Cost - $24,053,362)		24,053,362

Shares	MONEY MARKET FUND - 10.8%
6,732,472	STIT-Liquid Assets Portfolio - 0.24%*		$ 6,732,472
	(Cost - $6,732,472)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,995,742)		43,995,742

	TOTAL INVESTMENTS - 97.6% (Cost - $61,089,691) (a)		$ 61,085,138
	OTHER ASSETS LESS LIABILITIES - 2.4%		1,533,362
	NET ASSETS - 100.0%		$ 62,618,500

^ Security Lending
+ Affiliated company.
LLC - Limited Liability Company
PLC - Public Limited Company
* Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $61,089,691 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 36,098
	Unrealized depreciation		(40,651)
	Net unrealized depreciation		$ (4,553)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (2.2%)
	Fixed Income Futures - (2.2%)
23	Canadian 10 Year Bond, Dec 2013	$ 2,899,104	$ 53,894
7	Euro BOBL Future Dec 2013	1,178,919	13,926
6	Euro-Bund Future, Dec 2013	4,373,519	23,657
8	Euro Schatz, Dec 2013	1,195,320	2,599
23	Long Gilt Future, Dec 2013	14,643,150	78,928
82	US 10 Year Future, Dec 2013	5,940,377	220,857
47	US 2 YR Note, Dec 2013	18,722,610	30,671
85	US 5 YR Note, Dec 2013	10,288,995	140,385
	TOTAL LONG FUTURES CONTRACTS	$ 59,241,994	$ 564,917

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

Par Value		Value
	SHORT-TERM INVESTMENTS - 99.8%
	CERTIFICATES OF DEPOSIT - 30.6%
$ 800,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02% 3/5/14	$ 800,000
300,000	Banco de Brasil SA/New York, 1.18%, 3/10/14	300,000
600,000	Bank of New York, 1.15%, 4/4/14	600,000
500,000	Corpbanca/NY, 1.28%, 10/8/13	499,999
400,000	Corpbanca/NY, 1.18%, 10/31/13	400,000
700,000	Itau Unibanco, 1.26%, 9/12/14	700,000
150,000	Landesbk Hessen Bank, 0.50%, 11/15/13	149,983
600,000	Natixis/New York NY, 0.72%, 4/23/14	600,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $4,049,982)	4,049,982

	COMMERCIAL PAPER - 65.5%
250,000	Avon Capital Corp., 1.3128%, 10/28/13	249,756
500,000	Axafin, 9/5/14	496,469
400,000	Banco Bilbao Vizcaya LON, 10/21/13	399,700
300,000	Banco de Credito Inversiones, 10/4/13	299,986
500,000	Dealers Capital Access Trust, Inc., 10/22/13	499,899
300,000	ENI Finance USA, Inc., 3/24/14	298,840
450,000	Entergy Corp., 10/7/13	449,940
250,000	Ford Motor Credit, 11/1/13	249,785
500,000	Glencore Funding LLC., 11/27/13	499,644
250,000	Holcium US Finance Sarl and Cie, 10/22/13	249,945
450,000	Molson Coors Brewing, 11/18/13	449,676
500,000	Nissan Motors, 10/1/13	500,000
400,000	Romulus Funding Corp., 10/1/13	400,000
750,000	Romulus Funding Corp., 11/1/13	749,419
700,000	Safeway, Inc., 10/31/13	699,679
550,000	Santander, 9/8/14	542,946
250,000	Silver Tower US Funding, 10/9/13	249,966
250,000	Societe Generale North America, 10/31/13	249,939
300,000	SM LTD, 2/3/14	299,521
600,000	Talisman Energy, Inc., 10/15/13	599,872
250,000	Wellpoint, 10/17/13	249,967
	TOTAL COMMERCIAL PAPER (Cost - $8,684,949)	8,684,949

	MONEY MARKET FUND - 3.7%
487,714	STIT - Liquid Assets Portfolio, 0.24% *	487,714
	(Cost - $487,714)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,222,646)	13,222,645

	TOTAL INVESTMENTS - 99.8% (Cost - $13,222,645) (a)	$ 13,222,645
	OTHER ASSETS LESS LIABILITIES - 0.2%	31,818
	NET ASSETS - 100.0%	$ 13,254,463

* Money market fund; interest rate reflects seven day effective yield on September 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,222,646.

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Portfolio’s assets and liabilities measured at fair value:

US 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,108,656	$ -	$ -	$ 39,108,656
Money Market Fund	233,906	-	-	233,906
Total	$ 39,342,562			$ 39,342,562
Liabilities
Futures Contracts	$ (5,538)	$ -	$ -	$ (5,538)
Total	$ (5,538)	$ -	$ -	$ (5,538)

US Small Cap 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,165,356	$ -	$ -	$ 14,165,356
Money Market Fund	117,634	-	-	117,634
Total	$ 14,282,990			$ 14,282,990

International 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 27,401,716	$ -	$ -	$ 27,401,716
Money Market Fund	3,641,984	-	-	3,641,984
Total	$ 31,043,700	$ -	$ -	$ 31,043,700
Liabilities
Futures Contracts	$ (44,730)	$ -	$ -	$ (44,730)
Total	$ (44,730)	$ -	$ -	$ (44,730)

Emerging Market 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,300,760	$ -	$ -	$ 10,300,760
Exchange Traded Funds	685,662	-	-	685,662
Money Market Fund	1,104,787	-	-	1,104,787
Total	$ 12,091,209	$ -	$ -	$ 12,091,209
Liabilities
Futures Contracts	$ (26,925)	$ -	$ -	$ (26,925)
Total	$ 24,155,493	$ -	$ -	$ 24,155,493

REC Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
REITs	$ 5,175,011	$ -	$ -	$ 5,175,011
Money Market Fund	15,920,655	-	-	15,920,655
Total	$ 21,095,666	$ -	$ -	$ 21,095,666

Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,029,055	$ -	$ -	$ 1,029,055
Bonds & Notes	-	6,309,787	-	6,309,787
Short-Term Investments	23,621,949	-	-	23,621,949
Total	$ 24,651,004	$ -	$ -	$ 30,960,791
Liabilities
Futures Contracts	$ (8,733)	-	-	$ (8,733)
Total	$ (8,733)	$ -	$ -	$ (8,733)
COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)(Continued)

US 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 96,511,765	$ -	$ -	$ 96,511,765
Money Market Fund	1,932,251	-	-	1,932,251
Total	$ 98,444,016	$ -	$ -	$ 98,444,016
Liabilities
Futures Contracts	$ (8,325)	$ -	$ -	$ (8,325)
Total	$ (8,325)	$ -	$ -	$ (8,325)

International 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 55,671,002	$ -	$ -	$ 55,671,002
Money Market Fund	2,678,469	-	-	2,678,469
Total	$ 58,349,471	$ -	$ -	$ 58,349,471
Liabilities
Futures Contracts	$ (23,908)	$ -	$ -	$ (23,908)
Total	$ (23,908)	$ -	$ -	$ (23,908)
Commodity Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 823,100	$ -	$ -	$ 823,100
Bonds & Notes	-	5,498,155	-	5,498,155
Short-Term Investments	10,513,322	-	-	10,513,322
Futures Contracts	279,047	-	-	279,047
Total	$ 11,615,469	$ 5,498,155	$ -	$ 17,113,624
Commodity Strategies Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 791,063	$ -	$ -	$ 791,063
Bonds & Notes	-	5,273,314	-	5,273,314
Short-Term Investments	11,783,008	-	-	11,783,008
Total	$ 12,574,071	$ 5,273,314	$ -	$ 17,847,385
Liabilities
Futures Contracts	$ (187,135)	$ -	$ -	$ (187,135)
Total	$ (187,135)	$ -	$ -	$ (187,135)

Long/Short Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,471,150	$ -	$ -	$ 1,471,150
Bonds & Notes	-	8,581,468	-	8,581,468
Short-Term Investments	24,108,298	-	-	24,108,298
Total	$ 25,579,448	$ 8,581,468	$ -	$ 34,160,916
Liabilities
Futures Contracts	$ (104,517)	$ -	$ -	$ (104,517)
Total	$ (104,517)	$ -	$ -	$ (104,517)

Enhanced Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,549,447	$ -	$ -	$ 2,549,447
Bonds & Notes	-	14,539,949	-	14,539,949
Short-Term Investments	43,995,742	-	-	43,995,742
Futures Contracts	564,917	-	-	564,917
Total	$ 47,110,106	$ 14,539,949	$ -	$ 61,650,055

Ultra Short-Term Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 13,222,645	$ -	$ -	$ 13,222,645
Total	$ 13,222,645	$ -	$ -	$ 13,222,645
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)(Continued)

Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to take delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Funds Trust

By

*/s/ Stephen M. Hammers

       Stephan M. Hammers, President

Date

11/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Stephen M. Hammers

       Stephen M. Hammers, President

Date

11/29/2013

By

*/s/ Robert W. Walker

       Robert W. Walker, Treasurer

Date

11/29/2013